                          PACIFIC HORIZON INCOME FUNDS
                               SEMI-ANNUAL REPORT
                                AUGUST 31, 1997




                        U.S. GOVERNMENT SECURITIES FUND

                              CORPORATE BOND FUND

                             INTERMEDIATE BOND FUND




                               INVESTING FOR ALL
                             THE TIMES OF YOUR LIFE




                                NOT FDIC INSURED


                         PACIFIC HORIZON INCOME FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                                                        Contents

                              .  FUND FACTS                            2-3
                              .  UNDERSTANDING YOUR SHAREHOLDER
                              .    REPORT                              4-6
                              .  ECONOMIC REVIEW FROM THE INVESTMENT
                              .    ADVISER                             8-9
                              .  PACIFIC HORIZON U.S.
                              .    GOVERNMENT SECURITIES FUND AND
                              .    CORPORATE BOND FUND
                              .    Portfolios of Investments         10-12
                              .    Statements of Assets
                              .      and Liabilities                 13-14
                              .    Statements of Operations          15-16
                              .    Statements of Changes
                              .      in Net Assets                   17-18
                              .  PACIFIC HORIZON INTERMEDIATE BOND
                              .    FUND
                              .    Statement of Assets
                              .      and Liabilities                    19
                              .    Statement of Operations              20
                              .    Statements of Changes
                              .      in Net Assets                      21
                              .    Notes to Financial Statements     22-29
                              .    Financial Highlights              30-39

                              .  MASTER INVESTMENT TRUST, SERIES
                              .    I -- INVESTMENT
                              .    GRADE BOND PORTFOLIO
                              .    Portfolio of Investments          40-41
                              .    Statement of Assets
                              .      and Liabilities                    42
                              .    Statement of Operations              43
                              .    Statements of Changes
                              .      in Net Assets                      44
                              .    Notes to Financial Statements     45-47
                              .    Supplementary Data                   48

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                        PRINCIPAL
            DESCRIPTION               RATE         MATURITY DATE         AMOUNT       VALUE (NOTE 2)
-----------------------------------   -----    ---------------------   -----------    --------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 93.2%
 Government National Mortgage
   Association*....................   11.50%    2/15/98 to 2/15/00     $    10,000     $     11,090
 Government National Mortgage
   Association*....................   11.00%    2/15/98 to 9/20/19         428,000          460,653
 Government National Mortgage
   Association*....................   10.50%    12/15/97 to 4/15/21      1,926,000        2,059,573
 Government National Mortgage
   Association*....................   10.00%    10/15/98 to 3/15/21        916,000          987,390
 Government National Mortgage
   Association*....................    9.50%    3/15/98 to 4/20/06       1,214,000        1,282,817
 Government National Mortgage
   Association*....................    9.00%    6/15/01 to 6/15/07         329,000          346,145
 Government National Mortgage
   Association*....................    8.50%    10/15/09 to 6/15/26      4,855,000        5,112,117
 Government National Mortgage
   Association*....................    8.00%    1/15/20 to 12/15/22     14,536,000       15,017,554
 Government National Mortgage
   Association*....................    7.50%    4/15/22 to 12/15/25     19,316,000       19,578,868
 Government National Mortgage
   Association*....................    7.00%    12/15/08 to 8/15/25     13,590,000       13,626,640
 Government National Mortgage
   Association*....................    6.50%    4/15/26 to 6/15/26      10,599,000       10,234,258
 Government National Mortgage
   Association*....................    6.00%         12/15/10              439,000          430,906
                                                                                        -----------
TOTAL INVESTMENTS -- 93.2%
 (COST $68,095,936)(a).............                                                      69,148,011
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 6.8%...............                                                       5,073,978
                                                                                        -----------
NET ASSETS -- 100.0%...............                                                    $ 74,221,989
                                                                                        ===========

---------------

Percentages indicated are based on net assets of $74,221,989.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

       Unrealized appreciation.....................................................  $ 1,237,727
       Unrealized depreciation.....................................................     (185,652)
                                                                                     -----------
       Net unrealized appreciation.................................................  $ 1,052,075
                                                                                     =============

* Mortgage-backed pass-through obligation.

See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                            MOODY'S/
                                              S&P
                                            RATINGS                 MATURITY   PRINCIPAL      VALUE
              DESCRIPTION                 (UNAUDITED)     RATE        DATE       AMOUNT     (NOTE 2)
---------------------------------------- --------------   -----     ---------  ----------  -----------
ASSET-BACKED SECURITIES -- 3.6%
 The Money Store Home Equity Trust
   Series 1996-B (Cost $1,299,238)......   Aaa/AAA         7.38%     05/15/17  $1,300,000  $ 1,329,822
                                                                                           -----------
COLLATERALIZED MORTGAGE
 OBLIGATIONS -- 4.7%
 Citibank Credit Card Master Trust I
   Series 1996-1+.......................   Aaa/AAA         0.00%     02/07/03   1,000,000      806,630
 Citibank Credit Card Master Trust I
   Series 1997-6+.......................    Aaa/NR         0.00%     08/15/06   1,500,000      933,925
 Prudential Mortgage Cap................   Aaa/AAA        11.58%     12/15/13       3,788        3,788
                                                                                           -----------
TOTAL COLLATERALIZED MORTGAGE
 OBLIGATIONS (COST $1,768,188)..........                                                     1,744,343
                                                                                           -----------
CORPORATE BONDS -- 63.8% BANKS -- 15.2%
 ABN-AMRO Bank NV.......................   Aa2/AA-         7.75%     05/15/23   1,350,000    1,400,248
 Chase Manhattan Corp...................    A1/A-          8.13%     06/15/02   1,000,000    1,059,248
 Comerica Bank..........................    A2/A-          8.38%     07/15/24   1,000,000    1,078,508
 Fuji Bank (Cayman), Ltd................    A3/NR          7.30%     03/29/49   1,000,000    1,003,097
 Midland Bank PLC.......................     A1/A          7.63%     06/15/06   1,000,000    1,044,726
                                                                                           -----------
                                                                                             5,585,827
                                                                                           -----------
BEVERAGES -- 2.6%
 Anheuser Busch Cos., Inc...............    A1/A+          7.00%     12/01/25   1,000,000      954,822
                                                                                           -----------
DIVERSIFIED MANUFACTURING -- 2.4%
 Allied Signal Corp.....................     A2/A          9.50%     06/01/16     719,000      888,759
                                                                                           -----------
ENTERTAINMENT -- 2.7%
 Walt Disney Co.........................     A2/A          6.75%     03/30/06   1,000,000    1,001,754
                                                                                           -----------
FINANCIAL SERVICES -- 14.8%
 Bear Stearns Co., Inc..................     A2/A          6.50%     07/05/00   1,000,000    1,002,840
 BHP Finance USA Ltd....................     A2/A          6.42%     03/01/26   1,400,000    1,387,750
 Hartford Life, Inc.....................     A2/A          6.90%     06/15/04   1,500,000    1,507,258
 International Lease Finance Corp.......    A1/A+          6.88%     05/01/01   1,500,000    1,515,777
                                                                                           -----------
                                                                                             5,413,625
                                                                                           -----------
FOOD & KINDRED PRODUCTS -- 5.1%
 ConAgra, Inc...........................   Baa2/BBB        9.75%     03/01/21   1,500,000    1,879,212
                                                                                           -----------
INSURANCE -- 3.0%
 Commercial Credit......................    A1/A+          7.88%     02/01/05   1,000,000    1,095,508
                                                                                           -----------
RADIO & TV -- 8.3%
 British Telecom Finance................   Aa1/AAA         9.63%     02/15/19   1,300,000    1,413,407
 Tele-Communications, Inc...............   Ba1/BBB-        9.88%     06/15/22   1,400,000    1,637,560
                                                                                           -----------
                                                                                             3,050,967
                                                                                           -----------
RENTAL & LEASE EQUIPMENT -- 2.8%
 Hertz Corp.............................    A3/A-          7.38%     06/15/01   1,000,000    1,025,980
                                                                                           -----------
RETAIL -- 2.8%
 Sears Roebuck Acceptance Corp..........    A2/A-          7.00%     06/15/07   1,000,000    1,002,946
                                                                                           -----------

See Notes to Financial Statements.

                                            MOODY'S/
                                              S&P
                                            RATINGS                 MATURITY   PRINCIPAL      VALUE
              DESCRIPTION                 (UNAUDITED)     RATE        DATE       AMOUNT     (NOTE 2)
---------------------------------------- --------------   -----     ---------  ----------  -----------
SECURITY BROKER/DEALERS -- 4.1%
 Merrill Lynch & Co., Inc...............   Aa3/AA-         7.00%     03/15/06  $1,500,000  $ 1,510,899
                                                                                           -----------
TOTAL CORPORATE BONDS (COST $22,462,119)                                                    23,410,299
                                                                                           -----------
MEDIUM TERM NOTES -- 27.1%
 AUTOMOBILES -- 6.8%
 Ford Motor Credit Co...................    A1/A+          5.75%     01/25/01   1,000,000      978,493
 General Motors Acceptance Corp.........    A3/A-          6.60%     01/17/01   1,500,000    1,503,996
                                                                                           -----------
                                                                                             2,482,489
                                                                                           -----------
BANKS -- 4.0%
 NationsBank Corp.......................    A1/A+          6.09%     12/14/01   1,500,000    1,472,895
                                                                                           -----------
FINANCIAL SERVICES -- 8.2%
 Associates Corp. N.A...................   Aa3/AA-         6.95%     08/01/02   1,000,000    1,010,659
 Countrywide Funding Corp...............     A3/A          6.54%     04/14/00   1,000,000    1,001,435
 Ikon Capital, Inc......................    A3/A-          6.73%     06/15/01   1,000,000    1,001,120
                                                                                           -----------
                                                                                             3,013,214
                                                                                           -----------
INSURANCE -- 2.6%
 UNUM Corp..............................    A1/A+          5.88%     10/15/03   1,000,000      952,346
                                                                                           -----------
RETAIL STORES -- 2.6%
 Penney J.C. & Co.......................     A2/A          6.50%     12/15/07   1,000,000      961,656
                                                                                           -----------
UTILITIES -- 2.9%
 Pacific Gas & Electric.................     A2/A          7.88%     04/08/14   1,000,000    1,056,263
                                                                                           -----------
TOTAL MEDIUM TERM NOTES (COST
 $9,824,823)............................                                                     9,938,863
                                                                                           -----------

                                                                                SHARES
                                                                              -----------
TEMPORARY INVESTMENTS -- 1.8%
 Temporary Investment Fund.............                                           327,940      327,940
 Temporary Investment Cash Fund........                                           327,940      327,940
                                                                                           -----------
TOTAL TEMPORARY INVESTMENTS (COST
 $655,880).............................                                                        655,880
                                                                                           -----------
TOTAL INVESTMENTS -- 101.0% (COST
 $36,010,248)(a).......................                                                     37,079,207
LIABILITIES IN EXCESS OF
 ASSETS -- 1.0%........................                                                       (362,580)
                                                                                           -----------
NET ASSETS -- 100.0%...................                                                    $36,716,627
                                                                                           ===========

---------------

Percentages indicated are based on net assets of $36,716,627.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation..................................   $1,180,052
              Unrealized depreciation..................................     (111,093)
                                                                          -----------
              Net unrealized appreciation..............................   $1,068,959
                                                                          ===========

+ Zero Coupon Bond.

See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $68,095,936)..............   $69,148,011
  Cash................................................................     5,165,805
  Interest receivable.................................................       448,740
  Receivable for capital shares sold..................................         3,397
  Prepaid expenses....................................................         4,109
                                                                         -----------
Total Assets..........................................................    74,770,062
                                                                         -----------
LIABILITIES:
  Dividends Payable...................................................       408,548
  Payable for capital shares redeemed.................................        11,536
  Investment advisory fees payable....................................         3,787
  Administration fees payable.........................................         1,893
  Shareholder service fees payable (A Shares).........................        15,637
  Shareholder service fees payable (K Shares).........................           140
  12b-1 fees payable (K Shares).......................................           251
  Custodian and fund accounting fees payable..........................        34,497
  Transfer agent fees payable.........................................        41,270
  Legal fees payable..................................................         1,924
  Other accrued expenses..............................................        28,590
                                                                         -----------
Total Liabilities.....................................................       548,073
                                                                         -----------
NET ASSETS............................................................   $74,221,989
                                                                         ===========
Net Assets
  A Shares............................................................   $73,604,908
  K Shares............................................................       617,081
                                                                         -----------
Total.................................................................   $74,221,989
                                                                         ===========
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares............................................................     7,825,208
  K Shares............................................................        65,573
                                                                         -----------
Total.................................................................     7,890,781
                                                                         ===========
NET ASSET VALUE
  A Shares -- redemption price per share..............................         $9.41
                                                                               =====
  Maximum Sales Charge (A Shares).....................................          4.50%
  Maximum Offering Price (A Shares)
    (Net Asset Value of A Shares/(100% -- Maximum Sales Charge))......         $9.85
                                                                               =====
  K Shares -- offering and redemption price per share.................         $9.41
COMPOSITION OF NET ASSETS:                                                     =====
  Shares of common stock, at par......................................   $     7,891
  Additional paid-in capital..........................................    83,646,252
  Distributions in excess of net investment income....................      (532,412)
  Accumulated net realized losses on investment transactions..........    (9,951,817)
  Net unrealized appreciation on investments..........................     1,052,075
                                                                         -----------
NET ASSETS, AUGUST 31, 1997...........................................   $74,221,989
                                                                         ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $36,010,248)................  $37,079,207
  Interest Receivable...................................................      669,075
  Receivable for capital shares sold....................................        5,498
  Prepaid expenses......................................................        6,767
                                                                          -----------
Total Assets............................................................   37,760,547
                                                                          -----------
LIABILITIES:
  Dividends Payable.....................................................      131,217
  Payable for investment securities purchased...........................      803,711
  Payable for capital shares redeemed...................................       14,224
  Shareholder service fees payable (A and K Shares).....................       16,065
  12b-1 fees payable (K Shares).........................................          104
  Custodian and fund accounting fees payable............................       18,152
  Transfer agent fees payable...........................................        1,390
  Legal fees payable....................................................          650
  Other accrued expenses................................................       58,407
                                                                          -----------
Total Liabilities.......................................................    1,043,920
                                                                          -----------
NET ASSETS..............................................................  $36,716,627
                                                                          ===========
Net Assets
  A Shares..............................................................  $36,465,009
  K Shares..............................................................      251,618
                                                                          -----------
Total...................................................................  $36,716,627
                                                                          ===========
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares..............................................................    2,283,075
  K Shares..............................................................       15,751
                                                                          -----------
Total...................................................................    2,298,826
                                                                          -----------
NET ASSET VALUE
  A Shares -- redemption price per share................................       $15.97
                                                                               ======
  Maximum Sales Charge (A Shares).......................................         4.50%
  Maximum Offering Price (A Shares).....................................
    (Net Asset Value of A Shares/(100% -- Maximum Sales Charge))........       $16.72
                                                                               ======
  K Shares -- offering and redemption price per share...................       $15.97
COMPOSITION OF NET ASSETS:                                                     ======
  Shares of common stock, at par........................................  $     2,299
  Additional paid-in capital............................................   42,179,214
  Accumulated net realized losses on investment transactions............   (6,533,845)
  Net unrealized appreciation on investments............................    1,068,959
                                                                          -----------
NET ASSETS, AUGUST 31, 1997.............................................  $36,716,627
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest..............................................................   $2,641,378
                                                                           ----------
EXPENSES:
  Investment advisory fees..............................................      129,845
  Administration fees...................................................       74,198
  Shareholder service fees (A Shares)...................................       92,148
  Shareholder service fees (K Shares)...................................          609
  12b-1 fees (K Shares).................................................        1,826
  Custodian and fund accounting fees....................................       54,571
  Transfer agent fees...................................................       62,588
  Legal fees............................................................        3,220
  Other expenses........................................................       64,206
                                                                           ----------
        Total Expenses..................................................      483,211
    Less: Fee waivers...................................................     (168,132)
                                                                           ----------
Total Net Expenses......................................................      315,079
                                                                           ----------
NET INVESTMENT INCOME...................................................    2,326,299
                                                                           ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions.........................       37,185
  Net change in unrealized appreciation on investments..................      910,045
                                                                           ----------
Net realized/unrealized gains on investments............................      947,230
                                                                           ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS........................   $3,273,529
                                                                           ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest...............................................................   $1,273,712
                                                                            ----------
EXPENSES:
  Advisory fees..........................................................       79,441
  Administration fees....................................................       35,307
  Shareholder service fees (A and K Shares)..............................       44,134
  12b-1 fees (K Shares)..................................................          587
  Custodian and fund accounting fees.....................................       33,541
  Transfer agent fees....................................................       22,133
  Legal fees.............................................................          572
  Other expenses.........................................................       80,393
                                                                            ----------
    Total Expenses.......................................................      296,108
Less: Fee waivers and reimbursements.....................................     (132,072)
                                                                            ----------
Total Net Expenses.......................................................      164,036
                                                                            ----------
NET INVESTMENT INCOME....................................................    1,109,676
                                                                            ----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions..........................      219,516
  Net change in unrealized appreciation on investments...................      222,337
                                                                            ----------
Net realized/unrealized gain on investments..............................      441,853
                                                                            ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $1,551,529
                                                                            ==========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED       YEAR ENDED
                                                      AUGUST 31, 1997       FEBRUARY 28,
                                                        (UNAUDITED)            1997(a)
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............................   $  2,326,299       $   4,945,657
  Net realized gain (loss) on investment
    transactions......................................         37,185          (1,656,989)
  Net change in unrealized appreciation on
    investments.......................................        910,045             682,024
                                                         -----------         ------------
Change in net assets resulting from operations........      3,273,529           3,970,692
                                                         -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares..........................................     (2,422,154)         (4,941,264)
    K Shares..........................................        (14,688)             (4,394)(a)
  Excess of net investment income
    A Shares..........................................             --            (183,185)
  Tax return of capital
    A Shares..........................................             --            (126,969)
    K Shares..........................................             --                (712)(a)
                                                         -----------         ------------
Change in net assets from shareholder distributions...     (2,436,842)         (5,256,524)
                                                         -----------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.........................      5,864,725           8,846,354
  Dividends reinvested................................      1,670,389           3,659,415
  Cost of shares redeemed.............................     (9,052,270)        (25,808,410)
                                                         -----------         ------------
Change in net assets from capital share
  transactions........................................     (1,517,156)        (13,302,641)
                                                         -----------         ------------
Change in net assets..................................       (680,469)        (14,588,473)
NET ASSETS
  Beginning of Period.................................     74,902,458          89,490,931
                                                         -----------         ------------
  End of Period (including distributions in excess of
    $532,412 and $391,623, respectively)..............   $ 74,221,989       $  74,902,458
                                                         ===========         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1997        YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 1997
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  1,109,676         $ 1,877,912
  Net realized gains on investment transactions.....         219,516              63,577
  Net change in unrealized appreciation on
    investments.....................................         222,337            (691,865)
                                                      ----------------    -----------------
Change in net assets from operations................       1,551,529           1,249,624
                                                      ----------------    -----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    A Shares........................................      (1,102,953)         (1,874,744)
    K Shares........................................          (6,723)             (3,168)(a)
                                                      ----------------    -----------------
Change in net assets from shareholder
  distributions.....................................      (1,109,676)         (1,877,912)
                                                      ----------------    -----------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued.......................       7,676,505           8,896,314
  Dividends reinvested..............................         419,354             623,621
  Cost of shares redeemed...........................      (4,848,577)         (8,251,569)
                                                      ----------------    -----------------
Change in net assets from capital share
  transactions......................................       3,247,282           1,268,366
                                                      ----------------    -----------------
Change in net assets................................       3,689,135             640,078
NET ASSETS
  Beginning of Period...............................      33,027,492          32,387,414
                                                      ----------------    -----------------
  End of Period.....................................    $ 36,716,627         $33,027,492
                                                      ==============      ===============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I --
    Investment Grade Bond Portfolio, at value...........................  $71,907,385
  Deferred organization costs and prepaid expenses......................        2,410
                                                                          -----------
Total Assets............................................................   71,909,795
                                                                          -----------
LIABILITIES:
  Reports to shareholders expenses payable..............................       46,269
  Fund accounting fees and expenses payable.............................        9,218
  Audit fees payable....................................................        7,622
  Transfer agent fees payable...........................................       11,839
  Other accrued expenses................................................       30,216
                                                                          -----------
Total Liabilities.......................................................      105,164
                                                                          -----------
NET ASSETS..............................................................  $71,804,631
                                                                          ===========
Net Assets:
  A Shares..............................................................  $35,305,694
  K Shares..............................................................      415,143
  SRF Shares............................................................   36,083,794
                                                                          -----------
Total...................................................................  $71,804,631
                                                                          ===========
Shares Outstanding ($0.001 par value, and 300 million shares authorized):
  A Shares..............................................................    3,678,885
  K Shares..............................................................       43,280
  SRF Shares............................................................    3,359,281
                                                                          -----------
Total...................................................................    7,081,446
                                                                          ===========
NET ASSET VALUE
  A Shares -- redemption price per share................................        $9.60
                                                                                =====
  Maximum Sales Charge (A Shares).......................................         4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).....................................       $10.05
                                                                               ======
  K Shares -- offering and redemption price per share...................        $9.59
                                                                                =====
  SRF Shares -- offering and redemption price per share.................       $10.74
                                                                               ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par........................................  $     7,081
  Additional paid-in capital............................................   74,309,647
  Distributions in excess of net investment income......................      (10,633)
  Accumulated net realized losses on investment transactions............   (2,803,251)
  Net unrealized depreciation on investments............................      301,787
                                                                          -----------
NET ASSETS, AUGUST 31, 1997.............................................  $71,804,631
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I --
  Investment Grade Bond Portfolio:
  Interest Income...................................................   $ 1,403,839
                                                                       -----------
  Expenses..........................................................        73,190
  Less: Fee waivers and expense reimbursements......................       (42,931)
                                                                       -----------
                                                                            30,259
                                                                       -----------
Net Investment Income from Master Investment Trust,
  Series I -- Investment Grade Bond Portfolio.......................     1,373,580
                                                                       -----------
EXPENSES:
  Registration fees.................................................        25,769
  Shareholder service fees (A Shares)...............................        36,384
  Shareholder service fees (K Shares)...............................           465
  Shareholder service fees (SRF Shares).............................        17,401(a)
  12b-1 fees (K Shares).............................................           938
  Administration fees...............................................        32,369
  Transfer Agent fees...............................................        22,010
  Fund accounting fees and expenses.................................        28,650
  Reports to shareholders...........................................        33,866
  Amortization of organization costs................................        15,088
  Audit fees........................................................         6,982
  Legal fees........................................................           718
  Directors fees....................................................           285
  Other operating expenses..........................................         3,103
                                                                       -----------
        Total Expenses..............................................       224,028
Less: Fee waivers and reimbursements................................       (64,175)
                                                                       -----------
Total Net Expenses..................................................       159,853
                                                                       -----------
NET INVESTMENT INCOME...............................................     1,213,727
                                                                       -----------
REALIZED / UNREALIZED GAINS (LOSSES) ON INVESTMENTS FROM MASTER
  INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
  Net realized losses on investment transactions....................    (2,642,763)
  Net change in unrealized depreciation on investments..............       429,712
                                                                       -----------
Net realized / unrealized losses on investments from Master
  Investment Trust Series I -- Investment Grade Bond Portfolio......    (2,213,051)
                                                                       -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $  (999,324)
                                                                       ===========

(a) Seafirst Retirement Funds were reorganized into the Pacific Horizon Funds on June 23, 1997, creating the SRF Shares.

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 1997          YEAR ENDED
                                                     (UNAUDITED)       FEBRUARY 28, 1997(a)
                                                   ----------------    --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........................    $  1,213,727          $    878,883
  Net realized loss on investment transactions...      (2,642,763)             (159,361)
  Net change in unrealized depreciation on
    investments..................................         429,712               (86,639)
                                                   ----------------    --------------------
  Change in net assets resulting from
    operation....................................        (999,324)              632,883
                                                   ----------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.....................................        (826,193)             (874,813)
    K Shares.....................................          (9,753)               (4,070)(a)
    SRF Shares (b)...............................        (392,509)                   --
  Net realized gains from investment
    transactions:
    A Shares.....................................              --               (93,821)
    K Shares.....................................              --                    (7)(a)
    SRF Shares (b)...............................              --                    --
                                                   ----------------    --------------------
Change in net assets from shareholder
  distributions..................................      (1,228,455)             (972,711)
                                                   ----------------    --------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued....................      57,743,694            16,917,463
  Dividends reinvested...........................         669,060               488,201
  Cost of shares redeemed........................      (7,649,365)           (6,976,214)
                                                   ----------------    --------------------
Change in net assets from capital share
  transactions...................................      50,763,389            10,429,450
                                                   ----------------    --------------------
Change in net assets.............................      48,535,610            10,089,622
NET ASSETS
  Beginning of Period............................      23,269,021            13,179,399
                                                   ----------------    --------------------
  End of Period (including distributions in
    excess of $10,633 and undistributed net
    investment income of $4,095, respectively)...    $ 71,804,631          $ 23,269,021
                                                   ==============      ==================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Bond Fund of Seafirst Retirement Funds withdrew its investments in Master Investment Trust Series I and merged its assets with the Intermediate Bond Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon U.S. Government Securities Fund (the "U.S. Government Securities Fund"), the Pacific Horizon Corporate Bond Fund (the "Corporate Bond Fund") and the Pacific Horizon Intermediate Bond Fund (the "Intermediate Bond Fund"), collectively the "Funds", individually the "Fund". The Funds offer A Shares, and effective July 22, 1996 began offering K Shares. On June 23, 1997 the Seafirst Bond Fund merged into the Pacific Horizon Intermediate Bond Fund and the Pacific Horizon Intermediate Bond Fund began offering SRF Shares. A Shares have a Shareholder Services Plan, K Shares have a Distribution Plan and Administrative and Shareholder Services Plan, and the SRF Shares have a Shareholder Services Plan.

    The U.S. Government Securities Fund seeks to provide investors with a high level of current income, consistent with preservation of capital. The U.S. Government Securities Fund does so by investing primarily in instruments issued by the Government National Mortgage Association. The Corporate Bond Fund seeks to provide investors with high current income consistent with reasonable investment risk. The Corporate Bond Fund invests primarily in a diversified portfolio of investment grade corporate debt securities. The Intermediate Bond Fund seeks to achieve its investment objective by investing substantially all of its assets in the Investment Grade Bond Portfolio (the "Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management investment company, that has the same investment objectives as that of the Fund. The value of the Intermediate Bond Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Intermediate Bond Fund's proportionate beneficial interest in the net assets of the Portfolio (58.9% at August 31, 1997). The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Intermediate Bond Fund's financial statements.

    Prior to September 1, 1996, the Corporate Bond Fund sought to achieve its investment objective by investing substantially all of its assets in the Corporate Bond Portfolio of the Trust, which had the same investment objective as that of the Fund. Effective September 1, 1996, the Fund withdrew its investment in the Corporate Bond Portfolio and began investing its assets directly in investment securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI") will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the

Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The U.S. Government Securities Fund and the Corporate Bond Fund value portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Funds may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

    The valuation of securities of the Intermediate Bond Fund's investment in the Portfolio is discussed in Note 2 to the Portfolio's financial statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The U.S. Government Securities Fund and Corporate Bond Fund record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on the identified cost basis.

    The Intermediate Bond Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and real-ized and unrealized gains and losses are incurred.

    The Intermediate Bond Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The U.S. Government Fund's and Corporate Bond Fund's net investment income is declared daily and paid monthly as a dividend to shareholders of record at the close of business on record date. Intermediate Bond Fund's net investment income is declared monthly and paid within five business days after the end of each month as a dividend to shareholders of record. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent net realized gains can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                           ACCUMULATED     ACCUMULATED
                          UNDISTRIBUTED    NET REALIZED
                          NET INVESTMENT   GAIN/(LOSS)
                              INCOME      ON INVESTMENTS
                          --------------  --------------
U.S. Government
 Securities Fund.........    $106,874        $ (6,926)
Corporate Bond Fund......      66,324         738,059
Intermediate Bond Fund...       4,095          (4,095)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the U.S. Government Securities Fund, the Corporate Bond Fund and the Intermediate Bond

Fund had the following net capital loss carryovers:

                                               CAPITAL
                                                 LOSS
             FUND                             CARRYOVER
-------------------------------               ----------
U.S. Government Securities.....  $8,325,087      2003
                                  1,663,915      2005
                                 ----------
                                 $9,989,002
                                 ==========
Corporate Bond Fund............  $  442,467      1998
                                  5,401,993      1999
                                    882,649      2003
                                 ----------
                                 $6,727,109
                                 ==========
Intermediate Bond Fund.........  $  160,488      2005
                                 ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. During the year the Corporate Bond Fund utilized $89,829 of its available capital loss carryover to offset realized capital gains for federal income tax purposes, while capital loss carryovers of $738,058 expired.

    Capital losses incurred after October 31 for the Funds' are deemed to arise on the first business day of the following fiscal year for tax purposes. The Corporate Bond Fund has incurred and elected to defer such capital losses of $26,252 after October 31, 1996.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The U.S. Government Securities Fund and Corporate Bond Fund have an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the U.S. Government Securities Fund and Corporate Bond Fund, which is accrued daily and payable monthly, at an annual rate of 0.35% and 0.45% of the U.S. Government Securities Fund's and Corporate Bond Fund's respective average daily net assets. For the six months ended August 31, 1997, Bank of America agreed to waive $105,711 and $79,441 for the U.S. Government Securities Fund and Corporate Bond Fund, respectively. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.20%, 0.15% and 0.15% of the average daily net assets of the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $61,812, $35,307 and $32,369 of its fee as Administrator for the U.S. Government Securities Fund, Corporate Bond Fund and Intermediate Bond Fund, respectively. For the same period, Bank of America and BISYS reimbursed $8,163 of operating expenses of the Corporate Bond Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $1,993, $1,078, and $504, respectively, from commissions earned on sales of the U.S. Government Securities Fund, the Corporate Bond Fund and the Intermediate Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $15,786, $8,452, and $3,950 from commissions earned on sales of shares of the U.S. Government Securi-ties Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund incurred charges of $92,148, $43,835, and $36,384, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $5,662, $25,753, and $9,748, from the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively, and affiliates of Bank of America retained $83,038, $5,311, and $3,052, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred. For the six months ended August 31, 1997, BISYS waived $8,926 and $25,683 for the Corporate Bond Fund and Intermediate Bond Fund.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the U.S. Government Securities Fund, Corporate Bond Fund and Intermediate Bond Fund incurred charges of $600, $294 and $465, respectively, pursuant to the Administrative Plan. For the six months ended August 31, 1997, $609, $235 and $351 of shareholder services and administrative services were waived by the U.S. Government Securities Fund, Corporate Bond Fund and Intermediate Bond Fund, respectively.

    The Intermediate Bond Fund has a Shareholder Services Plan under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with the SRF Shares. Under the Services Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF Shares. For the six months ended August 31, 1997, Intermediate Bond Fund incurred charges of $17,401, pursuant to the Services Plan. For the same period $5,772 shareholder servicing fees were waived by the Intermediate Bond Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $62,588, $22,133, and $22,010 from the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the U.S. Government Securities Fund, Corporate Bond Fund, and Intermediate Bond Fund incurred legal charges totaling $3,220, $572, and $718, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $510 and $70 for the U.S. Government Securities
Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS
    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of U.S. Government Securities Fund portfolio securities (excluding short-term investments) amounted to $- and $6,600,142, respectively. The cost of purchases and the proceeds from sales of Corporate Bond Fund portfolio securities (excluding short-term investments) amounted to $16,011,333 and $11,688,577, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in capital shares for the Funds are summarized below:

                  U.S. GOVERNMENT SECURITIES FUND
               --------------------------------------
                SIX MONTHS ENDED
                AUGUST 31, 1997        YEAR ENDED
                  (UNAUDITED)      FEBRUARY 28, 1997
               ------------------  ------------------
               SHARES    AMOUNT    SHARES     AMOUNT
               -------  ---------  ------    --------
A Shares (000's)
 Issued.......     612  $   5,627     909    $  8,426
 Reinvested...     179      1,657     394       3,657
 Redeemed.....    (975)    (8,995) (2,780)    (25,808)
               -------  ---------  ------    --------
Net
 decrease.....    (184) $  (1,711) (1,477)   $(13,725)
               =======  =========  ======    ========
K Shares
 Issued.......  25,378  $ 237,759  44,725    $420,128
 Reinvested...   1,474     13,735     244       2,282
 Redeemed.....  (6,198)   (57,663)    (50)       (465)
               -------  ---------  ------    --------
Net
 increase.....  20,654  $ 193,831  44,919(a) $421,945(a)
               =======  =========  ======    ========

                        CORPORATE BOND FUND
               --------------------------------------
                SIX MONTHS ENDED
                AUGUST 31, 1997        YEAR ENDED
                  (UNAUDITED)      FEBRUARY 28, 1997
               ------------------  ------------------
               SHARES    AMOUNT    SHARES     AMOUNT
               -------  ---------  ------    --------
A Shares
 (000's)
 Issued.......     485  $   7,646     549    $  8,657
 Reinvested...      26        411      40         622
 Redeemed.....    (305)    (4,822)   (525)     (8,251)
               -------  ---------  ------    --------
Net
 increase.....     206  $   3,235      64    $  1,028
               =======  =========  ======    ========
K Shares
 Issued.......   1,944  $  30,782  14,923    $238,773
 Reinvested...     490      7,748     135       2,144
 Redeemed.....  (1,760)   (26,691)    (35)       (561)
               -------  ---------  ------    --------
Net
 increase.....     674  $  11,839  15,023(a) $240,356(a)
               =======  =========  ======    ========

                       INTERMEDIATE BOND FUND
               --------------------------------------
                SIX MONTHS ENDED
                AUGUST 31, 1997        YEAR ENDED
                  (UNAUDITED)      FEBRUARY 28, 1997
               ------------------  ------------------
               SHARES    AMOUNT    SHARES     AMOUNT
               -------  ---------  ------    --------
A Shares
 (000's)
 Issued.......   1,838  $  17,554   1,730    $ 16,588
 Reinvested...      25        242      51         485
 Redeemed.....    (588)    (5,619)   (728)     (6,976)
               -------  ---------  ------    --------
Net
 increase.....   1,275  $  12,177   1,053    $ 10,097
               =======  =========  ======    ========
K Shares
 Issued.......  23,969  $ 228,806  34,567    $329,738
 Reinvested...   1,022     11,043     285       2,728
 Redeemed..... (16,562)  (158,684)     (1)         (1)
               -------  ---------  ------    --------
Net
 increase.....   8,429  $  81,165  34,851(a) $332,465(a)
               =======  =========  ======    ========
SRF Shares
 (000's)(b)
 Issued.......   3,483  $  39,843      --    $     --
 Reinvested...      35        380      --          --
 Redeemed.....    (159)    (1,718)     --          --
               -------  ---------  ------    --------
Net
 increase.....   3,359  $  38,505      --    $     --
               =======  =========  ======    ========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS ENDED                        YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------
                                           1997        FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                       (UNAUDITED)       1997(b)         1996          1995          1994
                                     ----------------  ------------  ------------  ------------  ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF PERIOD...........................     $   9.30       $   9.43      $   9.31      $   9.85      $  10.21
                                          -------         -------       -------       -------      --------
Income from Investment Operations:
 Net investment income...............         0.32           0.59          0.61          0.55          0.45
 Net realized and unrealized gains
   losses on investment
   transactions......................         0.10          (0.12)         0.16         (0.54)        (0.11)
                                          -------         -------       -------       -------      --------
Total income from investment
 operations..........................         0.42           0.47          0.77          0.01          0.34
                                          -------         -------       -------       -------      --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................        (0.31)         (0.59)        (0.61)        (0.52)        (0.45)
 Dividends to shareholders from net
   realized gains on investment
   transactions......................           --             --         (0.01)           --         (0.16)
 Tax return of capital...............           --          (0.01)        (0.03)        (0.03)        (0.09)
                                          -------         -------       -------       -------      --------
Total Dividends and Distributions:...        (0.31)         (0.60)        (0.65)        (0.55)        (0.70)
                                          -------         -------       -------       -------      --------
Net change in net asset value per
 share...............................         0.11          (0.13)         0.12         (0.54)        (0.36)
                                          -------         -------       -------       -------      --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $   9.41       $   9.30      $   9.43      $   9.31      $   9.85
                                          =======         =======       =======       =======      ========
Total return (excludes sales
 charge).............................         4.58%(c)       5.23%         8.47%         0.30%         3.40%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)...     $ 73,068       $ 74,485      $ 89,491      $ 87,354      $157,984
 Ratio of expenses to average net
   assets............................         0.85%(d)       0.85%         1.15%         1.15%         0.96%
 Ratio of net investment income to
   average net assets................         6.28%(d)       6.11%         6.36%         5.57%         4.45%
 Ratio of expenses to average net
   assets*...........................         1.30%(d)       1.25%**       1.26%**         (a)         1.00%
 Ratio of net investment income to
   average net assets*...............         6.28%(d)       5.71%         6.28%           (a)         4.41%
 Portfolio turnover rate***..........            0%            94%          137%          189%          255%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** During the years ended February 28, 1997 and February 29, 1996, the
    Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.

 *** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

 (a) There were no fee waivers or expense reimbursements during the period.

 (b) As of July 22, 1996, the Portfolio desiginated the existing series of shares as "A" Shares.

 (c) Not annualized.

(d) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON U.S. GOVERNMENT SECURITIES FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                             SIX MONTHS
                                                                               ENDED
                                                                             AUGUST 31,      PERIOD ENDED
                                                                                1997         FEBRUARY 28,
                                                                             (UNAUDITED)       1997(a)
                                                                             ----------      ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.............................    $ 9.30           $ 9.22
                                                                               ------           ------
Income from Investment Operations:
 Net investment income.....................................................      0.30             0.35
 Net realized and unrealized gains on investment transactions..............      0.10             0.08
                                                                               ------           ------
Total income from investment operations....................................      0.40             0.43
                                                                               ------           ------
Less dividends to shareholders from net investment income..................     (0.29)           (0.35)
                                                                               ------           ------
Net change in net asset value per share....................................      0.11             0.08
                                                                               ------           ------
NET ASSET VALUE PER SHARE, END OF PERIOD...................................    $ 9.41             9.30
                                                                               ======           ======
Total return...............................................................      4.35%(b)         4.75%(b)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).........................................    $  485           $  418
 Ratio of expenses to average net assets...................................      1.34%(c)         1.35%(c)
 Ratio of net investment income to average net assets......................      5.78%(c)         6.11%(c)
 Ratio of expenses to average net assets*..................................      2.04%(c)         2.06%(c)
 Ratio of net investment income to average net assets*.....................      5.78%(c)         5.73%(c)
Portfolio turnover rate***.................................................         0%              94%

---------------

   * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  ** During the years ended February 28, 1997 and February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses.
     If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
 *** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
 (a) Period from July 22, 1996 (inception date) to February 28, 1997.
 (b) Not annualized.
 (c) Annualized.

See notes to financial statements.

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                                               FOR THE
                                                                                               PERIOD
                                         SIX MONTHS                                          OCTOBER 1,
                                           ENDED                    YEAR ENDED                  1994
                                         AUGUST 31,       ------------------------------       THROUGH
                                            1997          FEBRUARY 28,     FEBRUARY 28,     FEBRUARY 28,
                                        (UNAUDITED)           1997            1996(a)           1995
                                        ------------      -------------    -------------    -------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR.............................     $  15.79           $ 16.09          $ 15.03          $ 14.86
                                          --------          --------         --------         --------
Income from Investment Operations:
 Net investment income...............         0.50              0.93             0.98             0.45
 Net realized and unrealized gains
   (losses) on investment
   transactions......................         0.18             (0.30)            1.11             0.17
                                          --------          --------         --------         --------
Total income (loss) from investment
 operations..........................         0.68              0.63             2.09             0.62
                                          --------          --------         --------         --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................        (0.50)            (0.93)           (0.98)           (0.45)
 Distributions to shareholders from
   net realized gains on investment
   transactions......................         0.00                --            (0.05)              --
                                          --------          --------         --------         --------
Total Dividends and Distributions....        (0.50)            (0.93)           (1.03)           (0.45)
                                          --------          --------         --------         --------
Net change in net asset value per
 share...............................         0.18             (0.30)            1.06             0.17
                                          --------          --------         --------         --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $  15.97           $ 15.79          $ 16.09          $ 15.03
                                          ========          ========         ========         ========
Total return (excludes sales
 charge).............................         4.38%(e)          4.13%           14.12%            4.26%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)...     $ 36,465           $32,842          $32,387          $31,372
 Ratio of expenses to average net
   assets*...........................         0.92%(d)          1.27%            1.33%            1.04%(d)
 Ratio of net investment income to
   average net assets*...............         6.29%(d)          6.01%            6.12%            7.32%(d)
 Portfolio turnover rate**...........           35%               59%             N/A              N/A

---------------

 * Reflects the Fund's proportionate share of the Portfolio's expenses and fee waivers and expense reimbursements by the Portfolio's Investment Advisor and Administrator and the Fund's Administrator and Distributor. Such fee waivers and expense reimbursement had the effect of reducing the ratio of expenses to average net assets and increasing the ratio of net investment income to average net assets by 0.75% (annualized) for six months ended August 31, 1997 and 0.61% for the period ended February 29, 1997 and 0.90% (annualized) for the periods ended February 29, 1996 and February 28, 1995 and 0.16% for the period ended February 28, 1994, respectively.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.

(b) Includes the results of operations of Bunker Hill Income Securities, Inc. and the Fund.

(c) The financial highlights for the years ended September 30, 1993 and 1992 are for the Bunker Hill Income Securities Inc., a closed end fund.

(d) Annualized.

(e) Not annualized.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                         YEAR ENDED
    ----------------------------------------------------
    SEPTEMBER 30,      SEPTEMBER 30,      SEPTEMBER 30,
       1994(b)            1993(c)            1992(c)
    --------------     --------------     --------------
       $  16.94           $  16.12           $  15.22
       --------           --------           --------
           1.58               1.34               1.48
          (2.06)              0.82               0.95
       --------           --------           --------
          (0.48)              2.16               2.43
       --------           --------           --------
          (1.58)             (1.34)             (1.53)
          (0.02)                --                 --
       --------           --------           --------
          (1.60)             (1.34)             (1.53)
       --------           --------           --------
          (2.08)              0.82               0.90
       --------           --------           --------
       $  14.86           $  16.94           $  16.12
       ========           ========           ========
          (2.29%)             7.05%             13.36%
       $ 33,046           $ 46,999           $ 44,642
           0.91%              1.02%              1.09%
           7.85%              8.14%              9.42%
            N/A             154.34%            251.97%

PACIFIC HORIZON CORPORATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                               SIX MONTHS
                                                                                  ENDED
                                                                               AUGUST 31,    PERIOD ENDED
                                                                                  1997       FEBRUARY 28,
                                                                               (UNAUDITED)     1997 (a)
                                                                               -----------   ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...............................   $   15.80       $15.56
                                                                                   ------       ------
Income from Investment Operations:
Net investment income........................................................        0.46         0.53
 Net realized and unrealized gains on investment transactions................        0.17         0.24
                                                                                   ------       ------
Total income from investment operations......................................        0.63         0.77
                                                                                   ------       ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment income........................       (0.46)       (0.53)
 Distributions to shareholders from net realized gains on investment
   transactions..............................................................          --           --
                                                                                   ------       ------
Total Dividends and Distributions............................................       (0.46)       (0.53)
                                                                                   ------       ------
Net change in net asset value per share......................................        0.17         0.24
                                                                                   ------       ------
NET ASSET VALUE PER SHARE, END OF PERIOD.....................................   $   15.97       $15.80
                                                                                   ======       ======
Total return.................................................................        4.03%(b)      5.01%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000)...........................................   $     252       $  237
 Ratio of expenses to average net assets.....................................        1.47%(c)      1.64%
 Ratio of net investment income to average net assets........................        5.74%(c)      5.60%
 Ratio of expenses to average net assets*....................................        2.17%(c)      2.25%
 Ratio of net investment income to average net assets*.......................        5.04%(c)     (4.99%)
 Portfolio turnover rate**...................................................          35%          59%

---------------

 * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

 ** Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Not annualized.

(c) Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED                      PERIOD
                                                      AUGUST 31,    ------------------------------------------      ENDED
                                                         1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                                     (UNAUDITED)      1997(b)          1996           1995         1994(a)
                                                     ------------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.......    $   9.54       $   9.75       $   9.44       $   9.81       $  10.00
                                                       --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.............................        0.24           0.52           0.59           0.59           0.08
 Net realized and unrealized gain (loss) on
   investment transactions.........................        0.09          (0.15)          0.33          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
Total income (loss) from investment operations.....        0.33           0.37           0.92           0.22          (0.11)
                                                       --------       --------       --------       --------       --------
Less Dividends and Distributions:
 Dividends to shareholders from net investment
   income..........................................       (0.24)         (0.52)         (0.59)         (0.59)         (0.08)
 Dividends to shareholders from net realized gains
   on investment transactions......................       (0.03)         (0.06)         (0.02)            --             --
                                                       --------       --------       --------       --------       --------
Total Dividends and Distributions..................       (0.27)         (0.58)         (0.61)         (0.59)         (0.08)
                                                       --------       --------       --------       --------       --------
Net change in net asset value per share............        0.06          (0.21)          0.31          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...........    $   9.60       $   9.54       $   9.75       $   9.44       $   9.81
                                                       ========       ========       ========       ========       ========
Total return (excludes sales charge)...............        3.52%++        3.92%         10.45%          2.27%         (1.10%)++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).................    $ 35,306       $ 22,937       $ 13,179       $  1,964       $    356
 Ratio of expenses to average net assets...........        0.83%+         0.75%          0.27%          0.00%          0.00%+
 Ratio of net investment income to average net
   assets..........................................        5.62%+         5.45%          6.13%          6.43%          5.70%+
 Ratio of expenses to average net assets*..........        1.16%+         2.26%          5.00%         17.95%        160.20%+
 Ratio of net investment income (loss) to average
   net assets*.....................................        5.29%+         3.94%          1.40%        (11.52%)      (154.50%)+

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 + Annualized.

 ++ Not Annualized.

(a) Period from January 13, 1994 (inception date) to February 28, 1994.

(b) As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                             ENDED             PERIOD
                                                                           AUGUST 31,          ENDED
                                                                              1997          FEBRUARY 28,
                                                                          (UNAUDITED)         1997 (a)
                                                                         --------------     ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...........................      $ 9.54            $ 9.53
                                                                             ------            ------
Income from Investment Operations:
 Net investment income.................................................        0.22              0.31
 Net realized and unrealized gain on investments.......................        0.08              0.07
                                                                             ------            ------
 Total income from investment operations...............................        0.30              0.38
                                                                             ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment income..................       (0.22)            (0.31)
 Distributions to shareholders from net realized gains on
   investments.........................................................       (0.03)            (0.06)
                                                                             ------            ------
Total Dividends and Distributions......................................       (0.25)            (0.37)
                                                                             ------            ------
Net change in net asset value per share................................        0.05              0.01
                                                                             ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD...............................      $ 9.59            $ 9.54
                                                                             ======            ======
Total return...........................................................        3.16%(c)          3.73%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).....................................      $  415            $  332
 Ratio of expenses to average net assets...............................        1.32%(b)          1.43%(b)
 Ratio of net investment income to average net assets..................        5.12%(b)          5.41%(b)
 Ratio of expenses to average net assets*..............................        1.66%(b)          2.71%(b)
 Ratio of net investment income to average net assets*.................        4.78%(b)          4.13%(b)

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Annualized.

 (c) Non annualized.

See Notes to Financial Statements.

                      [THIS PAGE LEFT INTENTIONALLY BLANK]

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       FOR THE PERIOD
                                 --------------------------
                                   JUNE 23,      MARCH 1,
                                 1997 THROUGH  1997 THROUGH                 YEAR ENDED
                                  AUGUST 31,     JUNE 22,    ----------------------------------------
                                     1997          1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                 (UNAUDITED)   (UNAUDITED)       1997          1996          1995
                                 ------------  ------------  ------------  ------------  ------------
SRF SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR...............    $10.73       $10.70        $10.87        $10.48        $11.00
                                    ------        ------        ------        ------        ------
Income from Investment
 Operations:
 Net investment income...........      0.12         0.15          0.57          0.64          0.61
 Net realized and unrealized
   gain(loss) on investment
   transactions..................        --         0.08         (0.18)         0.39         (0.46)
                                    ------        ------        ------        ------        ------
Total income (loss) from
 investment operations...........      0.12         0.23          0.39          1.03          0.15
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income.........     (0.11)       (0.16)        (0.56)        (0.64)        (0.61)
 Distributions to shareholders
   from net realized gains.......        --        (0.04)           --            --         (0.06)
                                    ------        ------        ------        ------        ------
Total Dividends and
 Distributions...................     (0.11)       (0.20)        (0.56)        (0.64)        (0.67)
                                    ------        ------        ------        ------        ------
Net change in net asset value per
 share...........................      0.01         0.03         (0.17)         0.39         (0.52)
                                    ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..........................    $10.74       $10.73        $10.70        $10.87        $10.48
                                    ======        ======        ======        ======        ======
Total Return.....................      3.31%++      2.04%++       3.74%         9.90%         1.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)....................    $   36       $   37        $   39        $   47        $   56
 Ratio of expenses to average net
   assets........................      0.95%+       0.94%         0.95%         0.95%         0.83%
 Ratio of net investment income
   (loss) to average net
   assets........................      5.62%+       5.41%         5.21%         5.74%         5.64%
 Ratio of expenses to average net
   assets*.......................      1.20%+       1.55%         1.45%         1.56%         1.41%
 Ratio of net investment income
   to average net assets*........      5.37%+       4.80%         4.71%         5.13%         5.06%
 Portfolio turnover rate.........          59%       N/A           N/A           N/A           N/A

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 ++ Not Annualized.

 + Annualized.

 (a) Represents activity of the Fund prior to its reorganization from the Intermediate Bond Fund of Collective Investment Trust for Severest Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

           FOR THE PERIOD
    -----------------------------
    DECEMBER 6,       JANUARY 1,
    1993 THROUGH     1993 THROUGH      YEAR ENDED
    FEBRUARY 28,     DECEMBER 5,      DECEMBER 31,
        1994           1993(a)          1992(a)
    ------------     ------------     ------------
       $11.14           $10.99           $11.01
       ------           ------           ------
         0.12             0.58             0.67
        (0.14)            0.15            (0.02)
       ------           ------           ------
        (0.02)            0.73             0.65
        (0.12)           (0.58)           (0.67)
           --               --               --
       ------           ------           ------
        (0.12)           (0.58)           (0.67)
       ------           ------           ------
        (0.14)            0.15            (0.02)
       ------           ------           ------
       $11.00           $11.14           $10.99
       ======           ======           ======
        (0.23)%++         6.80%++          6.04%
       $   77           $   83           $   74
         0.95%+           0.95%+           0.95%
         4.38%+           5.60%+           6.15%
         1.79%+           0.95%+           0.95%
         3.54%+           5.60%+           6.15%
          N/A               95%             154%

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                           RATINGS
                                         S&P/MOODY'S              MATURITY    PRINCIPAL       VALUE
             DESCRIPTION                 (UNAUDITED)    RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------  -------------   -----     ---------   ----------   ------------
ASSET BACKED SECURITIES -- 12.8%
AESOP Funding II Series 1997-I, Class
 A1...................................     Aaa/AAA      6.22%      10/20/01   $2,000,000   $  1,997,813
Citibank Credit Card Master Trust I
 (ZCB)................................     Aaa/AAA      0.00%      08/15/06    2,000,000      1,247,730
Contimortgage Home Equity Loan........     AAA/Aaa      6.60%      10/15/11    2,000,000      1,984,562
Contimortgage Home Equity Loan Trust
 1997-3 A5............................     AAA/Aaa      7.01%      08/15/13    2,000,000      2,015,625
Standard Credit Card Master Trust
 Series 1995-3, Class A...............     AAA/Aaa      7.85%      02/07/02    2,500,000      2.590,613
The Money Store Home Equity Trust
 Series 1996-B........................     AAA/Aaa      7.38%      05/15/17    1,000,000      1,019,222
The Money Store, Series 1997-B A5.....     AAA/Aaa      6.83%      07/15/21    2,500,000      2,507,055
World Omni Automobile Lease
 Securitization Trust, Series 1997-A,
 Class A4.............................     AAA/Aaa      6.90%      06/25/03    2,250,000      2,280,803
                                                                                            -----------
TOTAL ASSET BACKED SECURITIES (COST $15,684,499)                                             15,643,623
                                                                                            -----------
CORPORATE BONDS -- 28.2%
Aetna Services Inc....................      A2/A        6.76%      08/15/01    5,500,000      5,534,375
Bear Steams Co........................      A2/A        6.50%      07/05/00    2,000,000      2,002,500
Finova Capital Corp...................    Baa 1/A-      6.63%      09/15/01    3,500,000      3,482,500
Ford Motor Credit Co..................      A1/A+       5.75%      01/25/01    2,000,000      1,955,000
General Motors Acceptance Corp........      A3/A-       7.13%      05/01/01    3,950,000      4,014,187
General Motors Acceptance Corp........      A3/A-       6.88%      07/15/01    2,000,000      2,017,500
Hartford Life, Inc....................      A2/A        6.90%      06/15/04    3,000,000      3,003,750
International Lease Finance Corp......      A1/A+       6.88%      05/01/01    4,000,000      4,040,000
Merrill Lynch & Co., Inc..............     Aa3/AA-      6.00%      01/15/01    2,000,000      1,970,000
Morgan Stanley Debentures.............      A1/A+       9.38%      06/15/01    4,165,000      4,550,263
Waste Management Inc..................      A3/A-       6.63%      07/15/02    2,000,000      1,990,000
                                                                                            -----------
TOTAL CORPORATE BONDS (COST $34,296,226)                                                     34,560,075
                                                                                            -----------
MEDIUM TERM NOTES -- 19.5%
Associates Corp. of North America
 Underwritten Senior Notes............     Aa3/AA-      6.75%      07/15/01    4,100,000      4,125,625
Fuji Bank.............................      A3/NR       7.30%      03/29/49    3,000,000      3,018,217
Ikon Capital Inc......................      A3/A-       6.73%      06/15/01    2,500,000      2,503,125
McDonnel Douglas Financial Corp.......      A2/AA       6.83%      05/21/01    4,000,000      4,035,000
NationsBank Corp......................      A1/A+       6.09%      12/14/01    5,000,000      4,887,500
Paine Webber Group, Series C..........    Baa1/BBB+     7.31%      08/09/00    3,000,000      3,048,750
Sears Roebuck Acceptance Corp.........      A2/A-       7.00%      06/15/07    2,200,000      2,202,750
                                                                                            -----------
TOTAL MEDIUM TERM NOTES (COST $23,734,148)                                                   23,820,967
                                                                                            -----------

See Notes to Financial Statements.

                                                                   MATUITY    PRINCIPAL       VALUE
             DESCRIPTION                                RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------                  -----     ---------   ----------   ------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.7%
Federal Home Loan Mortgage Corp. Pool
 #160034..............................                  8.50%      12/01/07   $   56,471   $     59,418
Federal Home Loan Mortgage Corp. Pool
 #284343..............................                  8.00%      12/01/16        7,863          8,141
Federal Home Loan Mortgage Corp. Pool
 #297505..............................                  8.00%      06/01/17       17,628         18,349
Federal Home Loan Mortgage Corp. Pool
 #549837..............................                  8.00%      07/01/10      173,389        180,433
Federal Home Loan Mortgage Corp.
 Series #1501 Class G.................                  6.40%      05/15/18    2,300,000      2,288,621
Federal National Mortgage Association
 Pool #131579.........................                  6.50%      07/01/04      114,533        110,489
Federal National Mortgage Association
 Pool #286087.........................                  9.00%      06/01/24      675,990        697,748
Fncx ppl #303528......................                  6.00%      06/01/01    1,963,425      1,921,089
Government National Mortgage
 Association Pool #136688.............                  10.00%     09/15/15       25,611         28,432
Government National Mortgage
 Association Pool #166744.............                  10.00%     07/15/16      258,911        285,207
Government National Association Pool
 #209480..............................                  10.00%     07/15/17       78,783         86,785
Government National Mortgage
 Association Pool #227082.............                  10.00%     08/15/17      111,361        122,671
                                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS..........................                                                        5,807,383
                                                                                            -----------
U.S. TREASURY OBLIGATIONS -- 32.5%
U.S. Treasury Notes...................                  7.75%      01/31/00   18,500,000     19,195,043
U.S. Treasury Notes...................                  5.63%      02/28/01    2,700,000      2,656,044
U.S. Treasury Notes...................                  5.88%      06/30/00   10,000,000      9,948,999
U.S. Treasury Notes...................                  7.00%      07/15/06    7,705,453      7,947,062
                                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
 $38,022,147).........................                                                       39,747,148
                                                                                            -----------

                                                                                SHARES
                                                                              ----------
TEMPORARY INVESTMENTS -- 2.4%
Temporary Investment Cash Fund........                                        $1,458,382   $  1,458,382
Temporary Investment Fund.............                                         1,466,382      1,466,382
                                                                                            -----------
TOTAL TEMPORARY INVESTMENTS (COST $2,924,766)                                                 2,924,764
                                                                                            -----------
TOTAL INVESTMENTS -- 100.1% (COST $121,839,254)(a)                                          122,504,493
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                (166,158)
                                                                                            -----------
NET ASSETS -- 100.0%..................                                                     $122,338,335
                                                                                            ===========

---------------

Percentages indicated are based on net assets of $122,338,335.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation......................................................  $  843,444
       Unrealized depreciation......................................................    (178,205)
                                                                                      ----------
       Net unrealized depreciation..................................................  $  665,239
                                                                                      ===========

(ZCB) Zero Coupon Bond

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $121,839,254).............   $122,504,493
  Receivable for securities sold......................................      2,672,703
  Contribution receivable.............................................        297,651
  Interest receivable.................................................      1,428,852
  Deferred organization costs.........................................         17,243
  Prepaid expenses....................................................         12,014
                                                                         ------------
Total Assets..........................................................    126,932,956
                                                                         ------------
LIABILITIES:
  Withdrawal payable..................................................        385,769
  Payable for securities purchased....................................      4,122,829
  Advisory fees payable...............................................         15,191
  Audit fees payable..................................................         30,315
  Fund accounting fees payable........................................         10,020
  Legal fees payable..................................................          5,989
  Administration fees payable.........................................          2,270
  Other accrued expenses..............................................         22,238
                                                                         ------------
Total Liabilities.....................................................      4,594,621
                                                                         ------------
NET ASSETS............................................................   $122,338,335
                                                                         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income........................................................   $4,552,804
                                                                            ----------
EXPENSES:
  Advisory fees..........................................................      279,369
  Administration fees....................................................       35,656
  Fund accounting fees and expenses......................................       54,032
  Amortization of organization costs.....................................        6,992
  Audit fees.............................................................       16,650
  Legal fees.............................................................        6,655
  Directors fees.........................................................        3,566
  Other operating expenses...............................................       10,017
                                                                            ----------
        Total Expenses...................................................      412,937
Less: Fee waivers and reimbursements.....................................     (156,639)
                                                                            ----------
Total Net Expenses.......................................................      256,298
                                                                            ----------
NET INVESTMENT INCOME....................................................    4,296,506
                                                                            ----------
REALIZED/UNREALIZED (LOSSES) ON INVESTMENTS FROM MASTER INVESTMENT TRUST,
  SERIES I -- INVESTMENT GRADE BOND PORTFOLIO:
  Net realized losses on investment transactions.........................     (405,757)
  Net change in unrealized depreciation on investments...................    1,294,579
                                                                            ----------
  Net realized / unrealized losses on investments........................      888,822
                                                                            ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $5,185,328
                                                                            ==========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1997        YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 1997
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  4,296,506        $   5,575,868
  Net realized gain (loss) on investment
    transactions....................................        (405,757)            (535,492)
  Net change in unrealized depreciation on
    investments.....................................       1,294,579             (681,210)
                                                        ------------         ------------
  Change in net assets resulting from operations....       5,185,328            4,359,166
                                                        ------------         ------------
TRUST SHARE TRANSACTIONS:
  Contributions.....................................      27,755,852           94,643,822
  Withdrawals.......................................     (49,759,764)         (26,135,644)
                                                        ------------         ------------
Change in net assets resulting from trust share
  transactions......................................     (22,003,912)          68,508,178
                                                        ------------         ------------
Change in net assets................................     (16,818,584)          72,867,344
NET ASSETS
  Beginning of Period...............................     139,156,919           66,289,575
                                                        ------------         ------------
  End of Period.....................................    $122,338,335        $ 139,156,919
                                                        ============         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Investment Grade Bond Portfolio (the "Portfolio") only.

    The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and governmental fixed income obligations and mortgage-backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Portfolio's investment adviser. The BISYS Group, Inc. through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership ("BISYS") served as the Portfolio's administrator thru September 15, 1997. Effective September 15, 1997, PFPC Inc., an indirect wholly-owned subsidiary of PNC Bank Corp. serves as administrator for the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on their share of that Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of America and an Administration Agreement with BISYS thru September 15, 1997.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, accrued daily and paid monthly, at an annual rate of 0.45% from March 1, 1997 through June 22, 1997, and 0.30% from June 23, 1997 through August 31, 1997 of the average daily net assets of the Portfolio. For the six months ended August 31, 1997, Bank of America waived $140,896 in fees as Adviser of the Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, BISYS was entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended August 31, 1997, BISYS waived $15,473 in fees as Administrator of the Portfolio.

    For services provided to two of the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500 per meeting.

    For the six months ended August 31, 1997, the Investment Grade Bond Portfolio incurred legal expenses of $6,655, which was earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1997, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                       PURCHASES        SALES
                      -----------    -----------
U.S. Government.....  $48,542,025    $14,952,580
Other...............   30,379,434     80,454,007
                      -----------    -----------
Total...............  $78,921,459    $95,406,587
                      ===========    ===========

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Investment Grade Bond Portfolio had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

Asset-Backed Securities.............    12.8
Corporate Bonds.....................    28.2
Medium Term Notes...................    19.5
Temporary Investments...............     2.4
U.S. Government Agency
 Obligations........................     4.7
U.S. Treasury Notes.................    32.4
                                       -----
                                       100.0%
                                       =====

MASTER INVESTMENT TRUST SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                          FOR THE SIX                               YEAR ENDED
                         MONTHS ENDED      ------------------------------------------------------------
                        AUGUST 31, 1997    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                          (UNAUDITED)          1997            1996            1995           1994*
                        ---------------    ------------    ------------    ------------    ------------
Ratio of expenses to
 average net assets...        0.36%**          0.35%           0.18%           0.25%           0.41%**
Ratio of net
 investment income to
 average net assets...        6.03%**          5.86%           6.47%           6.22%           4.93%**
Ratio of expenses to
 average net
 assets(a)............        0.58%**          0.65%           0.68%           0.75%           0.91%**
Ratio of net
 investment income to
 average net
 assets(a)............        5.81%**          5.56%           5.97%           5.72%           4.43%**
Portfolio Turnover....          59%              83%            172%            240%             32%

---------------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 * For the period December 6, 1993 (commencement of operations) through February 28, 1994.

** Annualized.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237

                               [PACIFIC HORIZON LOGO]

                      Provident Distributor, Inc., Distributor
     TFI-0011 10/97

                          PACIFIC HORIZON GROWTH FUNDS
                               SEMI-ANNUAL REPORT
                                August 31, 1997




                             Aggressive Growth Fund

                                 Blue Chip Fund




                               Investing For All
                             The Times Of Your Life




                                NOT FDIC INSURED


                         PACIFIC HORIZON GROWTH FUNDS

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                   CONTENTS

          .
          .       FUND FACTS                            2-3
          .
          .      UNDERSTANDING YOUR SHAREHOLDER
          .        REPORT                              4-6
          .
          .      ECONOMIC REVIEW FROM THE INVESTMENT
          .        ADVISER                             8-9
          .
          .      PACIFIC HORIZON AGGRESSIVE GROWTH
          .        FUND
          .        Portfolio of Investments          10-13
          .        Statement of Assets
          .          and Liabilities                    14
          .        Statement of Operations              15
          .        Statements of Changes
          .          in Net Assets                      16
          .
          .      PACIFIC HORIZON BLUE CHIP FUND
          .        Statement of Assets
          .          and Liabilities                    17
          .        Statement of Operations              18
          .        Statements of Changes
          .          in Net Assets                      19
          .      NOTES TO FINANCIAL STATEMENTS       20-27
          .
          .      FINANCIAL HIGHLIGHTS                28-32
          .
          .      MASTER INVESTMENT TRUST, SERIES
          .        I -- BLUE CHIP PORTFOLIO
          .        Portfolio of Investments          33-36
          .        Statement of Assets
          .          and Liabilities                    37
          .        Statement of Operations              38
          .        Statements of Changes
          .          in Net Assets                      39
          .        Notes to Financial Statements     40-42
          .        Supplementary Data                   43

PACIFIC HORIZON FUND FACTS

The Pacific Horizon Family of Funds offers a variety of mutual funds with different investment objectives to help you diversify your portfolio and meet your investment goals. Some Funds offer greater growth potential, while others, the money market funds, strive to maintain a stable net asset value but offer no growth potential.

                 FUND NAME                             INVESTMENT OBJECTIVE
------------------------------------------------------------------------------------
 International Equity                         Long-Term Capital Growth
 .....................................................................................
 Aggressive Growth                            Maximum Capital Appreciation
 .....................................................................................
 Blue Chip                                    Long-Term Capital Appreciation
 .....................................................................................
 Capital Income                               Total Investment Return
 .....................................................................................
 Asset Allocation                             Long-Term Growth
 .....................................................................................
 Corporate Bond                               High Current Income
 .....................................................................................
 Intermediate Bond                            Income and Capital Appreciation
 .....................................................................................
 U.S. Government Securities                   High Level of Current Income
 .....................................................................................
 Short-Term Government                        High Current Income with Relative
                                              Stability of Principal
 .....................................................................................
 National Municipal Bond*                     High Level of Federal Tax-Free
                                              Current Income
 .....................................................................................
 California Tax-Exempt Bond*                  High Level of Federal and California
                                              Tax-Free Current Income
 .....................................................................................
 Money Market Funds+                          High Current Income Plus Principal
 - Prime                                      Stability
 - Treasury
 - Government
 - Treasury Only
 .....................................................................................
 Tax-Exempt Money Market Funds*+
 - Tax-Exempt Money                           High Level of Federal Tax-Free Current
                                              Income Plus Principal Stability
 - California Tax-Exempt Money Market         High Level of Federal and California
                                              Tax-Free Current Income Plus Principal
                                              Stability

--------------------------------------------------------------------------------
* Certain investors may be subject to the Federal Alternative Minimum Tax and to certain state and local taxes.

+ There can be no assurance that the Funds will be able to maintain a stable net asset value of $1.00 per share. Fund shares are not insured or guaranteed by the U.S. Government.

With the help of an investment professional, you can develop a strategy tailored to meet your goals. To receive any of the Funds' prospectuses, which include more complete information such as charges and expenses, call your investment specialist or the Pacific Horizon Funds. Read the prospectus carefully before investing or sending money.

  PORTFOLIO CONSISTS PRIMARILY OF ...               APPROPRIATE FOR INVESTORS WHO SEEK
------------------------------------------------------------------------------------
 Foreign Equity Securities                 Diversification into foreign equity markets with
                                           associated risk.
 ................................................................................................
 Small Capitalization Stocks               Higher-than-average long-term growth potential with
                                           higher-than-average risk.
 ................................................................................................
 Blue Chip Stocks                          Long-term growth potential from investments in the
                                           stocks of well-established companies.
 ................................................................................................
 Convertible Bonds and Convertible         Combined potential for current income and capital
 Preferred Stocks                          appreciation.
 ................................................................................................
 Stocks, Bonds and Cash Equivalents        Long-term growth potential and current income from
                                           stocks and bonds.
 ................................................................................................
 Investment-Grade Corporate Debt           High monthly income potential with reasonable
                                           investment risk.
 ................................................................................................
 Investment-Grade Corporate and U.S.       Regular monthly income from a diversified portfolio
 Government Securities                     of investment-grade securities.
 ................................................................................................
 GNMAs and Other U.S. Government           High monthly income potential and low credit risk.
 Securities
 ................................................................................................
 U.S. Government and Government Agency     Monthly income and relative stability of investment.
 Securities
 ................................................................................................
 Investment-Grade Municipal Debt           Monthly tax-free income.
 Securities
 ................................................................................................
 Investment-Grade California               High monthly double tax-free income.
 Municipal Securities
 ................................................................................................
 High-Quality Corporate and/or U.S.        A flexible, convenient way to manage or accumulate
 Government Short-Term Obligations         cash while waiting for other investment
                                           opportunities.
 ................................................................................................
 Short-Term Municipal Obligations          A tax-free way to manage or accumulate cash while
                                           waiting for other investment opportunities.
 Short-Term California Municipal           A tax-free way to manage or accumulate cash while
 Obligations                               waiting for other investment opportunities.

--------------------------------------------------------------------------------

UNDERSTANDING  YOUR  SHAREHOLDER  REPORT

As a mutual fund shareholder, you receive two financial reports a year that contain important information about your investment. The financial statements and financial highlights included in annual reports are audited by an independent public accounting firm and cover the activity for the past fiscal year. The independent public accountant provides an opinion letter in each audited report. A semi-annual report is a six-month interim report that includes financial statements that are generally not audited by an independent public accounting firm.

This guide will help you extract the information from the report.
The TABLE OF CONTENTS helps
you locate the information you
want.

The ECONOMIC REVIEW FROM THE
INVESTMENT ADVISER provides a
brief overview of the economy
and how it affects the
financial markets.

[SAMPLE PAGE GRAPHIC]

The financial statements summarize and describe the Fund's financial transactions. They are broken down into four different statements, which are illustrated below:

The PORTFOLIO OF INVESTMENTS lists each investment holding in the Fund as of the date of the report. Investments may be grouped by category (by industry or security type, for example). The percentage of the Fund's net assets represented by these groupings is also disclosed.

                                  TYPE OF SECURITY

                                  INDUSTRY SECTOR AND PERCENTAGE OF THE FUND'S
      [SAMPLE PAGE GRAPHIC]       NET ASSETS REPRESENTED BY INVESTMENTS IN THAT
                                  SECTOR (IF APPLICABLE)

                                  ACTUAL PORTFOLIO HOLDINGS WITH SHARES AND
                                  MARKET VALUE AS OF REPORT DATE

The STATEMENT OF ASSETS AND LIABILITIES lists all the assets and liabilities of the Fund as of the date of the statement. This is an individual fund's "balance sheet." Also disclosed in this statement are the Fund's net asset value per share and its maximum offering price per share as of the date of the statement. The statement also lists the accounts that comprise the Fund's net assets (capital stock, undistributed income, etc.).

                                  SUMMARY OF THE FUND'S INVESTMENTS AND ALL
                                  OTHER ASSETS OWNED BY THE FUND, INCLUDING
                                  AMOUNTS OWED TO THE FUND BY OUTSIDE PARTIES

      [SAMPLE PAGE GRAPHIC]       SUMMARY OF ALL AMOUNTS OWED TO OUTSIDE PARTIES
                                  BY THE FUND

                                  NET RESULTS OF ASSETS LESS LIABILITIES

                                  THE MARKET VALUE OF THE FUND'S TOTAL NET
                                  ASSETS DIVIDED BY THE NUMBER OF SHARES
                                  OUTSTANDING

THE CURRENT NET ASSET VALUE PER SHARE PLUS SALES CHARGE, IF ANY

The STATEMENT OF OPERATIONS shows the amount of dividend and interest income earned from the Fund's investments, the expenses incurred by the Fund from its operations and any gains or losses realized and not yet realized by the Fund from holding and/or selling any investments.

                                  ANY INCOME EARNED FROM THE FUND'S INVESTMENTS

                                  OPERATING EXPENSES INCURRED BY THE FUND DURING THE PERIOD

                                  GAINS OR LOSSES REALIZED UPON THE SALE OF THE FUND'S INVESTMENTS AND ANY CHANGE IN UNREALIZED GAINS OR LOSSES ON FUND HOLDINGS DURING THE PERIOD

                                  NET CHANGE IN NET ASSETS DUE TO FUND
                                  OPERATIONS
[SAMPLE PAGE GRAPHIC]

The STATEMENTS OF CHANGES IN NET ASSETS shows the changes in the net assets of the Fund during each of the two most recent reporting periods. The changes in net assets are generally broken down into four distinct sections:

                                  OPERATIONS: SEE STATEMENT OF OPERATIONS

                                  DIVIDENDS TO SHAREHOLDERS: TOTAL INCOME
                                  DIVIDENDS PAID TO SHAREHOLDERS DURING THE
                                  PERIODS

                                  DISTRIBUTIONS TO SHAREHOLDERS: TOTAL REALIZED GAINS DISTRIBUTED TO SHAREHOLDERS DURING THE PERIODS

                                  FUND SHARE TRANSACTIONS: DOLLAR VALUE OF FUND SHARES PURCHASED, REDEEMED OR REINVESTED DURING THE PERIODS

[SAMPLE PAGE GRAPHIC]

The NOTES TO FINANCIAL STATEMENTS are footnotes to the statements listed above. These notes include information on accounting methods used by the Fund, contractual arrangements between the Fund and its service providers, certain transactions effected by the Fund and other general information about the Fund.

The FINANCIAL HIGHLIGHTS shows, for a single share outstanding throughout each period presented, the net investment income, the realized and unrealized gains and losses and the dividends and distributions of the Fund. It also shows key data and ratios (such as the total investment return for each period), the portfolio turnover rate for Funds other than money market mutual funds, the ratio of expenses to average net assets and the ratio of net investment income to average net assets.

                       THIS PAGE INTENTIONALLY LEFT BLANK

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
COMMON STOCK -- 97.3%
AEROSPACE/DEFENSE -- EQUIPMENT -- 3.3%
 BE Aerospace, Inc.*...................................................      72,750     $  2,582,625
 REMEC, Inc.*..........................................................     134,050        4,473,919
                                                                                        ------------
                                                                                           7,056,544
                                                                                        ------------
AGRICULTURAL OPERATIONS -- 1.6%
 Northland Cranberries, Inc. ..........................................     204,000        3,493,500
                                                                                        ------------
AIRLINES -- 1.7%
 Airways Corp.*........................................................     112,500          597,656
 Mesaba Holdings, Inc.*................................................     156,600        3,073,275
                                                                                        ------------
                                                                                           3,670,931
                                                                                        ------------
BIOTECHNOLOGY -- 3.0%
 Genome Therapeutics Corp.*............................................     149,700        1,188,244
 Human Genome Sciences, Inc.*..........................................      44,300        1,650,175
 Protein Design Labs, Inc.*............................................     100,000        3,562,500
                                                                                        ------------
                                                                                           6,400,919
                                                                                        ------------
BROADCASTING -- 3.0%
 All American Communications, Inc.*....................................     174,600        2,444,400
 Cablevision Systems Corp.*............................................      31,350        1,573,378
 United International Holdings, Inc.*..................................     228,250        2,439,422
                                                                                        ------------
                                                                                           6,457,200
                                                                                        ------------
BUILDING AND HOME FURNISHINGS -- 1.4%
 Advanced Lighting Technologies, Inc.*.................................     120,750        2,898,000
                                                                                        ------------
BUSINESS SERVICES -- 3.4%
 Accustaff, Inc.*......................................................     126,450        3,358,828
 Professional Staff PLC*...............................................     104,400        1,455,075
 Select Appointments Holdings Public Limited Company ADR...............     135,500        2,439,000
                                                                                        ------------
                                                                                           7,252,903
                                                                                        ------------
CLOTHING & APPAREL -- 3.0%
 Farah, Inc.*..........................................................     153,000        1,195,312
 Novel Denim Holdings Limited*.........................................      49,600        1,085,000
 Quicksilver, Inc.*....................................................     124,050        4,225,453
                                                                                        ------------
                                                                                           6,505,765
                                                                                        ------------
COMMERCIAL SERVICES -- 2.9%
 NCO Group, Inc.*......................................................      48,050        1,801,875
 PMT Services, Inc.*...................................................     258,000        4,353,750
                                                                                        ------------
                                                                                           6,155,625
                                                                                        ------------
COMPUTERS -- PERIPHERAL EQUIPMENT -- 1.5%
 Cybex Computer Products Corp.*........................................     125,900        3,147,500
                                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
COMPUTER SERVICES & SOFTWARE -- 5.5%
 3D Labs, Inc., Ltd.*..................................................     120,800     $  4,786,700
 Cimatron Ltd.*........................................................     479,600        1,978,350
 DataWorks Corp.*......................................................      91,750        1,513,875
 Rogue Wave Software, Inc.*............................................     189,100        2,765,588
 Spectrum HoloByte, Inc.*..............................................     160,300          771,444
                                                                                        ------------
                                                                                          11,815,957
                                                                                        ------------
CONSUMER PRODUCTS & SERVICES -- 0.6%
 Meade Instruments Corp.*..............................................     166,300        1,268,037
                                                                                        ------------
CONSUMER SERVICES -- OTHER -- 1.3%
 Equity Corp. International*...........................................     120,000        2,767,500
                                                                                        ------------
CONTAINERS AND PACKAGING -- 0.8%
 Gaylord Container Corp.*..............................................     179,600        1,694,975
                                                                                        ------------
DIVERSIFIED OPERATIONS -- 1.9%
 Volt Information Sciences, Inc.*......................................      74,350        4,149,659
                                                                                        ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 4.8%
 Actel Corp.*..........................................................      82,500        1,675,781
 EMCORE Corp.*.........................................................     144,000        3,276,000
 International Rectifier Corp.*........................................     170,000        3,878,125
 Ultrak, Inc.*.........................................................     135,200        1,428,050
                                                                                        ------------
                                                                                          10,257,956
                                                                                        ------------
ENTERTAINMENT & LEISURE -- 6.3%
 Family Golf Centers, Inc.*............................................     119,000        2,759,312
 Galoob Toys, Inc.*....................................................     142,500        2,956,875
 Iwerks Entertainment, Inc.*...........................................     151,550          549,369
 Sodak Gaming, Inc.*...................................................     102,100        1,391,113
 WMS Industries, Inc.*.................................................     223,000        5,505,313
                                                                                        ------------
                                                                                          13,161,982
                                                                                        ------------
ENVIRONMENTAL SERVICES -- 3.3%
 Air & Water Technologies Corp.*.......................................     461,000        1,383,000
 Culligan Water Technologies, Inc.*....................................      45,500        2,098,687
 Osmonics, Inc.*.......................................................      71,500        1,215,500
 TETRA Technologies, Inc.*.............................................     109,050        2,290,050
                                                                                        ------------
                                                                                           6,987,237
                                                                                        ------------
FINANCIAL SERVICES -- 4.4%
 Consumer Portfolio Services, Inc.*....................................      81,000        1,427,625
 Imperial Credit Industries, Inc.*.....................................     185,200        3,449,350
 SEI Investments Co. ..................................................     158,550        4,597,950
                                                                                        ------------
                                                                                           9,474,925
                                                                                        ------------
FOOD -- 0.7%
 Unimark Group, Inc.*..................................................     183,800        1,596,763
                                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
HEALTHCARE SERVICES -- 5.0%
 Emeritus Corp.*.......................................................     148,150     $  2,092,619
 Envoy Corp.*..........................................................     116,500        3,145,500
 Orthodontic Centers of America, Inc.*.................................     103,000        1,763,875
 ProMedeCo Management Co.*.............................................      67,400          471,800
 SeaMED Corp.*.........................................................     187,000        3,272,500
                                                                                        ------------
                                                                                          10,746,294
                                                                                        ------------
HOUSEHOLD PRODUCTS -- 0.8%
 Lifetime Hoan Corp.*..................................................     226,600        1,756,150
                                                                                        ------------
INSTRUMENTS -- CONTROLS -- 0.6%
 Metrika Systems Corp.*................................................      87,300        1,331,325
                                                                                        ------------
MANUFACTURING -- 2.5%
 Astrotech International Corp.*........................................     123,600        1,390,500
 ITEQ, Inc.*...........................................................     197,600        2,445,300
 Memtec, Ltd. .........................................................      72,750        1,445,906
                                                                                        ------------
                                                                                           5,281,706
                                                                                        ------------
MEDICAL SUPPLIES & EQUIPMENT -- 1.0%
 Endosonics Corp.*.....................................................     175,200        2,058,600
                                                                                        ------------
METALS & MINING -- 1.9%
 Titanium Metals Corp.*................................................     111,450        3,984,338
                                                                                        ------------
OIL & GAS -- 5.7%
 Cairn Energy USA, Inc.*...............................................     179,000        2,047,312
 Costilla Energy, Inc.*................................................     189,500        1,942,375
 Eagle Geophysical, Inc.*..............................................      59,200        1,213,600
 Eastern Enterprises...................................................      28,150        1,004,603
 Ocean Energy, Inc. *..................................................      45,000        2,894,062
 United Meridian Corp.*................................................      79,600        3,119,325
                                                                                        ------------
                                                                                          12,221,277
                                                                                        ------------
PHARMACEUTICALS -- 1.2%
 Algos Pharmaceutical Corp.*...........................................     102,200        2,210,075
 Kendle International Inc.*............................................      25,000          400,000
 SEQUUS Pharmaceuticals, Inc.*.........................................         350            2,362
                                                                                        ------------
                                                                                           2,612,437
                                                                                        ------------
RESTAURANTS -- 1.6%
 Landry's Seafood Restaurants, Inc.*...................................     145,000        3,480,000
                                                                                        ------------
RETAIL -- SPECIALTY STORES -- 4.6%
 Petco Animal Supplies, Inc.*..........................................     124,200        3,679,425
 Stage Stores, Inc.*...................................................     104,150        3,222,141
 The Wet Seal, Inc.*...................................................     145,350        3,161,363
                                                                                        ------------
                                                                                          10,062,929
                                                                                        ------------
RETAIL & MERCHANDISING -- 1.9%
 Kennoth Cole Productions, Inc.*.......................................     178,500        2,465,531
 RDO Equipment Co.*....................................................      69,700        1,594,388
                                                                                        ------------
                                                                                           4,059,919
                                                                                        ------------

---------------
See Notes to Financial Statements.

                                                                                           VALUE
                              DESCRIPTION                                   SHARES        (NOTE 2)
-----------------------------------------------------------------------    --------     ------------
TELECOMMUNICATIONS -- SERVICES/EQUIPMENT -- 14.2%
 ANTEC Corp.*..........................................................     292,000     $  3,942,000
 Boston Communications Group, Inc.*....................................     145,100        2,158,362
 Brooks Fiber Properties, Inc.*........................................      66,200        2,225,975
 Gilat Satellite Networks, Ltd.*.......................................     113,950        3,703,375
 Intermedia Communications, Inc.*......................................      68,000        2,431,000
 Iridium World Communications, Ltd.*...................................     108,450        3,890,644
 LCC International, Inc.*..............................................      80,550        1,449,900
 NICE-Systems Ltd. ADR*................................................     116,850        4,666,697
 Ortel Corporation*....................................................     139,400        3,293,325
 Teledata Communications, Ltd.*........................................      80,600        2,780,700
                                                                                        ------------
                                                                                          30,541,978
                                                                                        ------------
TRANSPORTATION -- COMMERCIAL SERVICES -- 1.3%
 Budget Group, Inc.*...................................................      95,000        2,790,625
                                                                                        ------------
WHOLESALE DISTRIBUTORS -- 0.6%
 NuCo2, Inc.*..........................................................      84,100        1,387,650
                                                                                        ------------
TOTAL INVESTMENTS(A) -- 97.3% (COST $168,352,278)......................                  208,529,106
OTHER ASSETS IN EXCESS OF LIABILITIES -- 2.7%..........................                    5,877,977
                                                                                        ------------
NET ASSETS -- 100.0%...................................................                 $214,407,083
                                                                                        ============

---------------

Percentages indicated are based on net assets of $214,407,083.

(a) Represents cost for federal income tax purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.................................   $ 51,792,321
            Unrealized depreciation.................................    (11,615,493)
                                                                       ------------
            Net unrealized appreciation.............................   $ 40,176,828
                                                                       ============

* Non-income producing security.

ADR -- American Depositary Receipt.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $168,352,278)............  $208,529,106
  Cash...............................................................     6,710,472
  Dividends Receivable...............................................        26,723
  Receivable for investment securities sold..........................     1,559,469
  Receivable for capital shares sold.................................       127,153
  Prepaid expenses...................................................        10,143
                                                                       ------------
Total Assets.........................................................   216,963,066
                                                                       ------------
LIABILITIES:
  Payable for investment securities purchased........................     1,261,219
  Payable for capital shares redeemed................................       902,471
  Investment advisory fees payable...................................       107,955
  Administration fees payable........................................        53,977
  Shareholder service fees payable (A and K Shares)..................        44,981
  12b-1 fees payable (K Shares)......................................           444
  Transfer agent fees payable........................................       139,853
  Legal fees payable.................................................         5,519
  Other accrued expenses.............................................        39,564
                                                                       ------------
Total Liabilities....................................................     2,555,983
                                                                       ------------
NET ASSETS...........................................................  $214,407,083
                                                                       ============
Net Assets
  A Shares...........................................................  $213,283,577
  K Shares...........................................................     1,123,506
                                                                       ------------
Total................................................................  $214,407,083
                                                                       ------------
Shares Outstanding ($0.001 par value, 200 million shares authorized):
  A Shares...........................................................     9,971,300
  K Shares...........................................................        52,853
                                                                       ------------
Total................................................................    10,024,153
                                                                       ============
NET ASSET VALUE:
  A Shares -- redemption price per share.............................        $21.39
                                                                             ======
  Maximum Sales Charge (A Shares)....................................          4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge))..................................        $22.40
                                                                             ======
  K Shares -- offering and redemption price per share................        $21.26
                                                                             ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par.....................................  $     10,024
  Additional paid-in capital.........................................   182,177,783
  Accumulated undistributed net investment income (loss).............    (1,263,592)
  Accumulated net realized losses on investment transactions.........    (6,693,960)
  Net unrealized appreciation on investments.........................    40,176,828
                                                                       ------------
NET ASSETS, AUGUST 31, 1997..........................................  $214,407,083
                                                                       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31. 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend............................................................   $   103,222
  Interest............................................................       121,693
                                                                         -----------
Total Income..........................................................       224,915
                                                                         -----------
EXPENSES:
  Advisory fees.......................................................       596,019
  Administration fees.................................................       298,009
  Shareholder service fees (A Shares).................................       247,405
  Shareholder service fees (K Shares).................................           936
  12b-1 fees (K Shares)...............................................         2,807
  Custodian and fund accounting fees..................................        29,784
  Transfer agent fees.................................................       220,714
  Legal fees..........................................................         8,260
  Other expenses......................................................        84,092
                                                                         -----------
        Total Expenses................................................     1,488,026
Less: Fee waivers.....................................................          (936)
                                                                         -----------
Total Net Expenses....................................................     1,487,090
                                                                         -----------
NET INVESTMENT LOSS...................................................    (1,262,175)
                                                                         -----------
NET REALIZED/UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized loss on investment transactions........................    (5,865,048)
  Net change in unrealized appreciation on investments................    34,925,302
                                                                         -----------
NET REALIZED/UNREALIZED GAINS ON INVESTMENTS..........................    29,060,254
                                                                         -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......................   $27,798,079
                                                                         ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1997        YEAR ENDED
                                                    (UNAUDITED)       FEBRUARY 28, 1997
                                                  ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment (losses).......................    $ (1,262,175)       $  (2,598,857)
  Net realized gains (losses) on investment
    transactions................................      (5,865,048)          53,488,080
  Net change in unrealized appreciation on
    investments.................................      34,925,302          (30,785,939)
                                                    ------------         ------------
  Change in net assets resulting from
    operations..................................      27,798,079           20,103,284
                                                    ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gains from investment
      transactions
        A Shares................................      (9,411,755)         (48,764,827)
        K Shares................................         (40,112)             (22,851)(a)
                                                    ------------         ------------
Change in net assets from shareholder
  distributions.................................      (9,451,867)         (48,787,678)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued...................      80,555,793          554,405,607
  Dividends reinvested..........................       8,903,279           46,851,878
  Cost of shares redeemed.......................     (95,644,964)        (550,673,264)
                                                    ------------         ------------
Change in net assets from capital share
  transactions..................................      (6,185,892)          50,584,221
                                                    ------------         ------------
Change in net assets............................      12,160,320           21,899,827
NET ASSETS:
  Beginning of Period...........................     202,246,763          180,346,936
                                                    ------------         ------------
  End of Period (including undistributed net
    investment losses of $1,263,592 and $1,417,
    respectively.)..............................    $214,407,083        $ 202,246,763
                                                    ============         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I -- Blue Chip
    Portfolio, at value.............................................   $538,657,972
  Prepaid expenses..................................................         35,671
                                                                       ------------
Total Assets........................................................    538,693,643
                                                                       ------------
LIABILITIES:
  Dividend payable..................................................          4,020
  Administration fees...............................................         69,781
  Transfer agent fees payable.......................................         47,718
  Shareholder service fees payable (A, K and SRF Shares)............         55,144
  Audit fees payable................................................         12,242
  Fund accounting fees and expense payable..........................         11,919
  Legal fees payable................................................         18,438
  Other accrued expenses............................................         91,342
                                                                       ------------
Total Liabilities...................................................        310,604
                                                                       ------------
NET ASSETS..........................................................   $538,383,039
                                                                       ============
Net Assets
  A Shares..........................................................   $216,029,073
  K Shares..........................................................      3,066,143
  SRF Shares........................................................    319,287,823
                                                                       ------------
Total...............................................................   $538,383,039
                                                                       ============
Shares Outstanding ($0.001 par value, 300 million shares
  authorized):
  A Shares..........................................................      8,002,386
  K Shares..........................................................        113,795
  SRF Shares........................................................     13,226,292
                                                                       ------------
Total...............................................................     21,342,473
                                                                       ============
NET ASSET VALUE:
  A Shares -- redemption price per share............................         $27.00
                                                                             ======
  Maximum Sales Charge (A Shares)...................................           4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).................................         $28.27
                                                                             ======
  K Shares -- offering and redemption price per share...............         $26.94
                                                                             ======
  SRF Shares -- offering and redemption price per share.............         $24.14
                                                                             ======
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par....................................   $     21,342
  Additional paid-in capital........................................    416,754,130
  Distributions in excess of net investment income..................       (181,737)
  Accumulated net realized gains on investment transactions.........     22,587,253
  Net unrealized appreciation on investments........................     99,202,051
                                                                       ------------
NET ASSETS, AUGUST 31, 1997.........................................   $538,383,039
                                                                       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Investment Income from Master Investment Trust, Series I -- Blue
    Chip Portfolio:
      Dividend income................................................   $  2,668,734
      Interest income................................................        254,784
                                                                        ------------
                                                                           2,923,518
      Expenses.......................................................      1,039,153
                                                                        ------------
Net Investment Income from Master Investment Trust, Series I -- Blue
  Chip Portfolio.....................................................      1,884,365
                                                                        ------------
EXPENSES:
  Shareholder service fees (A Shares)................................        231,243
  Shareholder service fees (K Shares)................................          2,800
  Shareholder service fees (SRF Shares)..............................        155,322
  12b-1 fees (K Shares)..............................................          5,598
  Administration fees................................................        233,232
  Transfer Agent fees................................................        136,079
  Registration fees..................................................         23,592
  Reports to shareholders............................................         64,355
  Fund accounting fees and expenses..................................         30,564
  Amortization of organization costs.................................         14,168
  Audit fees.........................................................          3,570
  Legal fees.........................................................          6,271
  Directors' fees....................................................          2,291
  Other expenses.....................................................         39,446
                                                                        ------------
        Total Expenses...............................................        948,531
Less: Fee waivers and expense reimbursements.........................       (221,475)
                                                                        ------------
  Total Net Expenses.................................................        727,056
                                                                        ------------
NET INVESTMENT INCOME................................................      1,157,309
                                                                        ------------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM INVESTMENT TRUST,
  SERIES I -- BLUE CHIP PORTFOLIO:
    Net realized gains on investment transactions....................     32,224,675
    Net change in unrealized appreciation on investments.............     80,612,767
                                                                        ------------
Net realized/unrealized gains on investments from Master Investment
  Trust, Series I -- Blue Chip Portfolio.............................    112,837,442
                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $113,994,751
                                                                        ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1997        YEAR ENDED
                                                    (UNAUDITED)       FEBRUARY 28, 1997
                                                  ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........................     $  1,157,309        $   1,022,481
  Net realized gains on investment
    transactions...............................       32,224,675           14,059,189
  Net change in unrealized appreciation on
    investments................................       80,612,767           12,101,556
                                                    ------------         ------------
  Change in net assets resulting from
    operations.................................      113,994,751           27,183,226
                                                    ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
        A Shares...............................         (556,688)            (980,276)
        K Shares...............................           (2,671)                (998)(a)
        SRF Shares (b).........................         (957,833)                  --
    Net realized gains from investment
      transactions:
        A Shares...............................      (11,977,846)          (2,731,645)
        K Shares...............................         (149,419)              (8,357)(a)
        SRF Shares (b).........................       (9,569,624)                  --
                                                    ------------         ------------
Change in net assets from shareholder
  distributions................................      (23,214,081)          (3,721,276)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..................      315,283,391           87,766,406
  Dividends reinvested.........................       11,058,303            3,417,983
  Cost of shares redeemed......................      (32,940,898)         (27,378,220)
                                                    ------------         ------------
Change in net assets from capital share
  transactions.................................      293,400,796           63,806,169
                                                    ------------         ------------
Change in net assets...........................      384,181,466           87,268,119
NET ASSETS:
  Beginning of Period..........................      154,201,573           66,933,454
                                                    ------------         ------------
  End of Period (including distributions in
    excess of $181,737 and undistributed net
    investment income of $178,145,
    respectively.).............................     $538,383,039        $ 154,201,573
                                                    ============         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Aggressive Growth Fund (the "Aggressive Growth Fund") and the Pacific Horizon Blue Chip Fund (the "Blue Chip Fund"), collectively the "Funds", individually the "Fund". The Funds offer A Shares and effective July 22, 1996 began offering K Shares on June 23, 1997, the Seafirst Blue Chip Fund merged into the Pacific Horizon Blue Chip Fund and the Pacific Horizon Blue Chip Fund began offering SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and an Administrative and Shareholder Services Plan.

    The Aggressive Growth Fund seeks to maximize capital appreciation through investments in common stocks and convertible securities. The Blue Chip Fund seeks to achieve its investment objective by investing substantially all of its assets in the Blue Chip Portfolio (the "Portfolio") of the Master Investment Trust, Series I (the "Trust"), an open-end management company that has the same investment objective as that of the Blue Chip Fund. The value of the Blue Chip Fund's investment in the Portfolio included in the accompanying Statement of Assets and Liabilities reflects the Fund's proportionate beneficial interest in the net assets of the Portfolio (90.7% at August 31, 1997). The financial statements of the Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's financial statements.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Aggressive Growth Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Funds' shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer and dividend disbursing agent of the Funds through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), and indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the Funds.

Change in Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The Aggressive Growth Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

    The valuation of securities of the Blue Chip Fund's investment in the Portfolio is discussed in Note 2 of the Portfolio's financial statements.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Aggressive Growth Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Blue Chip Fund records its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses are allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments are adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Blue Chip Fund incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight-line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Funds' net investment income, if any, is declared and paid as a dividend to shareholders of record at the close of business on record date at least annually for the Aggressive Growth Fund and quarterly for the Blue Chip Fund. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the

Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                                  ACCUMULATED
                   ACCUMULATED        NET
                   UNDISTRI-       REALIZED
                   BUTED NET      GAIN/(LOSS)
                   INVESTMENT         ON
                     INCOME       INVESTMENTS
                   ----------     -----------
Aggressive
 Growth Fund       $2,598,657     $(2,588,091)
Blue Chip Fund             --              72

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Aggressive Growth Fund has an Investment Advisory Agreement with Bank of America and the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Aggressive Growth Fund, which is accrued daily and payable monthly, at an annual rate of 0.60% of the Fund's average daily net assets. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.30% and 0.15% of the average daily net assets of the Aggressive Growth Fund and

Blue Chip Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $73,396 of its fee as Administrator for the Blue Chip Fund. For the six months ended August 31, 1997, BISYS reimbursed $303 of operating expenses of the Blue Chip Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $25,093 and $90,494 from commissions earned on sales of the Aggressive Growth Fund's and Blue Chip Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $151,195 and $706,924 from commissions earned on sales of shares of the Aggressive Growth Fund and Blue Chip Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, the Aggressive Growth Fund and Blue Chip Fund incurred charges of $247,405 and $231,243, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $141,200 and $32,170 from the Aggressive Growth Fund and Blue Chip Fund, respectively, and affiliates of Bank of America retained $99,984 and $194,756, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess costs will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the Distributor incurred charges $1,871 and $5,581 for the Aggressive Growth and Blue Chip Funds, respectively.

    The Blue Chip Fund has a Shareholder Services Plan under which the Fund pays the Distributor for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Fund's average daily net assets for SRF Shares. For the six months ended August 31, 1997, The Blue Chip Fund incurred charges of $155,322, pursuant to the Plan, the Fund was advised that of this amount the affiliates of Bank of America retained $16,258. For the same period $139,064 of shareholder servicing were waived by The Blue Chip Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $220,714 and $136,079 from the Aggressive Growth Fund and Blue Chip Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Aggressive Growth Fund and Blue Chip Fund incurred legal charges totaling $8,260 and $6,271, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $736 and $210 for the Aggressive Growth Fund and Blue Chip Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of the Aggressive Growth Fund's portfolio securities (excluding short-term investments) amounted to $68,932,455 and $88,008,911, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                                AGGRESSIVE GROWTH FUND
                                ------------------------------------------------------
                                   SIX MONTHS ENDED
                                    AUGUST 31, 1997                 YEAR ENDED
                                      (UNAUDITED)                FEBRUARY 28, 1997
                                -----------------------      -------------------------
                                SHARES         AMOUNT        SHARES           AMOUNT
                                -------      ----------      -------        ----------
A Shares (000's)
  Issued.....................     4,075      $   79,695       22,844        $  554,053
  Reinvested.................       447           8,863        2,367            46,829
  Redeemed...................    (4,854)        (95,427)     (22,585)         (550,667)
                                -------      ----------      -------        ----------
Net increase (decrease)......      (332)     $   (6,869)       2,626        $   50,215
                                =======      ==========      =======        ==========
K Shares
  Issued.....................    43,896      $  850,667       16,509        $  352,493
  Reinvested.................     2,035          40,113        1,198            22,851
  Redeemed...................   (10,487)       (207,371)        (298)           (6,029)
                                -------      ----------      -------        ----------
Net increase.................    35,444      $  683,409       17,409(a)     $  369,315(a)
                                =======      ==========      =======        ==========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

                                                    BLUE CHIP FUND
                                ------------------------------------------------------
                                   SIX MONTHS ENDED
                                    AUGUST 31, 1997                 YEAR ENDED
                                      (UNAUDITED)                FEBRUARY 28, 1997
                                -----------------------      -------------------------
                                SHARES         AMOUNT        SHARES           AMOUNT
                                -------      ----------      -------        ----------
A Shares (000's)
  Issued.....................     2,546      $   67,284        3,838        $   86,308
  Reinvested.................       410          10,906          152             3,409
  Redeemed...................    (1,010)        (26,554)      (1,193)          (27,364)
                                -------      ----------      -------        ----------
Net increase.................     1,946      $   51,636        2,797        $   62,353
                                =======      ==========      =======        ==========
K Shares
  Issued.....................    70,314      $1,881,745       57,851        $1,458,223
  Reinvested.................     5,713         152,121          405             9,313
  Redeemed...................   (19,927)       (541,316)        (561)          (13,822)
                                -------      ----------      -------        ----------
Net increase.................    56,100      $1,492,550       57,695(a)     $1,453,714(a)
                                =======      ==========      =======        ==========
SRF Shares(000's) (b)
  Issued.....................    13,486      $  246,713           --        $       --
  Reinvested.................        --              --           --                --
  Redeemed...................      (260)         (6,441)          --                --
                                -------      ----------      -------        ----------
Net increase.................    13,226      $  240,272           --        $       --
                                =======      ==========      =======        ==========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from June 23, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                    SIX MONTHS
                                       ENDED                                  YEAR ENDED
                                    AUGUST 31,       ------------------------------------------------------------
                                       1997          FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                    (UNAUDITED)        1997(A)           1996            1995            1994
                                    -----------      ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR................   $   19.60         $  23.49        $  20.61        $  25.70        $  24.68
                                      --------         --------        --------        --------        --------
Income from Investment Operations:
 Net investment income (loss).....      (0.13)            (0.25)          (0.27)          (0.22)          (0.37)
 Net realized and unrealized gains
   (losses) on investment
   transactions...................        2.87             2.26            8.35           (0.95)           3.02
                                      --------         --------        --------        --------        --------
Total income (loss) from
 investment operations............        2.74             2.01            8.08           (1.17)           2.65
                                      --------         --------        --------        --------        --------
Less dividends and distributions:
 Dividends to shareholders from
   net realized gains on
   investment transactions........      (0.95)            (5.90)          (5.20)          (3.92)          (1.63)
                                      --------         --------        --------        --------        --------
Net change in net asset value per
 share............................        1.79            (3.89)           2.88           (5.09)           1.02
                                      --------         --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...........................   $   21.39         $  19.60        $  23.49        $  20.61        $  25.70
                                      ========         ========        ========        ========        ========
Total return (excludes sales
 charge)..........................       14.45%(e)         9.13%          40.88%          (3.59)%         10.54%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).....................   $     213         $    202        $    180        $    132        $    158
 Ratio of expenses to average net
   assets.........................        1.50%(d)         1.42%           1.51%           1.46%           1.52%
 Ratio of net investment income
   (loss) to average net assets...       (1.27)%(d)       (1.26)%          1.35%           1.04%           1.20%
 Ratio of expenses to average net
   assets*........................            (b)          1.44%**         1.64%**             (b)             (b)
 Ratio of net investment income to
   average net assets*............            (b)              (b)             (b)             (b)             (b)
 Portfolio turnover rate..........          36%              99%             93%             92%             43%
 Average commission rate paid
   (c)............................   $  0.0312         $ 0.0312        $     --        $     --        $     --

---------------

 *   During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**   During the years ended February 28, 1997 and February 29, 1996, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not occurred, the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  As of July 22, 1996, the Portfolio designated the existing series of shares as "A" Shares.
(b)  There were no waivers or reimbursements during the period.
(c)  Represents the dollar amounts of commissions paid on Portfolio transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for prior periods.
(d)  Annualized.
(e)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON AGGRESSIVE GROWTH FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                     SIX MONTHS
                                                        ENDED
                                                     AUGUST 31,        PERIOD ENDED
                                                        1997           FEBRUARY 28,
                                                     (UNAUDITED)         1997(A)
                                                     -----------       ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.......    $ 19.53           $  24.20
                                                      --------           --------
Income from Investment Operations:
  Net investment (loss)............................      (0.25)             (0.06)
  Net realized gains on investment transactions....       2.93               1.29
                                                      --------           --------
Total income from investment operations............       2.68               1.23
                                                      --------           --------
Less Dividends and Distributions:
  Dividends to shareholders from net realized gains
    on investment transactions.....................      (0.95)             (5.90)
                                                      --------           --------
Net change in net asset value per share............       1.73              (4.67)
                                                      --------           --------
NET ASSET VALUE PER SHARE, END OF PERIOD...........    $ 21.26           $  19.53
                                                      ========           ========
Total return.......................................      14.13% (c)          5.65% (c)

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (000)................    $ 1,124           $    340
  Ratio of expenses to average net assets..........       1.99% (d)          1.95% (d)
  Ratio of net investment (loss) to average net
    assets.........................................      (1.74)%(d)         (1.78)%(d)
  Ratio of expenses to average net assets*.........       2.24% (d)          2.22% (d)**
  Ratio of net investment (loss) to average net
    assets*........................................      (1.99)%(d)         (2.03)%(d)
  Portfolio turnover rate..........................         36%                99%
  Average commission rate paid (b).................    $0.0312           $ 0.0312

---------------

 *   During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
**   During the year ended February 28, 1997, the Portfolio received credits from its custodian for interest earned on uninvested balances which were used to offset custodian fees and expenses. If such credits had not the expense ratios would have been as indicated. The ratio of net investment income was not affected.
(a)  Period from July 22, 1996 (inception date) to February 28, 1997.
(b)  Represents the dollar amounts of commissions paid on Portfolio transactions divided by the total number of shares purchased or sold for which commissions were charged and is calculated on the basis of the Portfolio as a whole without distinguishing between the classes of shares issued. Disclosure is not required for prior periods.
(c)  Not annualized.
(d)  Annualized.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)      1997(A)           1996            1995          1994(B)
                                        -----------    ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR..............................    $ 25.22         $20.53          $15.81          $14.97          $15.00
                                         --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income................       0.08           0.23            0.26            0.31            0.02
 Net realized and unrealized gains
   (losses) on investment
   transactions.......................       3.52           5.21            4.96            0.80           (0.05)
                                         --------       --------        --------        --------        --------
Total income (loss) from investment
 operations...........................       3.60           5.44            5.22            1.11           (0.03)
                                         --------       --------        --------        --------        --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income..................      (0.08)         (0.22)          (0.28)          (0.27)             --
 Dividends to shareholders from net
   realized gains on investment
   transactions.......................      (1.74)         (0.53)          (0.22)             --              --
                                         --------       --------        --------        --------        --------
Total Dividends and Distributions.....      (1.82)         (0.75)          (0.50)          (0.27)             --
                                         --------       --------        --------        --------        --------
Net change in net asset value per
 share................................       1.78           4.69            4.72            0.84           (0.03)
                                         --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...............................    $ 27.00         $25.22          $20.53          $15.81          $14.97
                                         ========       ========        ========        ========        ========
Total return (excludes sales
 charge)..............................      14.42%++       27.01%          33.39%           7.60%          (0.20)%++

RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).........................    $   216         $  153          $   67          $    6          $    1
 Ratio of expenses to average net
   assets.............................       1.24%+         1.28%           0.83%           0.00%           0.00%+
 Ratio of net investment income (loss)
   to average net assets..............       0.67%+         0.99%           1.63%           2.46%           2.92%+
 Ratio of expenses to average net
   assets*............................       1.33%+         1.71%           2.28%           6.32%          55.00%+
 Ratio of net investment income to
   average net assets*................       0.58%+         0.56%           0.18%          (3.86)%        (52.08)%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Period from January 13, 1994 (inception date) to February 28, 1994.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED
                                                              AUGUST 31,     PERIOD ENDED
                                                                 1997        FEBRUARY 28,
                                                              (UNAUDITED)      1997(A)
                                                              -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...............     $ 25.20         $20.38
                                                               --------       --------
Income from Investment Operations:
  Net investment income....................................        0.04           0.07
  Net realized gains/(losses) on investment transactions...        3.47           5.35
                                                               --------       --------
Total income from investment operations....................        3.51           5.42
                                                               --------       --------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income.....       (0.03)         (0.07)
  Distributions to shareholders from net realized gains on
    investment transactions................................       (1.74)         (0.53)
                                                               --------       --------
Total Dividends and Distributions..........................       (1.77)         (0.60)
                                                               --------       --------
Net change in net asset value per share....................        1.74           4.82
                                                               --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...................     $ 26.94         $25.20
                                                               ========       ========
Total return...............................................       14.10%++       26.96%++

RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...................     $     3         $    1
  Ratio of expenses to average net assets..................        1.73%+         1.92%+
  Ratio of net investment income to average net assets.....        0.17%+         0.45%+
  Ratio of expenses to average net assets*.................        1.81%+         2.12%+
  Ratio of net investment income to average net assets*....        0.09%+         0.25%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------
Financial Highlights
--------------------------------------------------------------------------------

                    FOR THE PERIOD
              --------------------------                                                      FOR THE PERIOD
               JUNE 23,       MARCH 1,                                                  --------------------------
                 1997           1997                                                    DECEMBER 6,    JANUARY 1,
                THROUGH        THROUGH                     YEAR ENDED                       1993          1993
              AUGUST 31,      JUNE 22,     ------------------------------------------     THROUGH        THROUGH      YEAR ENDED
                 1997           1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   DECEMBER 5,   DECEMBER 31,
              (UNAUDITED)    (UNAUDITED)       1997           1996           1995           1994         1993(A)       1992(A)
              -----------    -----------   ------------   ------------   ------------   ------------   -----------   ------------
SRF SHARES
NET ASSET
 VALUE PER
 SHARE,
 BEGINNING
 OF YEAR....    $ 24.02        $ 24.64        $21.09         $17.35         $17.75         $17.34        $ 15.65        $15.17
               --------       --------      --------       --------       --------       --------        -------        ------
Income from
 Investment
 Operations:
 Net
  investment
  income....       0.04           4.01          0.31           0.31           0.28           0.05           0.29          0.30
 Net
  realized
  and
  unrealized
  gains
  (losses)
  on
  investment
  transactions...      0.08      (0.57)         4.83           5.35           0.88           0.37           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
Total income
 from
 investment
 operations...      0.12          3.44          5.14           5.66           1.16           0.42           1.98          0.78
               --------       --------      --------       --------       --------       --------        -------        ------
Less
 Dividends
 and
 Distributions:
 Dividends
  to
shareholders
  from net
  investment
  income....         --          (4.06)        (0.31)         (0.31)         (0.26)         (0.01)         (0.29)        (0.30)
 Distributions
  to
  shareholders
  from net
  realized
  gains.....         --             --         (1.28)         (1.61)         (1.30)            --             --            --
               --------       --------      --------       --------       --------       --------        -------        ------
Total
 Dividends
 and
 Distributions..        --       (4.06)        (1.59)         (1.92)         (1.56)         (0.01)         (0.29)        (0.30)
               --------       --------      --------       --------       --------       --------        -------        ------
Net change
 in net
 asset value
 per
 share......       0.12          (0.62)         3.55           3.74          (0.40)          0.41           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
NET ASSET
 VALUE PER
 SHARE, END
 OF
 PERIOD.....    $ 24.14        $ 24.02        $24.64         $21.09         $17.35         $17.75        $ 17.34        $15.65
               ========       ========      ========       ========       ========       ========        =======        ======
Total
 Return.....      14.58%++       11.64%        27.42%         33.37%          6.95%          2.42%+        12.74%++       5.16%
RATIO/SUPPLEMENTAL
 DATA:
 Net assets,
  end of
  period
  (millions)...   $   319      $   272        $  274         $  206         $  151         $  133        $ 123 _        $   96
 Ratio of
  expenses
  to average
  net
  assets....       0.96%+         0.89%         0.92%          0.95%          0.82%          0.95%+         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets....       0.87%+         1.07%         1.37%          1.53%          1.64%          1.28%+         1.91%+        2.08%
 Ratio of
  expenses
  to average
  net
  assets*...       1.20%+         1.57%         1.55%          1.54%          1.62%          1.88%*         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets*...       0.63%+         0.39%         0.74%          0.94%          0.84%          0.35%*         1.91%+        2.08%
 Portfolio
  turnover
  rate......         35%           N/A           N/A            N/A            N/A            N/A              4%           27%

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.
+    Annualized.
++   Not annualized.

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
COMMON STOCK -- 96.7%
AEROSPACE/DEFENSE -- 2.7%
 General Dynamics Corp. .............................................       28,900     $  2,301,163
 Lockheed Martin Corp. ..............................................       52,700        5,464,331
 United Technologies Corp. ..........................................      106,900        8,344,881
                                                                                       ------------
                                                                                         16,110,375
                                                                                       ------------
AIRLINES -- 0.3%
 U.S. Air Group, Inc.** .............................................       45,800        1,562,925
                                                                                       ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
 Ford Motor Co. .....................................................      144,300        6,204,900
 General Motors Corp. ...............................................       72,700        4,561,925
                                                                                       ------------
                                                                                         10,766,825
                                                                                       ------------
AUTOMOBILE PARTS -- 0.6%
 Dana Corp. .........................................................       76,100        3,505,356
                                                                                       ------------
BEVERAGES -- 2.9%
 Coca-Cola Co. ......................................................      204,400       11,714,675
 PepsiCo, Inc. ......................................................      166,100        5,979,600
                                                                                       ------------
                                                                                         17,694,275
                                                                                       ------------
BUILDING RELATED -- 0.4%
 Centex Corp. .......................................................       47,600        2,588,250
                                                                                       ------------
CHEMICALS -- 3.0%
 Air Products & Chemicals, Inc. .....................................       61,600        5,024,250
 DuPont, (E.I.) de Nemours & Co. ....................................      202,600       12,624,512
                                                                                       ------------
                                                                                         17,648,762
                                                                                       ------------
CLOTHING & APPAREL -- 0.5%
 VF Corp. ...........................................................       34,100        3,013,587
                                                                                       ------------
COMPUTER HARDWARE -- 5.3%
 Compaq Computer Corp.** ............................................      169,750       11,118,625
 Dell Computer Corp.** ..............................................      110,400        9,059,700
 International Business Machines Corp. ..............................       64,000        6,456,000
 Sun Microsystems, Inc.** ...........................................      105,200        5,049,600
                                                                                       ------------
                                                                                         31,683,925
                                                                                       ------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
 Microsoft Corp.** ..................................................      136,600       18,056,813
 Oracle Corp.** .....................................................      121,650        4,637,906
                                                                                       ------------
                                                                                         22,694,719
                                                                                       ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
 Avon Products, Inc. ................................................       92,000        5,893,750
 Philip Morris Cos., Inc. ...........................................      241,800       10,548,525
 Texas Instruments, Inc. ............................................       51,200        5,817,600
                                                                                       ------------
                                                                                         22,259,875
                                                                                       ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
 General Electric Co. ...............................................      260,200       16,262,500
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
ENTERTAINMENT & LEISURE -- 1.9%
 Hasbro, Inc. .......................................................      103,450     $  2,780,219
 King World Productions, Inc. .......................................       55,600        2,210,100
 Walt Disney Co. ....................................................       81,478        6,258,529
                                                                                       ------------
                                                                                         11,248,848
                                                                                       ------------
FINANCIAL -- BANK & TRUST -- 9.3%
 Barnett Banks, Inc. ................................................      113,100        7,704,937
 Bankers Trust New York Corp. .......................................       49,300        5,114,875
 Chase Manhattan Corp. ..............................................       36,000        4,002,750
 Citicorp ...........................................................       38,200        4,875,275
 Comerica, Inc. .....................................................       51,500        3,646,844
 First Union Corp. ..................................................      178,600        8,583,962
 Fleet Financial Group, Inc. ........................................       98,900        6,372,869
 Mellon Bank Corp. ..................................................      141,200        6,795,250
 NationsBank Corp. ..................................................       64,900        3,853,437
 State Street Corp. .................................................       88,600        4,418,925
                                                                                       ------------
                                                                                         55,369,124
                                                                                       ------------
FINANCIAL SERVICES -- 1.4%
 Morgan Stanley Dean Witter Discover & Co. ..........................      173,200        8,335,250
                                                                                       ------------
FOOD -- 3.4%
 American Stores Co. ................................................      219,300        5,194,669
 Conagra, Inc. ......................................................       85,600        5,505,150
 Hershey Foods Corp. ................................................       62,300        3,325,262
 Kellogg Co. ........................................................       37,200        1,664,700
 Sara Lee Corp. .....................................................      112,400        4,524,100
                                                                                       ------------
                                                                                         20,213,881
                                                                                       ------------
HEALTHCARE SERVICES -- 1.0%
 Tenet Healthcare Corp.** ...........................................      218,200        5,945,950
                                                                                       ------------
HOUSEHOLD PRODUCTS -- 2.6%
 Clorox Co. .........................................................       37,000        4,856,250
 Procter & Gamble Co. ...............................................       80,700       10,738,144
                                                                                       ------------
                                                                                         15,594,394
                                                                                       ------------
HOTELS & MOTELS -- 0.6%
 Marriott Corp.** ...................................................       54,700        3,640,969
                                                                                       ------------
INSURANCE -- 4.8%
 Allstate Corp. .....................................................       70,197        5,128,768
 CIGNA Corp. ........................................................       38,600        7,078,275
 Conseco, Inc. ......................................................      138,900        5,972,700
 General Re Corp. ...................................................       19,200        3,722,400
 Travelers Group, Inc. ..............................................      104,100        6,610,350
                                                                                       ------------
                                                                                         28,512,493
                                                                                       ------------
MACHINERY & EQUIPMENT -- 1.7%
 Caterpillar, Inc. ..................................................       67,000        3,890,188
 Ingersoll Rand Co. .................................................       48,200        2,898,025
 Parker Hannifin Corp. ..............................................       48,200        3,099,863
                                                                                       ------------
                                                                                          9,888,076
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
 Abbot Laboratories .................................................       66,800        4,003,825
 Johnson & Johnson Co. ..............................................      165,800        9,398,787
 U.S. Surgical Corp. ................................................       77,800        2,562,538
                                                                                       ------------
                                                                                         15,965,150
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
METALS & MINING -- 1.3%
 Phelps Dodge Corp. .................................................       54,800     $  4,407,975
 USX -- U.S. Steel Group, Inc. ......................................       93,800        3,294,725
                                                                                       ------------
                                                                                          7,702,700
                                                                                       ------------
MULTI-INDUSTRY -- 2.3%
 Dover Corp. ........................................................       59,600        4,116,125
 Tyco International Ltd. ............................................      117,500        9,216,406
                                                                                       ------------
                                                                                         13,332,531
                                                                                       ------------
OIL (DOMESTIC) -- 1.8%
 Phillips Petroleum Co. .............................................      110,600        5,260,413
 USX -- Marathon Group ..............................................      170,400        5,548,650
                                                                                       ------------
                                                                                         10,809,063
                                                                                       ------------
OIL (INTERNATIONAL) -- 5.8%
 Chevron Corp. ......................................................      109,100        8,448,431
 Exxon Corp. ........................................................      201,100       12,304,806
 Mobil Corp. ........................................................      102,900        7,485,975
 Royal Dutch Petroleum Co. ..........................................      116,400        5,907,300
                                                                                       ------------
                                                                                         34,146,512
                                                                                       ------------
OIL & GAS -- 1.2%
 Schlumberger, Ltd. .................................................       96,000        7,314,000
                                                                                       ------------
PAPER & FOREST PRODUCTS -- 1.1%
 James River Corp. of Virginia** ....................................      110,500        4,641,000
 Weyerhaeuser Co. ...................................................       36,400        2,102,100
                                                                                       ------------
                                                                                          6,743,100
                                                                                       ------------
PHARMACEUTICALS -- 6.6%
 Bristol-Meyers .....................................................      113,800        8,648,800
 Lilly, (Eli) & Co. .................................................       57,100        5,974,088
 Merck & Co., Inc. ..................................................      142,400       13,074,100
 Schering-Plough Corp. ..............................................      161,700        7,761,600
 Warner-Lambert Co. .................................................       31,300        3,977,056
                                                                                       ------------
                                                                                         39,435,644
                                                                                       ------------
PRINTING & PUBLISHING -- 0.9%
 McGraw-Hill Cos., Inc. .............................................       43,400        2,660,963
 New York Times Co. .................................................       52,700        2,490,075
                                                                                       ------------
                                                                                          5,151,038
                                                                                       ------------
SEMI-CONDUCTORS -- 2.6%
 Applied Materials, Inc.** ..........................................       43,600        4,114,750
 Motorola, Inc. .....................................................      150,300       11,028,262
                                                                                       ------------
                                                                                         15,143,012
                                                                                       ------------
RAILROADS -- 1.0%
 Burlington Northern Santa Fe .......................................       61,700        5,657,119
                                                                                       ------------
RETAIL & MERCHANDISING -- 4.0%
 CUC International, Inc. ............................................      194,100        4,561,350
 Dayton Hudson Corp. ................................................       47,400        2,701,800
 Home Depot, Inc. ...................................................      208,900        9,857,469
 TJX Companies, Inc. ................................................      233,000        6,407,500
                                                                                       ------------
                                                                                         23,528,119
                                                                                       ------------
TELECOMMUNICATIONS -- 2.5%
 3Com Corp.** .......................................................       91,400        4,564,288
 Lucent Technologies, Inc. ..........................................       66,000        5,139,750
 Tellabs, Inc.** ....................................................       86,000        5,133,125
                                                                                       ------------
                                                                                         14,837,163
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
UTILITIES -- GAS -- 0.7%
 Pacific Enterprises ................................................      116,900     $  3,850,394
                                                                                       ------------
UTILITIES -- ELECTRIC -- 2.3%
 FPL Group, Inc. ....................................................      147,300        6,849,450
 GPU, Inc. ..........................................................      200,300        6,735,087
                                                                                       ------------
                                                                                         13,584,537
                                                                                       ------------
UTILITIES -- TELEPHONE -- 5.5%
 Ameritech Corp. ....................................................      110,400        6,920,700
 Bell Atlanta Corp. .................................................      105,522        7,637,126
 BellSouth Corp. ....................................................      176,300        7,757,200
 U.S. WEST Communications Group .....................................      106,000        3,796,125
 WorldCom, Inc.** ...................................................      210,300        6,295,856
                                                                                       ------------
                                                                                         32,407,007
                                                                                       ------------
TOTAL COMMON STOCK (COST $465,960,052) ..............................                   574,147,448
                                                                                       ------------

                                                              MATURITY     PRINCIPAL
                                                   RATE         DATE         AMOUNT
                                                   ----       --------     ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
U.S. Treasury Bill (Cost $995,248).............   5.31%      10/02/97     $1,000,000        995,248
                                                                                       ------------

                                                                          SHARES
                                                                         ---------
SHORT TERM INVESTMENTS -- 3.0%
Temporary Investment Fund (Cost $17,766,052) ........................    17,766,052      17,766,052
                                                                                       ------------
TOTAL INVESTMENTS -- 99.8% (COST $484,721,532)(A).................................      592,908,748
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.....................................          920,282
                                                                                       ------------
NET ASSETS -- 100.0%..............................................................     $593,829,030
                                                                                       ============

---------------

Percentages indicated are based on net assets of $593,829,030.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation................................   $111,454,572
              Unrealized depreciation................................     (3,267,356)
                                                                        ------------
              Net unrealized appreciation............................   $108,187,216
                                                                        ============

 * Effective Yield.

 ** Non-income producing security.

Schedule of Open Financial Futures Contracts Purchased

                                                                              NET UNREALIZED
EXPIRATION     NUMBER OF                                       CONTRACT        APPRECIATION
   DATE        CONTRACTS            CONTRACTS                    VALUE         OF CONTRACTS
----------     ---------     ------------------------         -----------     --------------
 9/19/97          30         S&P 500 -- September 1997        $13,546,500        $ 49,500
                                                                                 ========

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $484,721,532)..............  $592,908,748
  Dividend Receivable.................................................     1,014,093
  Interest Receivable.................................................        72,165
  Contribution receivable.............................................     1,439,225
  Variation margin receivable on futures contract.....................        49,500
  Deferred organization costs.........................................        17,313
  Prepaid expenses....................................................        48,594
                                                                        ------------
Total Assets..........................................................   595,549,638
                                                                        ------------
LIABILITIES
  Withdrawal payable..................................................     1,142,882
  Advisory fees payable...............................................       256,754
  Administration fees payable.........................................        25,676
  Audit fees payable..................................................        26,732
  Fund accounting fees and expense payable............................        46,817
  Custodian fees payable..............................................         3,795
  Legal fees payable..................................................        15,914
  Other accrued expenses..............................................       202,038
                                                                        ------------
Total Liabilities.....................................................     1,720,608
                                                                        ------------
NET ASSETS............................................................  $593,829,030
                                                                        ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income......................................................   $ 4,613,845
  Interest income......................................................       429,249
                                                                          -----------
    Total income.......................................................     5,043,094
                                                                          -----------
EXPENSES
  Advisory fees........................................................     1,754,959
  Administration fees..................................................       136,084
  Fund accounting fees and expenses....................................       140,530
  Audit fees...........................................................        12,735
  Custodian fees and expenses..........................................        35,526
  Legal fees...........................................................        22,373
  Trustees' fees.......................................................        12,703
  Amortization of organization costs...................................         6,992
  Other expenses.......................................................         8,063
                                                                          -----------
    Total Expenses.....................................................     2,129,965
  Less: Fee waivers and expense reimbursements.........................      (279,642)
                                                                          -----------
  Total Net Expenses...................................................     1,850,323
                                                                          -----------
Net Investment Income..................................................     3,192,771
                                                                          -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................    34,879,065
  Net change in unrealized appreciation on investments and futures.....    35,352,626
                                                                          -----------
Net realized/unrealized gains on investments and futures...............    70,231,691
                                                                          -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $73,424,462
                                                                          ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED
                                                           AUGUST 31,     YEAR ENDED
                                                              1997       FEBRUARY 28,
                                                          (UNAUDITED)        1997
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................................. $  3,192,771   $  5,845,867
  Net realized gains on investment transactions..........   34,879,065     62,491,398
  Net change in unrealized appreciation on investments...   35,352,626     26,358,970
                                                          ------------   ------------
  Change in net assets resulting from operations.........   73,424,462     94,696,235
                                                          ------------   ------------
Trust Share Transactions:
  Contributions..........................................  100,389,612    176,422,520
  Withdrawals............................................  (56,551,614)   (70,074,459)
                                                          ------------   ------------
Change in net assets from trust share transactions.......   43,837,998    106,348,061
                                                          ------------   ------------
Change in net assets.....................................  117,262,460    201,044,296
NET ASSETS
  Beginning of Period....................................  476,566,570    275,522,274
                                                          ------------   ------------
  End of Period.......................................... $593,829,030   $476,566,570
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Trust consisted of two portfolios. The accompanying financial statements and notes are those of the Blue Chip Portfolio (the "Portfolio") only.

    The investment objective of the Portfolio is long term capital appreciation through investments in blue chip stocks.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, served as the Portfolio's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership serves as the Portfolio's administrator. Effective September 15, 1997, PFPC Inc., wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. The summary of open financial futures contracts at August 31, 1997 is included in the Portfolio's Schedule of Investments which is included elsewhere in this report.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio will be managed in such a way that an investor will be able to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolio has an Investment Advisory Agreement with Bank of

America and an Administration Agreement with BISYS.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.75% from March 1, 1997 through June 22, 1997, and 0.50% from June 23, 1997 through August 31, 1997 of the average daily net assets of the Portfolio. For the six months ended August 31, 1997, Bank of America waived $262,519 in fees as Adviser of the Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, BISYS is entitled to a fee which is accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended August 31, 1997, BISYS waived $17,123 in fees as Administrator of the Portfolio.

    For services provided to all three of the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500.

    For the six months ended August 31, 1997, the Portfolio incurred legal expenses of $22,373, which were earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1997, the Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                 PURCHASES        SALES
                ------------   ------------
Total Common
 Stocks         $230,612,694   $181,509,424

MASTER INVESTMENT TRUST SERIES I -- BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------
Supplementary Data
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)        1997            1996            1995           1994*
                                        -----------    ------------    ------------    ------------    ------------
Ratio of expenses to average net
 assets...............................       0.75%**         0.62%          0.31%           0.17%           0.27%**
Ratio of net investment income to
 average net assets...................       1.30%**         1.62%          2.16%           2.30%           1.97%**
Ratio of expenses to average net
 assets(a)............................       0.87%**         0.90%          0.90%           0.97%           1.07%**
Ratio of net investment income to
 average net assets(a)................       1.19%**         1.34%          1.57%           1.50%           1.17%**
Portfolio Turnover....................         35%             91%           108%             44%             86%
Average Commission rate paid(b).......    $0.0506        $ 0.0530             --              --              --

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(b) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

* For the period December 6, 1993 (commencement of operations) through February 28, 1994.

**  Annualized.

For more information, complete the following form and mail it to:

                          Pacific Horizon Funds, Inc.
                                  PO Box 8968
                           Wilmington, DE 19899-8968

 ................................................................................
First Name                                  Last Name

 ................................................................................
Street Address

 ................................................................................
City                             State                   Zip Code

Area Code and Telephone Number

PLEASE CHECK ONE OF THE TWO BOXES BELOW SO WE CAN BETTER MEET YOUR NEED FOR SERVICE.
[ ] A broker assisted me with the purchase of my Pacific Horizon Fund.

 ................................................................................
    Name of Broker

 ................................................................................
    Name of Brokerage Firm

[ ] I purchased my Pacific Horizon Fund without the assistance of a broker.

    Please send me a free investing kit on the Pacific Horizon Fund(s) checked below. The kit includes a prospectus, which has more complete information on the Fund(s) such as charges and expenses. Read the prospectus carefully before investing or sending money.

     PACIFIC HORIZON FUNDS

       [ ] International Equity Fund          [ ] Intermediate Bond Fund
       [ ] Aggressive Growth Fund             [ ] U.S. Government Securities Fund
       [ ] Blue Chip Fund                     [ ] Short-Term Government Fund
       [ ] Capital Income Fund                [ ] National Municipal Bond Fund
       [ ] Asset Allocation Fund              [ ] California Tax-Exempt Bond Fund
       [ ] Corporate Bond Fund
                                           Money Market Funds
       [ ] Prime Fund                         [ ] Treasury Only Fund
       [ ] Treasury Fund                      [ ] Tax-Exempt Money Fund
       [ ] Government Fund                    [ ] California Tax-Exempt Money Market Fund

Additional Comments:

 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................
 ................................................................................

           NOT FDIC INSURED  -  NO BANK GUARANTEE  -  MAY LOSE VALUE

                                                       ----------------
                                                           Bulk Rate
                                                         U.S. Postage
                                                             PAID
                                                         Secaucus, NJ
                                                        Permit No. 237
                                                       ----------------

                         [PACIFIC HORIZON FUNDS LOGO]

                      Provident Distributor, Inc., Distributor

     GRW-0069 10/97

                          PACIFIC HORIZON FUNDS, INC.




                               SRF SHARES OF THE

                             Asset Allocation Fund

                                 Blue Chip Fund

                             Intermediate Bond Fund



                          PACIFIC HORIZON FUNDS, INC.

                                   Prime Fund




                               SEMI-ANNUAL REPORT
                                August 31, 1997




                                NOT FDIC INSURED

                   Provident Distributors, Inc., Distributor



                         PACIFIC  HORIZON  FUNDS,  INC.

                          PACIFIC HORIZON FUNDS, INC.
                              103 Bellevue Parkway
                              Wilmington, DE 19809
                                 1-800-332-3863

                               INVESTMENT ADVISER
                         Bank of America National Trust
                            and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                                 ADMINISTRATOR
                            Bank of America National
                         Trust and Savings Association
                             555 California Street
                            San Francisco, CA 94104

                            INDEPENDENT ACCOUNTANTS
                              Price Waterhouse LLP
                          1177 Avenue of the Americas
                               New York, NY 10036

                                  FUND COUNSEL
                           Drinker Biddle & Reath LLP
                              1345 Chestnut Street
                             Philadelphia, PA 19107

                                  DISTRIBUTOR
                          Provident Distributors, Inc.
                          Four Falls Corporate Center
                                   6th Floor
                            Conshohocken, PA 191428

FUND SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF, OR OTHERWISE ENDORSED BY THE U.S. GOVERNMENT, THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

The Pacific Horizon Funds, Inc. are sponsored and distributed by Provident Distributors, Inc. which is unaffiliated with the Bank of America. Bank of America serves as investment adviser to the Funds and receives fees for such services. From time to time, Bank of America may provide other services to the Funds for additional fees, as disclosed in the Funds' prospectuses.

This material must be preceded or accompanied by a current prospectus.

=========================================================================
 INVESTMENTS IN PACIFIC HORIZON FUNDS, INC. ARE NOT BANK
 DEPOSITS AND ARE NOT OBLIGATIONS OF, OR GUARANTEED BY,         NOT
 BANK OF AMERICA OR ANY AFFILIATES. AN INVESTMENT IN            FDIC
 MUTUAL FUNDS INVOLVES INVESTMENT RISKS, INCLUDING THE        INSURED
 POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.
-------------------------------------------------------------------------

   -----------------------------------------------------------------------------
      --------------------------------------------------------------------------

                                               CONTENTS

                              .  ECONOMIC REVIEW                       2-3
                              .  PACIFIC HORIZON ASSET ALLOCATION
                              .    FUND
                              .    Portfolio of Investments           4-10
                              .    Statement of Assets and
                              .      Liabilities                        11
                              .    Statement of Operations              12
                              .    Statements of Changes
                              .      in Net Assets                      13
                              .  PACIFIC HORIZON BLUE CHIP FUND AND
                              .    PACIFIC HORIZON INTERMEDIATE BOND
                              .    FUND
                              .    Statements of Assets and
                              .      Liabilities                     14-15
                              .    Statements of Operations          16-17
                              .    Statements of Changes
                              .      in Net Assets                   18-19
                              .    Notes to Financial Statements     20-28
                              .    Financial Highlights              29-41
                              .  MASTER INVESTMENT TRUST -- SERIES I
                              .    Portfolios of Investments         42-47
                              .    Statements of Assets
                              .      and Liabilities                 48-49
                              .    Statements of Operations          50-51
                              .    Statements of Changes
                              .      in Net Assets                   52-53
                              .    Notes to Financial Statements     54-56
                              .    Supplementary Data                57-58
                              .  PACIFIC HORIZON PRIME FUND
                              .    Portfolio of Investments          59-67
                              .    Statement of Assets
                              .      and Liabilities                    68
                              .    Statement of Operations              69
                              .    Statements of Changes
                              .      in Net Assets                      70
                              .    Notes to Financial Statements     71-77
                              .    Financial Highlights              78-83

ECONOMIC REVIEW
FROM THE INVESTMENT ADVISOR

The Standard & Poor's Stock Index posted a total return of 23% during the eight month period ending August 31, 1997, continuing to reward long-term investors.* Large company stocks continued to be the best performers over the period, but small company stocks began a summer rally that outpaced the larger companies, with the Russell 2000 Index outgaining the Standard & Poor's 500 Index by more than 10% for the four months ending August 31, 1997*. The announcement of earnings shortfalls at some highly visible large companies, a strong U.S. dollar and concerns about international growth and the Asia pacific economies fueled this interest in the small cap market.

Concerns about the rate of growth in the U.S. economy continued to influence interest rates, with interest rates rising during the first quarter as the Federal Reserve tightened in response to reports of strong demand. As the economy began to show signs of slower growth, interest rates declined on the perception that the Fed would remain on hold. However, when it became clear that second quarter growth reports were considerably stronger than initially reported, interest rates rose sharply, giving back some of the earlier decline.

LOOKING FORWARD

There is a difference of opinion among Wall Street economists on the outlook for 1998, and there appear to be two camps of economists. One camp, which we have named the "strong growth" camp, sees the economy poised to get even stronger, with the risk of even tighter labor and product markets and possible higher interest rates ahead. This camp is forecasting real Gross Domestic Product (GDP) growth of 3.0 percent in 1998, with continued strength in the industrial economy and in business investment, particularly on technology. The strong growth camp also sees above average gains in real disposable income continuing to fuel consumer confidence and thus spending. A second group, which we call the "trend growth" camp, forecasts a GDP growth of 2.4 percent and believes that the economy will muddle along at or around trend growth for the next several quarters, with little pickup in inflation. This group sees consumer debt loads impacting consumer spending and sees residential construction flattening or declining. This camp also sees the recent buildup of inventory as a potential drag on growth. A key factor in the market's performance for the balance of 1997 and in 1998 will be the actions, or lack of actions, taken by the Federal Reserve. The challenge for the Federal Reserve in setting interest rate policy will be to forecast any imbalances that lie ahead, decide which camp is right, and act accordingly.

Given the evidence so far, we continue to side with the trend growth camp and believe the Federal Reserve will likely remain on hold through year end, waiting for signs of rekindled inflation. Sta-

---------------

* The S&P 500 is an index that is representative of the large capitalization U.S. equity market as a whole. The Russell 2000 is an index that is representative of the small capitalization U.S. equity market as a whole. Neither index can be invested in directly.

ble interest rates and continued low inflation generally provide a favorable climate for the stock and bond markets. However, diligence must be maintained in watching for indicators, such as higher labor costs or declining corporate profits, that may play havoc with the market. Investors should continue to review their portfolios, bearing in mind the importance of diversification in controlling risk. We see the most value in equities characterized by growth at reasonable P/E multiples, and find relative value in intermediate-term bonds, rather than long duration plays. Investors seeking long-term growth after inflation and taxes should remain biased toward stocks and positive on bonds.

Sincerely,

/s/ KIRK D. HARTMAN

Kirk Hartman
Chief Investment Officer
Bank of America NT&SA
Investment Advisor to the
Pacific Horizon Funds

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COMMON STOCKS -- 57.5%
AEROSPACE/AIRLINES -- 0.9%
 AMR Corporation**.................................................          4,800     $    483,600
 Boeing Co.........................................................         29,700        1,616,794
                                                                                       ------------
                                                                                          2,100,394
                                                                                       ------------
ALUMINUM -- 0.3%
 Aluminum Company of America.......................................          7,500          616,875
                                                                                       ------------
AUTOMOBILES -- 0.8%
 Ford Motor Co. ...................................................         20,900          898,700
 General Motors Corp. .............................................         16,600        1,041,650
                                                                                       ------------
                                                                                          1,940,350
                                                                                       ------------
BANKS -- 3.8%
 Banc One Corp. ...................................................         45,400        2,434,575
 Chase Manhattan Corp. ............................................         16,900        1,879,069
 Citicorp..........................................................         14,300        1,825,037
 U.S.Bancorp.......................................................         10,192          892,437
 Wells Fargo & Co. ................................................          6,400        1,627,200
                                                                                       ------------
                                                                                          8,658,318
                                                                                       ------------
BEVERAGES -- 1.0%
 Coca-Cola Co. ....................................................         39,600        2,269,575
                                                                                       ------------
BUILDING MATERIALS -- 0.3%
 Masco Corp .......................................................         15,700          697,669
                                                                                       ------------
CHEMICALS -- 1.6%
 E.I. Du Pont De Nemours & Co. ....................................         20,200        1,258,712
 Monsanto Corp. ...................................................         34,700        1,524,631
 Praxair, Inc. ....................................................         15,800          844,312
                                                                                       ------------
                                                                                          3,627,655
                                                                                       ------------
COMPUTER SOFTWARE/HARDWARE -- 3.0%
 IBM...............................................................         13,800        1,392,075
 Microsoft Corp. ..................................................         31,400        4,150,688
 Seagate Technology, Inc.**........................................         34,700        1,325,106
                                                                                       ------------
                                                                                          6,867,869
                                                                                       ------------
CONTAINERS & PACKAGING -- 0.2%
 Bemis Co., Inc. ..................................................          9,300          408,619
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
COSMETICS/HOUSEHOLD PRODUCTS -- 2.1%
 Colgate-Palmolive Co. ............................................          7,600     $    476,900
 Gillette Co. .....................................................         16,000        1,325,000
 Newell Co. .......................................................         19,600          771,750
 Procter & Gamble Co. .............................................         16,000        2,129,000
                                                                                       ------------
                                                                                          4,702,650
                                                                                       ------------
ELECTRONIC PRODUCTS -- 2.2%
 General Electric Co. .............................................         79,200        4,950,000
                                                                                       ------------
ELECTRONIC SEMICONDUCTORS -- 2.6%
 Intel Corp. ......................................................         49,400        4,550,975
 National Semiconductor Corp.**....................................         41,900        1,435,075
                                                                                       ------------
                                                                                          5,986,050
                                                                                       ------------
FINANCIAL SERVICES -- 4.4%
 American Express..................................................         25,700        1,998,175
 First Data Corp. .................................................         57,500        2,361,094
 Household International, Inc. ....................................         23,900        2,651,406
 Morgan Stanley Group, Inc. .......................................         63,600        3,060,750
                                                                                       ------------
                                                                                         10,071,425
                                                                                       ------------
FOOD -- 2.1%
 Archer Daniels Midland Co.........................................         40,845          883,273
 Kellogg Co. ......................................................         19,600          877,100
 Pioneer Hi-Bred International, Inc. ..............................          8,900          762,619
 Ralston Purina Group..............................................          9,800          882,000
 Sara Lee Corp. ...................................................         20,300          817,075
 W.M. Wrigley Jr., Co. ............................................          7,400          536,500
                                                                                       ------------
                                                                                          4,758,567
                                                                                       ------------
GAS UTILITIES -- 0.8%
 Columbia Gas System, Inc. ........................................         27,400        1,808,400
                                                                                       ------------
HOSPITAL CARE -- 0.7%
 Abbott Laboratories...............................................          8,800          527,450
 Becton Dickinson & Co. ...........................................         11,500          551,281
 Johnson & Johnson Co. ............................................          8,600          487,512
                                                                                       ------------
                                                                                          1,566,243
                                                                                       ------------
HOTELS & MOTELS -- 0.8%
 HFS, Inc.**.......................................................         24,200        1,347,637
 ITT Corp.**.......................................................          8,200          515,062
                                                                                       ------------
                                                                                          1,862,699
                                                                                       ------------
INSURANCE-PROPERTY & CASUALTY -- 1.0%
 American International Group, Inc.................................          6,900          651,187
 Chubb Corp. ......................................................         23,800        1,591,625
                                                                                       ------------
                                                                                          2,242,812
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
LEISURE -- 0.7%
 Disney (Walt) Co..................................................         12,400     $    952,475
 Hilton Hotels Corp. ..............................................         10,700          328,356
 Mattel, Inc. .....................................................          9,300          310,969
                                                                                       ------------
                                                                                          1,591,800
                                                                                       ------------
MANUFACTURING-MACHINERY -- 1.2%
 General Signal Corp. .............................................         29,400        1,275,225
 Illinois Tool Works, Inc. ........................................         29,300        1,417,387
                                                                                       ------------
                                                                                          2,692,612
                                                                                       ------------
MEDIA -- 0.9%
 ACNielsen Corp.**.................................................              1               23
 Gannett, Inc. ....................................................          3,200          311,800
 McGraw Hill Companies.............................................          5,900          361,744
 Time Warner, Inc. ................................................         13,000          669,500
 Tribune Co. ......................................................         13,000          642,687
                                                                                       ------------
                                                                                          1,985,754
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 0.7%
 Boston Scientific Corp.**.........................................          3,700          260,850
 Guidant Corp. ....................................................          8,700          763,969
 U.S. Surgical Corp. ..............................................         18,600          612,637
                                                                                       ------------
                                                                                          1,637,456
                                                                                       ------------
MULTI-INDUSTRY -- 2.1%
 Corning Glass, Inc................................................         18,200          962,325
 Tenneco, Inc.**...................................................         30,200        1,466,587
 Tyco International Ltd. ..........................................         29,500        2,313,906
                                                                                       ------------
                                                                                          4,742,818
                                                                                       ------------
NATURAL ENERGY -- 1.0%
 Coastal Corp. ....................................................         17,100          987,525
 Consolidated Natural Gas Co. .....................................         22,000        1,299,375
                                                                                       ------------
                                                                                          2,286,900
                                                                                       ------------
OIL DOMESTIC & CRUDE -- 0.5%
 Pennzoil Co.......................................................         14,300        1,103,781
                                                                                       ------------
OIL INTERNATIONAL -- 2.9%
 Chevron Corp. ....................................................         10,500          813,094
 Exxon Corp. ......................................................         33,500        2,049,781
 Mobil Corp. ......................................................         15,800        1,149,450
 Texaco, Inc. .....................................................          7,700          887,425
 Williams Cos., Inc. ..............................................         22,600        1,052,312
 USX Marathon Corp. ...............................................         20,600          670,788
                                                                                       ------------
                                                                                          6,622,850
                                                                                       ------------
OIL SERVICE -- 0.9%
 Halliburton Co. ..................................................         21,800        1,040,950
 Schlumberger, Ltd. ...............................................         11,800          899,012
                                                                                       ------------
                                                                                          1,939,962
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
PAPER PRODUCTS -- 1.9%
 Champion International Corp. .....................................         10,900     $    645,144
 Ikon Office Solutions, Inc. ......................................         51,100        1,328,600
 International Paper Co. +.........................................         16,200          854,550
 Kimberly-Clark Corp. .............................................         15,100          716,306
 Mead Corp. .......................................................         11,200          794,500
                                                                                       ------------
                                                                                          4,339,100
                                                                                       ------------
PHARMACEUTICALS -- 5.8%
 American Home Products Corp.......................................         22,800        1,641,600
 Amgen, Inc.**.....................................................         10,800          535,275
 Bristol-Meyers Squibb Co. ........................................         31,200        2,371,200
 Lilly, (Eli) & Co. ...............................................         14,700        1,537,987
 Medtronic, Inc. ..................................................          8,800          795,300
 Merck & Co., Inc. ................................................         26,300        2,414,669
 Pfizer, Inc. .....................................................         32,600        1,805,225
 Schering-Plough Corp. ............................................         17,800          854,400
 Warner Lambert Co. ...............................................          9,100        1,156,269
                                                                                       ------------
                                                                                         13,111,925
                                                                                       ------------
PHOTOGRAPHY -- 0.2%
 Eastman Kodak Co. ................................................          5,900          385,713
                                                                                       ------------
RAILROADS -- 0.7%
 Burlington Northern Santa Fe......................................          6,200          568,463
 Caliber Systems, Inc. ............................................         14,500          605,375
 Union Pacific Corp. ..............................................          6,500          422,094
                                                                                       ------------
                                                                                          1,595,932
                                                                                       ------------
RESTAURANTS -- 0.4%
 McDonald's Corp. .................................................         18,000          851,625
                                                                                       ------------
RETAIL -- 2.2%
 CVS Corp. ........................................................         18,000        1,014,750
 Home Depot, Inc. .................................................         22,500        1,061,719
 Nordstrom, Inc. ..................................................         16,300          953,550
 Wal-Mart Stores, Inc. ............................................         54,800        1,945,400
                                                                                       ------------
                                                                                          4,975,419
                                                                                       ------------
RETAIL-MANUFACTURING -- 0.4%
 Costco Companies, Inc.............................................         23,500          847,469
                                                                                       ------------
TELECOMMUNICATIONS -- 2.7%
 3 Com Corp. **....................................................         33,000        1,647,937
 Cisco Systems, Inc.**.............................................         31,700        2,389,388
 Motorola, Inc. ...................................................         29,400        2,157,225
                                                                                       ------------
                                                                                          6,194,550
                                                                                       ------------
TELEPHONE -- 2.6%
 Bell Atlantic Corp. ..............................................         13,440          972,720
 GTE Corp. ........................................................         31,800        1,417,088
 MCI Communications Corp. .........................................         46,200        1,316,700
 WorldCom, Inc.**..................................................         74,000        2,215,375
                                                                                       ------------
                                                                                          5,921,883
                                                                                       ------------

---------------
See Notes to Financial Statements.

                                                                                          VALUE
                            DESCRIPTION                                  SHARES          (NOTE 2)
-------------------------------------------------------------------    -----------     ------------
TOBACCO -- 1.1%
 Philip Morris Cos., Inc. .........................................         57,350     $  2,501,894
                                                                                       ------------
TOTAL COMMON STOCK
 (COST $101,837,099)...............................................                     130,465,613
                                                                                       ------------

                                      RATINGS
                                    S&P/MOODY'S                MATURITY     PRINCIPAL         VALUE
           DESCRIPTION              (UNAUDITED)     RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------   ------------    -----      --------     ----------     ------------
CORPORATE OBLIGATIONS -- 13.9%

CORPORATE BONDS -- 10.4%
 AESOP Funding II Series 1997-1,
   Class A1......................     AAA/Aaa        6.22%     10/20/01     $1,000,000     $    998,907
 Citibank Credit Card Master
   Trust, ZCB....................     AAA/Aaa        0.00%     02/07/03      3,500,000        2,782,509
 Citibank Credit Card Master
   Trust I, ZCB..................      NR/Aaa        0.00%     08/15/06      2,000,000        1,247,730
 Finova Capital Corp.............     A-/Baa1        6.63%     09/15/01      3,500,000        3,482,500
 First Union Corp................      A-/A2         6.55%     10/15/05      3,600,000        3,532,500
 Ford Motor Credit Co............      A+/A1         5.75%     01/25/01      2,500,000        2,443,750
 General Motors Acceptance
   Corp..........................      A-/A3         7.13%     05/01/01      2,000,000        2,032,500
 General Motors Acceptance
   Corp..........................      A-/A3         6.88%     07/15/01      2,000,000        2,017,500
 Sears Roebuck Acceptance Corp...      A-/A2         7.00%     06/15/07      1,500,000        1,501,875
 The Money Storetrust 1996-B.....     AAA/Aaa        7.38%     05/15/17      3,500,000        3,567,276
                                                                                           ------------
                                                                                             23,607,047
                                                                                           ------------
MEDIUM TERM NOTES -- 3.5%
 Bear Stearns....................       A2/A         6.50%     07/05/00      1,500,000        1,501,875
 Chrysler Financial Corp.........      A3/A-         5.63%     02/16/01      2,500,000        2,428,125
 Fuji Bank.......................      A3/NR         7.30%     03/29/49      1,500,000        1,509,109
 PaineWebber Group...............    BBB+/Baa1       7.02%     02/10/04      2,500,000        2,484,375
                                                                                           ------------
                                                                                              7,923,484
                                                                                           ------------
TOTAL CORPORATE OBLIGATIONS
 (COST $31,295,447)..............                                                            31,530,531
                                                                                           ------------
U.S. GOVERNMENT OBLIGATIONS -- 8.6%
U.S. TREASURY BONDS -- 5.5%
 U.S. Treasury Bond..............                   10.38%*    11/15/12      6,100,000        7,816,783
 U.S. Treasury Bond..............                    8.13%*    08/15/21      4,000,000        4,672,520
                                                                                           ------------
                                                                                             12,489,303
U.S. TREASURY NOTES -- 3.1%
 U.S. Treasury Note..............                    6.25%*    02/15/07      7,100,000        7,015,580
                                                                                           ------------
 TOTAL U.S. GOVERNMENT
   OBLIGATIONS
   (COST $19,321,287)............                                                            19,504,883
                                                                                           ------------

---------------
See Notes to Financial Statements.

                                                                   MATURITY     PRINCIPAL         VALUE
           DESCRIPTION                                  RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------                       -----      --------     ----------     ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 14.8%
 Federal Home Loan Mortgage
   Corporation Pool #G10304......                        6.50%     04/01/09     $  778,164     $    771,112
 Federal Home Loan Mortgage
   Corporation Pool #E60891......                        6.50%     07/01/10      2,842,654        2,816,893
 Federal Home Loan Mortgage
   Corporation Pool #297505......                        8.00%     06/01/17         11,936           12,424
 Federal Home Loan Mortgage
   Corporation Pool #533301......                       10.50%     04/01/19         24,584           27,142
 Federal Home Loan Mortgage
   Corporation Pool #544066......                        8.00%     12/01/19          9,614            9,971
 FNCL Pool #325602...............                        6.50%     10/01/10        496,238          491,430
 FNCL Pool #313349...............                       10.00%     01/01/27      1,276,365        1,390,042
 Federal National Mortgage
   Association Pool #1997-M5
   Cl-C..........................                        6.74%     08/25/07      2,000,000        2,009,373
 Federal National Mortgage
   Association Pool #251116......                        8.00%     07/27/27      7,370,200        7,568,274
 Government National Mortgage
   Association Pool #146301......                       10.00%     02/15/16         81,890           90,206
 GNSF Pool #278853...............                        9.00%     11/15/19        304,237          328,006
 GNSF Pool #276635...............                        9.00%     12/15/19        233,202          251,421
 GNSF Pool #780330...............                        9.00%     12/15/19      1,216,634        1,305,600
 GNSF Pool #283578...............                        8.00%     01/15/20         75,287           78,440
 GNSF Pool #231236...............                        9.00%     01/15/20        234,199          252,496
 GNSF Pool #258039...............                        9.00%     01/15/20        225,154          242,744
 GNSF Pool #234214...............                        8.00%     03/15/20         99,003          103,149
 GNSF Pool #318567...............                        8.00%     01/15/22         14,342           14,861
 GNSF Pool #317257...............                        8.00%     02/15/22         13,551           14,029
 GNSF Pool #312656...............                        8.00%     02/15/22        436,628          452,183
 GNSF Pool #316108...............                        8.00%     03/15/22        444,327          460,017
 GNSF Pool #316859...............                        8.00%     03/15/22        728,299          753,790
 GNSF Pool #311456...............                        8.00%     04/15/22        495,950          513,153
 GNSF Pool #321799...............                        8.00%     04/15/22        381,408          394,639
 GNSF Pool #323085...............                        8.00%     05/15/22        860,319          890,162
 GNSF Pool #373336...............                        7.50%     05/15/22        659,662          668,938
 GNSF Pool #350519...............                        7.00%     06/15/23         17,605           17,490
 GNSF Pool #373346...............                        7.50%     06/15/22        760,065          770,754
 GNSF Pool #388995...............                        7.50%     07/15/22        826,999          838,629
 GNSF Pool #389002...............                        7.50%     08/15/22        620,592          629,319
 GNSF Pool #342065...............                        8.00%     11/15/22        301,841          311,933
 GNSF Pool #295283...............                        7.50%     11/15/22        882,581          895,268
 GNSF Pool #780227...............                        8.00%     12/15/22        180,925          186,692
 GNSF Pool #326465...............                        7.00%     11/15/23      1,013,059        1,006,411
 GNSF Pool #369671...............                        7.00%     12/15/23      2,132,316        2,118,322
 GNSF Pool #371045...............                        8.00%     02/15/24        261,217          269,869
 FGLMC Pool #D66935..............                        7.50%     01/01/26        357,923          362,061
 FGLMC Pool #D66969..............                        7.50%     01/01/26        813,508          823,931
 FGLMC Pool #D68671..............                        7.50%     02/01/26        551,507          557,884
 FGLMC Pool #D70402..............                        7.50%     03/01/26         96,822           98,093
 FGLMC Pool #D69671..............                        7.50%     03/01/26         30,348           30,728
 FGLMC Pool #D69839..............                        7.50%     04/01/26        458,268          463,996
 FGLMC Pool #D69930..............                        7.50%     04/01/26        438,241          443,719
 FGLMC Pool #D70086..............                        7.50%     04/01/26        510,248          516,626
 FGLMC Pool #D71116..............                        7.50%     05/01/26         96,875           98,086
 FGLMC Pool #D71404..............                        7.50%     05/01/26      1,257,210        1,272,925
                                                                                               ------------

TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS
 (COST $33,369,770)..............                                                                33,623,231
                                                                                               ------------

---------------
See Notes to Financial Statements.

                                                                   MATURITY     PRINCIPAL         VALUE
           DESCRIPTION                                  RATE         DATE         AMOUNT         (NOTE 2)
---------------------------------                       ------     ----------   ------------   ------------
CERTIFICATES OF DEPOSIT -- 3.2%
 BHP Finance +...................                        6.42%     03/01/26     $4,000,000     $  3,955,000
 National Westminster Bank,
   PLC...........................                        9.45%     05/01/01      3,000,000        3,277,500
                                                                                               ------------
TOTAL CERTIFICATES OF DEPOSIT
 (COST $7,116,612)...............                                                                 7,232,500
                                                                                               ------------

                                                                         SHARES
                                                                       -----------
TEMPORARY INVESTMENTS -- 1.7%
 Temporary Investment Cash Fund....................................      1,938,051        1,938,051
 Temporary Investment Fund.........................................      1,938,051        1,938,051
                                                                                       ------------
TOTAL TEMPORARY INVESTMENTS
 (COST $3,876,102).................................................                       3,876,102
                                                                                       ------------
TOTAL INVESTMENTS -- 99.7%
 (COST $196,816,317)(A)............................................                     226,232,860
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%......................                         764,984
                                                                                       ------------
NET ASSETS -- 100.0%...............................................                    $226,997,844
                                                                                       ============

---------------

Percentages indicated are based on net assets of $226,997,844.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

            Unrealized appreciation.................................   $31,246,990
            Unrealized depreciation.................................    (1,830,447)
                                                                       -----------
            Net unrealized appreciation.............................   $29,416,543
                                                                       =============

(ZCB) -- Zero Coupon Bond.
 * Effective Yield.
** Non-income producing security.
 + Foreign Issuer.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
 Investment in securities, at value (cost $196,816,317)..........................    $226,232,860
 Interest and dividends receivable...............................................       1,361,543
 Receivable for capital shares sold..............................................         262,062
 Receivable for investment securities sold.......................................       4,233,696
 Deferred organization costs.....................................................             946
 Prepaid expenses................................................................           6,360
                                                                                     ------------
Total Assets.....................................................................     232,097,467
                                                                                     ------------
LIABILITIES:
 Payable for capital shares redeemed.............................................         146,130
 Payable for investment securities purchased.....................................       4,603,405
 Investment advisory fees payable................................................          72,161
 Administration fees payable.....................................................          58,997
 Shareholder service fees payable (A and K Shares)...............................          78,922
 12b-1 fees payable (K Shares)...................................................             374
 Transfer agent fees payable.....................................................          17,811
 Other accrued expenses..........................................................         121,823
                                                                                     ------------
Total Liabilities................................................................       5,099,623
                                                                                     ------------
NET ASSETS.......................................................................    $226,997,844
                                                                                     ============
Net Assets:
 A Shares........................................................................    $ 40,862,581
 K Shares........................................................................         866,502
 SRF Shares......................................................................     185,268,761
                                                                                     ------------
Total............................................................................    $226,997,844
                                                                                     ============
Shares Outstanding ($0.001 par value, 400 million shares authorized):
 A Shares........................................................................       2,015,318
 K Shares........................................................................          42,765
 SRF Shares......................................................................      11,598,114
                                                                                     ------------
Total............................................................................      13,656,197
                                                                                     ============
NET ASSET VALUE
 A Shares -- redemption price per share..........................................    $      20.28
                                                                                     ============
 Maximum Sales Charge (A Shares).................................................           4.50%
 Maximum Offering Price (A Shares) (Net Asset Value of A Shares / (100%-Maximum
   Sales Charge))................................................................    $      21.24
                                                                                     ============
 K Shares -- offering and redemption price per share.............................    $      20.26
                                                                                     ============
 SRF Shares -- offering and redemption price per share...........................    $      15.97
                                                                                     ============
COMPOSITION OF NET ASSETS:
 Shares of common stock, at par..................................................    $     13,656
 Additional paid-in capital......................................................     191,213,624
 Distributions in excess of net investment income................................        (303,679)
 Accumulated net realized gains on investment transactions.......................       6,657,700
 Net unrealized appreciation on investments......................................      29,416,543
                                                                                     ------------
NET ASSETS, AUGUST 31, 1997......................................................    $226,997,844
                                                                                     ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statement of Operations
For the Six Months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I -- Asset Allocation
 Portfolio (a):
 Interest income.................................................................    $    339,911
 Dividend income.................................................................          98,956
                                                                                     ------------
                                                                                          438,867
                                                                                     ------------
 Expenses........................................................................          30,161
 Less: Fee waivers and expense reimbursements....................................          (2,355)
                                                                                     ------------
                                                                                           27,806
                                                                                     ------------
Net Investment Income from Master Investment Trust,
 Series I -- Asset Allocation Portfolio..........................................         411,061
 Interest income.................................................................       1,268,273
 Dividend income.................................................................         360,455
                                                                                     ------------
Total Income.....................................................................       2,039,789
                                                                                     ------------
EXPENSES:
 Advisory fees...................................................................         176,810
 Administration fees.............................................................          84,875
 Administrative and Shareholder service fees (K Shares)..........................           1,027
 Shareholder service fees (A Shares).............................................          48,020
 Shareholder service fees (SRF Shares)...........................................          90,661
 12b-1 fees (K Shares)...........................................................           2,059
 Accounting fees.................................................................          28,692
 Custodian fees..................................................................           2,774
 Transfer Agent fees.............................................................          39,410
 Registration fees...............................................................          22,960
 Reports to shareholders.........................................................          29,778
 Amortization of organization costs..............................................          12,880
 Audit fees......................................................................           8,172
 Legal fees......................................................................           1,086
 Directors' fees.................................................................           1,260
 Other expenses..................................................................           2,900
                                                                                     ------------
   Total Expenses................................................................         553,364
Less: Fee waivers and expense reimbursements.....................................         (17,925)
                                                                                     ------------
 Total Net Expenses..............................................................         535,439
                                                                                     ------------
NET INVESTMENT INCOME............................................................       1,504,350
                                                                                     ------------
REALIZED / UNREALIZED GAINS ON INVESTMENTS (a):
 Net realized gains on investment transactions...................................       9,506,400
 Net change in unrealized appreciation on investments............................      26,567,078
                                                                                     ------------
Net realized / unrealized gains on investments...................................      36,073,478
                                                                                     ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.................................    $ 37,577,828
                                                                                     ============

---------------

(a) On June 23, 1997, the Asset Allocation Fund withdrew its investment in the Master Investment Trust, Series I and invested directly in investment securities.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                SIX MONTHS
                                                                  ENDED
                                                                AUGUST 31,     YEAR ENDED
                                                                   1997       FEBRUARY 28,
                                                               (UNAUDITED)        1997
                                                               ------------   ------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.......................................  $ 1,504,350    $  712,729
 Net realized gain on investment transactions................    9,506,400     2,440,559
 Net change in unrealized appreciation on investments........   26,567,078     1,517,990
                                                               ------------   ------------
 Change in net assets resulting from operations..............   37,577,828     4,671,278
                                                               ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income:
   A Shares..................................................     (418,386)     (682,373)
   K Shares..................................................       (7,432)       (3,691)  (a)
   SRF Shares (b)............................................   (1,519,657)           --
 Net realized gains from investment transactions
   A Shares..................................................   (1,684,638)     (998,763)
   K Shares..................................................      (38,229)      (15,739)  (a)
   SRF Shares (b)............................................   (2,845,904)           --
                                                               ------------   ------------
Change in net assets from shareholder distributions..........   (6,514,246)   (1,700,566)
                                                               ------------   ------------
CAPITAL SHARE TRANSACTIONS
 Proceeds from shares issued.................................  167,089,824    15,869,326
 Dividends reinvested........................................    2,046,050     1,651,877
 Cost of shares redeemed.....................................   (8,787,396)   (7,260,804)
                                                               ------------   ------------
Change in net assets from capital share transactions.........  160,348,478    10,260,399
                                                               ------------   ------------
Change in net assets.........................................  191,412,060    13,231,111

NET ASSETS
 Beginning of Period.........................................   35,585,784    22,354,673
                                                               ------------   ------------
 End of Period (including distributions in excess of $303,679 and undistributed net investment income of $137,447,
   respectively.)............................................  $226,997,844   $35,585,784
                                                               ============   ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Asset Allocation Fund of the Seafirst Retirement Funds withdrew its investment in Master Investment Trust, Series I and merged its assets with the Asset Allocation Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I -- Blue Chip
    Portfolio, at value.............................................   $538,657,972
  Prepaid expenses..................................................         35,671
                                                                       ------------
Total Assets........................................................    538,693,643
                                                                       ------------
LIABILITIES:
  Dividend payable..................................................          4,020
  Administration fees...............................................         69,781
  Transfer agent fees payable.......................................         47,718
  Shareholder service fees payable (A, K and SRF Shares)............         55,144
  Audit fees payable................................................         12,242
  Fund accounting fees and expense payable..........................         11,919
  Legal fees payable................................................         18,438
  Other accrued expenses............................................         91,342
                                                                       ------------
Total Liabilities...................................................        310,604
                                                                       ------------
NET ASSETS..........................................................   $538,383,039
                                                                       ============
Net Assets
  A Shares..........................................................   $216,029,073
  K Shares..........................................................      3,066,143
  SRF Shares........................................................    319,287,823
                                                                       ------------
Total...............................................................   $538,383,039
                                                                       ============
Shares Outstanding ($0.001 par value, 300 million shares
  authorized):
  A Shares..........................................................      8,002,386
  K Shares..........................................................        113,795
  SRF Shares........................................................     13,226,292
                                                                       ------------
Total...............................................................     21,342,473
                                                                       ============
NET ASSET VALUE:
  A Shares -- redemption price per share............................         $27.00
  Maximum Sales Charge (A Shares)...................................           4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).................................         $28.27
                                                                       ============
  K Shares -- offering and redemption price per share...............         $26.94
                                                                       ============
  SRF Shares -- offering and redemption price per share.............         $24.14
                                                                       ============
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par....................................   $     21,342
  Additional paid-in capital........................................    416,754,130
  Distributions in excess of net investment income..................       (181,737)
  Accumulated net realized gains on investment transactions.........     22,587,253
  Net unrealized appreciation on investments........................     99,202,051
                                                                       ------------
NET ASSETS, AUGUST 31, 1997.........................................   $538,383,039
                                                                       ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in Master Investment Trust, Series I --
    Investment Grade Bond Portfolio, at value...........................  $71,907,385
  Deferred organization costs and prepaid expenses......................        2,410
                                                                          -----------
Total Assets............................................................   71,909,795
                                                                          -----------
LIABILITIES:
  Reports to shareholders expenses payable..............................       46,269
  Fund accounting fees and expenses payable.............................        9,218
  Audit fees payable....................................................        7,622
  Transfer agent fees payable...........................................       11,839
  Other accrued expenses................................................       30,216
                                                                          -----------
Total Liabilities.......................................................      105,164
                                                                          -----------
NET ASSETS..............................................................  $71,804,631
                                                                          ===========
Net Assets:
  A Shares..............................................................  $35,305,694
  K Shares..............................................................      415,143
  SRF Shares............................................................   36,083,794
                                                                          -----------
Total...................................................................  $71,804,631
                                                                          ===========
Shares Outstanding ($0.001 par value, and 300 million shares authorized):
  A Shares..............................................................    3,678,885
  K Shares..............................................................       43,280
  SRF Shares............................................................    3,359,281
                                                                          -----------
Total...................................................................    7,081,446
                                                                          ===========
NET ASSET VALUE
  A Shares -- redemption price per share................................        $9.60
                                                                          ===========
  Maximum Sales Charge (A Shares).......................................         4.50%
  Maximum Offering Price (A Shares) (Net Asset Value of A Shares/
    (100% -- Maximum Sales Charge)).....................................       $10.05
                                                                          ===========
  K Shares -- offering and redemption price per share...................        $9.59
                                                                          ===========
  SRF Shares -- offering and redemption price per share.................       $10.74
                                                                          ===========
COMPOSITION OF NET ASSETS:
  Shares of common stock, at par........................................  $     7,081
  Additional paid-in capital............................................   74,309,647
  Distributions in excess of net investment income......................      (10,633)
  Accumulated net realized losses on investment transactions............   (2,803,251)
  Net unrealized depreciation on investments............................      301,787
                                                                          -----------
NET ASSETS, AUGUST 31, 1997.............................................  $71,804,631
                                                                          ===========

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Investment Income from Master Investment Trust, Series I -- Blue
    Chip Portfolio:
      Dividend income................................................   $  2,668,734
      Interest income................................................        254,784
                                                                        ------------
                                                                           2,923,518
      Expenses.......................................................      1,039,153
                                                                        ------------
Net Investment Income from Master Investment Trust, Series I -- Blue
  Chip Portfolio.....................................................      1,884,365
                                                                        ------------
EXPENSES:
  Shareholder service fees (A Shares)................................        231,243
  Shareholder service fees (K Shares)................................          2,800
  Shareholder service fees (SRF Shares)..............................        155,322
  12b-1 fees (K Shares)..............................................          5,598
  Administration fees................................................        233,232
  Transfer Agent fees................................................        136,079
  Registration fees..................................................         23,592
  Reports to shareholders............................................         64,355
  Fund accounting fees and expenses..................................         30,564
  Amortization of organization costs.................................         14,168
  Audit fees.........................................................          3,570
  Legal fees.........................................................          6,271
  Directors' fees....................................................          2,291
  Other expenses.....................................................         39,446
                                                                        ------------
        Total Expenses...............................................        948,531
Less: Fee waivers and expense reimbursements.........................       (221,475)
                                                                        ------------
  Total Net Expenses.................................................        727,056
                                                                        ------------
NET INVESTMENT INCOME................................................      1,157,309
                                                                        ------------
REALIZED/UNREALIZED GAINS ON INVESTMENTS FROM INVESTMENT TRUST,
  SERIES I -- BLUE CHIP PORTFOLIO:
    Net realized gains on investment transactions....................     32,224,675
    Net change in unrealized appreciation on investments.............     80,612,767
                                                                        ------------
Net realized/unrealized gains on investments from Master Investment
  Trust, Series I -- Blue Chip Portfolio.............................    112,837,442
                                                                        ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................   $113,994,751
                                                                        ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
Investment Income from Master Investment Trust, Series I --
  Investment Grade Bond Portfolio:
  Interest Income...................................................   $ 1,403,839
                                                                       -----------
  Expenses..........................................................        73,190
  Less: Fee waivers and expense reimbursements......................       (42,931)
                                                                       -----------
                                                                            30,259
                                                                       -----------
Net Investment Income from Master Investment Trust,
  Series I -- Investment Grade Bond Portfolio.......................     1,373,580
                                                                       -----------
EXPENSES:
  Registration fees.................................................        25,769
  Shareholder service fees (A Shares)...............................        36,384
  Shareholder service fees (K Shares)...............................           465
  Shareholder service fees (SRF Shares).............................        17,401(a)
  12b-1 fees (K Shares).............................................           938
  Administration fees...............................................        32,369
  Transfer Agent fees...............................................        22,010
  Fund accounting fees and expenses.................................        28,650
  Reports to shareholders...........................................        33,866
  Amortization of organization costs................................        15,088
  Audit fees........................................................         6,982
  Legal fees........................................................           718
  Directors fees....................................................           285
  Other operating expenses..........................................         3,103
                                                                       -----------
        Total Expenses..............................................       224,028
Less: Fee waivers and reimbursements................................       (64,175)
                                                                       -----------
Total Net Expenses..................................................       159,853
                                                                       -----------
NET INVESTMENT INCOME...............................................     1,213,727
                                                                       -----------
REALIZED / UNREALIZED GAINS (LOSSES) ON INVESTMENTS FROM MASTER
  INVESTMENT TRUST, SERIES I -- INVESTMENT GRADE BOND PORTFOLIO
  Net realized losses on investment transactions....................    (2,642,763)
  Net change in unrealized depreciation on investments..............       429,712
                                                                       -----------
Net realized / unrealized losses on investments from Master
  Investment Trust Series I -- Investment Grade Bond Portfolio......    (2,213,051)
                                                                       -----------
DECREASE IN NET ASSETS RESULTING FROM OPERATIONS....................   $  (999,324)
                                                                       ===========

(a) Seafirst Retirement Funds were reorganized into the Pacific Horizon Funds on June 23, 1997, creating the SRF Shares.

---------------
See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                  SIX MONTHS ENDED
                                                  AUGUST 31, 1997        YEAR ENDED
                                                    (UNAUDITED)       FEBRUARY 28, 1997
                                                  ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income........................     $  1,157,309        $   1,022,481
  Net realized gains on investment
    transactions...............................       32,224,675           14,059,189
  Net change in unrealized appreciation on
    investments................................       80,612,767           12,101,556
                                                    ------------         ------------
  Change in net assets resulting from
    operations.................................      113,994,751           27,183,226
                                                    ------------         ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income:
        A Shares...............................         (556,688)            (980,276)
        K Shares...............................           (2,671)                (998)(a)
        SRF Shares (b).........................         (957,833)                  --
    Net realized gains from investment
      transactions:
        A Shares...............................      (11,977,846)          (2,731,645)
        K Shares...............................         (149,419)              (8,357)(a)
        SRF Shares (b).........................       (9,569,624)                  --
                                                    ------------         ------------
Change in net assets from shareholder
  distributions................................      (23,214,081)          (3,721,276)
                                                    ------------         ------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued..................      315,283,391           87,766,406
  Dividends reinvested.........................       11,058,303            3,417,983
  Cost of shares redeemed......................      (32,940,898)         (27,378,220)
                                                    ------------         ------------
Change in net assets from capital share
  transactions.................................      293,400,796           63,806,169
                                                    ------------         ------------
Change in net assets...........................      384,181,466           87,268,119

NET ASSETS:
  Beginning of Period..........................      154,201,573           66,933,454
                                                    ------------         ------------
  End of Period (including distributions in
    excess of $181,737 and undistributed net
    investment income of $178,145,
    respectively.).............................     $538,383,039        $ 154,201,573
                                                    ============         ============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                   SIX MONTHS ENDED
                                                   AUGUST 31, 1997          YEAR ENDED
                                                     (UNAUDITED)       FEBRUARY 28, 1997(a)
                                                   ----------------    --------------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..........................    $  1,213,727          $    878,883
  Net realized loss on investment transactions...      (2,642,763)             (159,361)
  Net change in unrealized depreciation on
    investments..................................         429,712               (86,639)
                                                   ----------------    --------------------
  Change in net assets resulting from
    operation....................................        (999,324)              632,883
                                                   ----------------    --------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    A Shares.....................................        (826,193)             (874,813)
    K Shares.....................................          (9,753)               (4,070)(a)
    SRF Shares (b)...............................        (392,509)                   --
  Net realized gains from investment
    transactions:
    A Shares.....................................              --               (93,821)
    K Shares.....................................              --                    (7)(a)
    SRF Shares (b)...............................              --                    --
                                                   ----------------    --------------------
Change in net assets from shareholder
  distributions..................................      (1,228,455)             (972,711)
                                                   ----------------    --------------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares issued....................      57,743,694            16,917,463
  Dividends reinvested...........................         669,060               488,201
  Cost of shares redeemed........................      (7,649,365)           (6,976,214)
                                                   ----------------    --------------------
Change in net assets from capital share
  transactions...................................      50,763,389            10,429,450
                                                   ----------------    --------------------
Change in net assets.............................      48,535,610            10,089,622
NET ASSETS
  Beginning of Period............................      23,269,021            13,179,399
                                                   ----------------    --------------------
  End of Period (including distributions in
    excess of $10,633 and undistributed net
    investment income of $4,095, respectively)...    $ 71,804,631          $ 23,269,021
                                                   ==============      ==================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) On June 23, 1997, Bond Fund of Seafirst Retirement Funds withdrew its investments in Master Investment Trust Series I and merged its assets with the Intermediate Bond Fund creating a new class of SRF Shares on that date.

See Notes to Financial Statements.

PACIFIC HORIZON FUNDS, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- GENERAL

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Asset Allocation Fund (the "Asset Allocation Fund"), Pacific Horizon Blue Chip Fund (the "Blue Chip Fund"), and Pacific Horizon Intermediate Bond Fund (the "Intermediate Bond Fund"), collectively the "Funds" individually the "Fund". The Funds offer A Shares and effective July 22, 1996, began offering K Shares. On June 23, 1997, the Asset Allocations Fund, Blue Chip Fund, and Bond Fund of the Seafirst Retirement Funds merged into the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund, respectively, and the Pacific Horizon Asset Allocation Fund, Pacific Horizon Blue Chip Fund and Pacific Horizon Intermediate Bond Fund began offering SRF Shares. A Shares and SRF Shares have a Shareholder Services Plan while K Shares have a Distribution Plan and Administrative and Shareholder Services Plan.

    The Asset Allocation Fund seeks to obtain long term growth from Capital Appreciation, dividend and interest income. The Asset Allocation Fund seeks to achieve its objective by actively allocating investments among the three major asset categories, Bonds, equity securities and cash equivalents. The Blue Chip Fund and the Intermediate Bond Fund seeks to achieve its investment objective by investing substantially all of its assets in the Blue Chip Portfolio and the Investment Grade Bond Portfolio, respectively (individually the "Portfolio" collectively the "Portfolios") of the Master Investment Trust -- Series I (the "Trust") an open-ended management company that has the same investment objectives as that of the Blue Chip Fund and the Intermediate Bond Fund. At August 31, 1997, the Blue Chip Fund, and the Intermediate Bond Fund held the proportionate interests in the corresponding Portfolios in the following amounts:

      Blue Chip Fund.................................................90.7%
      Bond Fund......................................................58.9%

    The financial statements of each Portfolio, including its portfolio of investments, are included elsewhere within this report and should be read in conjunction with the Blue Chip Fund's and the Intermediate Bond Fund's financial statements.

    Prior to June 23, 1997, the Asset Allocation Fund sought to achieve its investment objective by investing substantially all of its assets in the Asset Allocation Portfolio of the Trust, which had the same investment objective as that of the Fund. Effective June 23, 1997, the Fund withdrew its investment in the Asset Allocation Portfolio and began investing its assets directly in securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Asset Allocation Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Funds' administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS served as the distributor of the Funds' shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS served as transfer agent and dividend disbursing agent of the Funds through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc.("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Funds, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Funds' prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    Furthermore, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with PFPC under which PFPC has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Funds. The Funds bear all fees and expenses charged by PFPC for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the funds.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Funds' transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make esti-mates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those of estimates.

PORTFOLIO VALUATIONS:

    The Asset Allocation Fund values portfolio securities (other than debt securities with remaining maturities of 60 days or less) at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market or securities for which there were no transactions are valued at the mean between the current quoted bid and ask prices on the date of the valuation. Bid price is used when no ask price is available. The Fund may also use an independent pricing service, approved by the Board of Directors, to value certain of their securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securities for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Directors. Debt securities with remaining maturities of 60 days or less are valued at amortized cost.

    The valuation of securities of the Blue Chip Fund's and Intermediate Bond Fund's investments in the Portfolios are discussed in Note 2 of the Portfolios.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Funds record security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recognized on the ex-dividend date. Realized gains and losses from security transactions are recorded on an identified cost basis.

    The Blue Chip Fund, Intermediate Bond Fund, and prior to June 23, 1997, the Asset Allocation Fund recorded its share of the investment income, expenses and realized and unrealized gains and losses recorded by the Portfolio on a daily basis. The investment income, expenses and realized and unrealized gains and losses were allocated daily to investors in the Portfolio based upon the value of their investments in the Portfolio. Such investments were adjusted on a daily basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of each fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    The Funds incurred certain costs in connection with its organization. Such costs have been deferred and are being amortized on a straight line basis over five years.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Asset Allocation Fund's and Blue Chip Fund's net investment income is declared and paid as a dividend, quarterly, to shareholders of record at the close of business on record date. The Intermediate Bond Fund's net investment income is declared monthly and paid within five business days after the end of each month as a dividend to shareholders of record. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains of the Funds can be offset by capital loss carryovers of the Funds, such gains will not be distributed. Dividends and distributions are recorded by the Funds on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                     ACCUMULATED     ACCUMULATED
                    UNDISTRIBUTED    NET REALIZED
                         NET         GAIN/(LOSS)
                     INVESTMENT           ON
                       INCOME        INVESTMENTS
                    -------------    ------------
Asset Allocation
 Fund                  $(1,681)        $  1,679
Blue Chip Fund              --               72
Intermediate Bond
 Fund                    4,095           (4,095)

FEDERAL INCOME TAXES:

    It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Intermediate Bond Fund had the following net capital loss carryover of $160,488 expires 2005.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Funds have an Investment Advisory Agreement with Bank of America and the Funds had an Administration Agreement with BISYS and a Distribution Agreement with the Distributor. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee from the Funds, which is accrued daily and payable monthly, at an annual rate of 0.45% and 0.40% of the Capital Income Fund and the Asset Allocation Fund, respectively, of average daily net assets. Pursuant to the terms of the Administration Agreement, BISYS was entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.15%, of the average daily net assets of the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively. For the six months ended August 31, 1997, BISYS agreed to waive $17,413 and $303 of its fees as Administrator for the Asset Allocation Fund, and the Blue Chip Fund.

    For the six months ended August 31, 1997, the Distributor advised the Funds that it retained $10,017, $90,494 and $504 from commissions earned on sales of the Asset Allocation Fund's, Blue Chip Fund's and Intermediate Bond Fund's shares, respectively. For the same period, Bank of America and its affiliates advised the Funds that they retained $80,229, $706,924 and $3,950 from commissions earned on sales of shares of the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan (the "Plan") under which each Fund pays the Distributor for shareholder servicing expenses incurred in connection with A Shares of each Fund. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of each Fund's average daily net assets for A Shares. For the six months ended August 31, 1997, Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, incurred charges of $48,020, $231,243 and $36,384, respectively, pursuant to the Plan. The Funds were advised that of these amounts, the Distributor retained $3,323, $32,170 and $9,748 from the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively, and affiliates of Bank of America retained $41,559, $194,756 and $3,052, respectively. The Plan provides that if, in any month, the fees paid to the Distributor are less than the costs incurred by the Distributor, the excess costs will be included in future computations of the fee, provided that any excess cost will not be carried forward beyond the end of the fiscal year in which such excess costs were incurred.

    The Funds have adopted a Distribution Plan and an Administrative and Shareholder Services Plan (the "Administrative Plan") with respect to K Shares of the Funds. Under the Distribution Plan, the Funds pay the Distributor for expenses primarily intended to result in the sale of the Funds' K Shares. Under the Distribution Plan, payments by the Funds for distribution expenses may not exceed 0.75% of the average daily net assets of each Fund's K Shares. Payments for distribution expenses under the Distribution Plan are subject to Rule 12b-1 under the Act. Under the Administrative Plan, the Funds pay for expenses incurred in connection with shareholder services provided by the Distributor and payments to Service Organizations for the provision of support services with respect to beneficial owners of K Shares. Under the Administrative Plan, payments for shareholder services and administrative services may not exceed 0.25% and 0.75%, respectively, of the average daily net assets of each Fund's K Shares. The total of all payments under the Distribution Plan and the Administrative Plan may not exceed, in the aggregate, the annual rate of 1.00% of the average daily net assets of each Fund's K Shares. For the six months ended August 31, 1997, the Distributor received fees of $1,027, $5,581 and $465 for the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively. The Funds were advised that of these amounts the Distributor retained $929 from the Asset Allocation Fund. For the same period, shareholder services fees of $98 and $351 were waived by the Asset Allocation Fund and Intermediate Bond Fund, respectively.

    The Funds have a Shareholder Services Plan under which the Funds pay the Distributor for shareholder servicing expenses incurred in connection with the SRF shares. Under the Plan, payments for shareholder servicing expenses may not exceed 0.25% of the Funds' average daily net assets for SRF shares. For the six months ended August 31, 1997, Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund incurred charges of $90,661, $155,322 and $17,401, pursuant to the Plan. The Funds were advised that of these amounts the affiliates of Bank of America retained $90,082, $16,258 and $17,401. For the same period, shareholder services fees of $579, $139,064 and $5,772 were waived by The Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund.

    BISYS Ohio served the Funds as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $39,410, $136,079 and $22,010 from the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund incurred legal charges totaling $1,086, $6,271 and $718, respectively, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the director participates in all or part of a Board or Committee meeting, and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the

Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. A Director who dies or resigns after nine years of service as a director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Company during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $1,083, $210 and $70 for the Asset Allocation Fund, Blue Chip Fund and Intermediate Bond Fund, respectively, for the six months ended August 31, 1997.

NOTE 5 -- SECURITIES TRANSACTIONS

    For the six months ended August 31, 1997, the cost of purchases and the proceeds from sales of Asset Allocation Fund's securities (excluding short-term investments) amounted to $81,885,812 and $84,330,777, respectively.

NOTE 6 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of common stock of the Funds are summarized below:

                                                                ASSET ALLOCATION FUND
                                                -----------------------------------------------------
                                                SIX MONTHS ENDED AUGUST
                                                        31, 1997                    YEAR ENDED
                                                      (UNAUDITED)                FEBRUARY 28, 1997
                                                ------------------------      -----------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                --------      ----------      -------     -----------
A Shares (000's)
 Issued......................................        308      $    6,128         825      $    15,144
 Reinvested..................................        101           2,000          90            1,632
 Redeemed....................................       (189)         (3,759)       (395)          (7,251)
                                                  ------        --------      ------         --------
Net increase.................................        220      $    4,369         520      $     9,525
                                                  ======        ========      ======         ========
K Shares
 Issued......................................     20,947      $  422,460      37,991      $   724,963
 Reinvested..................................      2,291          45,662       1,051           19,438
 Redeemed....................................    (19,023)       (380,905)       (491)          (9,394)
                                                  ------        --------      ------         --------
Net increase.................................      4,215      $   87,217      38,551 (a)  $   735,007(a)
                                                  ======        ========      ======         ========
SRF Shares (000)(b)
 Issued......................................     11,883      $  160,540          --      $        --
 Reinvested..................................         --              --          --               --
 Redeemed....................................       (285)         (4,648)         --               --
                                                  ------        --------      ------         --------
Net Increase.................................     11,598      $  155,892          --      $        --
                                                  ======        ========      ======         ========

---------------
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from June 23, 1997 (merger date) to August 31, 1997.

                                                                   BLUE CHIP FUND
                                                -----------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 1997                 YEAR ENDED
                                                      (UNAUDITED)                FEBRUARY 28, 1997
                                                ------------------------      -----------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                --------      ----------      -------     -----------
A Shares (000's)
 Issued......................................      2,546      $   67,284       3,838      $    86,308
 Reinvested..................................        410          10,906         152            3,409
 Redeemed....................................     (1,010)        (26,554)     (1,193)         (27,364)
                                                 -------      ----------      -------      ----------
Net increase.................................      1,946      $   51,636       2,797      $    62,353
                                                 =======      ==========      =======      ==========
K Shares
 Issued......................................     70,314      $1,881,745      57,851      $ 1,458,223
 Reinvested..................................      5,713         152,121         405            9,313
 Redeemed....................................    (19,927)       (541,316)       (561)         (13,822)
                                                 -------      ----------      -------      ----------
Net increase.................................     56,100      $1,492,550      57,695 (a)  $ 1,453,714(a)
                                                 =======      ==========      =======      ==========
SRF Shares(000's) (b)
 Issued......................................     13,486      $  246,713          --      $        --
 Reinvested..................................         --              --          --               --
 Redeemed....................................       (260)         (6,441)         --               --
                                                 -------      ----------      -------      ----------
Net increase.................................     13,226      $  240,272          --      $        --
                                                 =======      ==========      =======      ==========

---------------
(a) Period from July 22, 1996 (inception date) to February 28, 1997.
(b) Period from June 23, 1997 (merger date) to August 31, 1997.

                                                               INTERMEDIATE BOND FUND
                                                -----------------------------------------------------
                                                    SIX MONTHS ENDED
                                                    AUGUST 31, 1997                 YEAR ENDED
                                                      (UNAUDITED)                FEBRUARY 28, 1997
                                                ------------------------      -----------------------
                                                 SHARES         AMOUNT        SHARES        AMOUNT
                                                --------      ----------      -------     -----------
A Shares (000's)
 Issued......................................      1,838      $   17,554       1,730      $    16,588
 Reinvested..................................         25             242          51              485
 Redeemed....................................       (588)         (5,619)       (728)          (6,976)
                                                 -------      ----------      -------      ----------
Net increase.................................      1,275      $   12,177       1,053      $    10,097
                                                 =======      ==========      =======      ==========
K Shares
 Issued......................................     23,969      $  228,806      34,567      $   329,738
 Reinvested..................................      1,022          11,043         285            2,728
 Redeemed....................................    (16,562)       (158,684)         (1)              (1)
                                                 -------      ----------      -------      ----------
Net increase.................................      8,429      $   81,165      34,651 (a)  $   332,465(a)
                                                 =======      ==========      =======      ==========
SRF Shares(000's) (b)
 Issued......................................      3,483      $   39,843          --      $        --
 Reinvested..................................         35             380          --               --
 Redeemed....................................       (159)         (1,718)         --               --
                                                 -------      ----------      -------      ----------
Net increase.................................      3,359      $   38,305          --      $        --
                                                 =======      ==========      =======      ==========

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from June 23, 1997 (merger date) to August 31, 1997.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                     SIX MONTHS
                                        ENDED                        YEAR ENDED
                                     AUGUST 31,      ------------------------------------------   PERIOD ENDED
                                        1997         FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                     (UNAUDITED)       1997(b)          1996           1995          1994(a)
                                   ---------------   ------------   ------------   ------------   -------------
A SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR..............       $ 19.40         $  17.52       $  15.15        $14.84         $ 15.00
                                       -------          -------        -------        ------          ------
Income from Investment
 Operations:
 Net investment income..........          0.25             0.48           0.52          0.48            0.03
 Net realized and unrealized
   gains (losses) on investment
   transactions.................          1.74             2.50           2.86          0.24           (0.19)
                                       -------          -------        -------        ------          ------
Total income (loss) from
 investment operations..........          1.99             2.98           3.38          0.72           (0.16)
                                       -------          -------        -------        ------          ------
Less Dividends and
 Distributions:
 Dividends to shareholders from
   net investment income........         (0.22)           (0.46)         (0.53)        (0.41)             --
 Dividends to shareholders from
   net realized gains on
   investment transactions......         (0.89)           (0.64)         (0.48)           --              --
                                       -------          -------        -------        ------          ------
Total Dividends and
 Distributions..................         (1.11)           (1.10)         (1.01)        (0.41)             --
                                       -------          -------        -------        ------          ------
Net change in net asset value
 per share......................          0.88             1.88           2.37          0.31           (0.16)
                                       -------          -------        -------        ------          ------
NET ASSET VALUE PER SHARE, END
 OF PERIOD......................       $ 20.28         $  19.40       $  17.52        $15.15         $ 14.84
                                       =======          =======        =======        ======          ======
Total return (excludes sales
 charge)........................         10.43%++         17.64%         22.80%         5.03%          (1.07%)++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)...................       $38,075         $ 34,838       $ 22,355        $5,694         $   666
 Ratio of expenses to average
   net assets...................          1.12%+           1.25%          0.62%         0.00%           0.00%+
 Ratio of net investment income
   (loss) to average
   net assets...................          2.62%+           2.59%          3.49%         4.25%           4.20%+
 Ratio of expenses to average
   net assets*..................          1.22%+           1.94%          2.92%         7.89%          83.95%+
 Ratio of net investment income
   to average
   net assets*..................          2.52%+           1.90%          1.19%        (3.64%)        (79.75% )+

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
  + Annualized.
 ++ Not annualized.
(a) Period from January 13, 1994 (inception date) to February 28, 1994.
(b) As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.

See Notes to Financial Statements.

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                    SIX MONTHS
                                                       ENDED
                                                    AUGUST 31,       PERIOD ENDED
                                                       1997          FEBRUARY 28,
                                                    (UNAUDITED)        1997(a)
                                                    -----------      ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.....     $ 19.40           $17.23
                                                       ------           ------
Income from Investment Operations:
  Net investment income..........................        0.21             0.19
  Net realized gains/(losses) on investment
    transactions.................................        1.72             2.80
                                                       ------           ------
Total income from investment operations..........        1.93             2.99
                                                       ------           ------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment
    income.......................................       (0.18)           (0.18)
  Distributions to shareholders from net realized
    gains on investment transactions.............       (0.89)           (0.64)
                                                       ------           ------
Total Dividends and Distributions................       (1.07)           (0.82)
                                                       ------           ------
Net change in net asset value per share..........        0.86             2.17
                                                       ------           ------
NET ASSET VALUE PER SHARE, END OF PERIOD.........     $ 20.26           $19.40
                                                       ======           ======
Total return.....................................       10.08%++         17.69%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).........     $   815           $  748
  Ratio of expenses to average net assets........        1.63%+           1.94%+
  Ratio of net investment income to average net
    assets.......................................        2.11%+           2.31%+
  Ratio of expenses to average net assets*.......        1.73%+           3.26%+
  Ratio of net investment income to average net
    assets*......................................        2.01%+           0.99%+

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not annualized.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC HORIZON ASSET ALLOCATION FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                              FOR THE PERIOD
                                        --------------------------
                                                        MARCH 1,
                                          JUNE 23,        1997
                                        1997 THROUGH     THROUGH                     YEAR ENDED
                                         AUGUST 31,     JUNE 22,     ------------------------------------------
                                          1997(c)        1997(b)     FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,
                                        (UNAUDITED)    (UNAUDITED)     1997(b)        1996(b)        1995(b)
                                        ------------   -----------   ------------   ------------   ------------
SRF SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR.............................     $  15.79       $ 15.94       $  14.96        $13.48         $13.94
                                            ------         -----         ------        ------         ------
Income from Investment Operations:
 Net investment income...............         0.09          1.61           0.45          0.47           0.46
 Net realized and unrealized gains
   (losses) on investment
   transactions......................         0.09         (0.15)          2.13          2.49           0.12
                                            ------         -----         ------        ------         ------
Total income from investment
 operations..........................         0.18          1.46           2.58          2.96           0.58
                                            ------         -----         ------        ------         ------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income.................           --         (1.61)         (0.45)        (0.47)         (0.46)
 Distributions to shareholders from
   net realized gains................           --            --          (1.15)        (1.01)         (0.58)
                                            ------         -----         ------        ------         ------
Total Dividends and Distributions....           --         (1.61)         (1.60)        (1.48)         (1.04)
                                            ------         -----         ------        ------         ------
Net change in net asset value per
 share...............................         0.18         (0.15)          0.98          1.48          (0.46)
                                            ------         -----         ------        ------         ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..............................     $  15.97       $ 15.79       $  15.94        $14.96         $13.48
                                            ======         =====         ======        ======         ======
Total Return.........................        10.51%++       7.88%++       18.03%        22.44%          4.49%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)........................     $    185       $   169       $    174        $  158         $  145
 Ratio of expenses to average net
   assets............................         1.00%+        0.75%+         0.95%         0.94%          0.78%
 Ratio of net investment income
   (loss) to average net assets......         2.92%+        2.23%+         2.88%         3.19%          3.40%
 Ratio of expenses to average net
   assets*...........................         1.00%+        1.15%+         1.39%         1.42%          1.38%
 Ratio of net investment income to
   average net assets*...............         2.92%+        1.83%+         2.44%         2.71%          2.80%
 Portfolio turnover rate.............           39%++        N/A            N/A           N/A            N/A

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not Annualized.

(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

--------------------------------------------------------------------------------

        FOR THE PERIOD
------------------------------
DECEMBER 6,        JANUARY 1,
    1993              1993
  THROUGH           THROUGH          YEAR ENDED
FEBRUARY 28,      DECEMBER 5,       DECEMBER 31,
  1994(b)           1993(a)           1992(a)
------------      ------------      ------------
   $13.86            $12.99            $12.75
   ------            ------            ------
     0.05              0.43              0.46

     0.08              0.87              0.24
   ------            ------            ------
     0.13              1.30              0.70
   ------            ------            ------
    (0.05)            (0.43)            (0.46)
       --                --                --
   ------            ------            ------
    (0.05)            (0.43)            (0.46)
   ------            ------            ------
     0.08              0.87              0.24
   ------            ------            ------
   $13.94            $13.86            $12.99
   ======            ======            ======
     0.94%++          10.15%++           5.62%

   $  157            $  150            $  107

     0.95%+            0.95%+            0.95%

     2.64%+            3.47%+            3.68%

     1.64%+            0.95%+            0.95%

     1.95%+            3.47%+            3.68%

      N/A                79%              171%

---------------

(b) Represents activity of the Fund prior to its reorganization from the Seafirst Retirement Funds -- Asset Allocation Fund into SRF Shares of the Fund. Since the operation and organization of the Fund was changed upon reorganization this activity may not be reflective of activity after the reorganization.

(c) Date of commencement of operations of SRF Shares of the Fund.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)      1997(a)           1996            1995          1994(b)
                                        -----------    ------------    ------------    ------------    ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING
 OF YEAR..............................    $ 25.22         $20.53          $15.81          $14.97          $15.00
                                         --------       --------        --------        --------        --------
Income from Investment Operations:
 Net investment income................       0.08           0.23            0.26            0.31            0.02
 Net realized and unrealized gains
   (losses) on investment
   transactions.......................       3.52           5.21            4.96            0.80           (0.05)
                                         --------       --------        --------        --------        --------
Total income (loss) from investment
 operations...........................       3.60           5.44            5.22            1.11           (0.03)
                                         --------       --------        --------        --------        --------
Less Dividends and Distributions:
 Dividends to shareholders from net
   investment income..................      (0.08)         (0.22)          (0.28)          (0.27)             --
 Dividends to shareholders from net
   realized gains on investment
   transactions.......................      (1.74)         (0.53)          (0.22)             --              --
                                         --------       --------        --------        --------        --------
Total Dividends and Distributions.....      (1.82)         (0.75)          (0.50)          (0.27)             --
                                         --------       --------        --------        --------        --------
Net change in net asset value per
 share................................       1.78           4.69            4.72            0.84           (0.03)
                                         --------       --------        --------        --------        --------
NET ASSET VALUE PER SHARE, END OF
 PERIOD...............................    $ 27.00         $25.22          $20.53          $15.81          $14.97
                                         ========       ========        ========        ========        ========
Total return (excludes sales
 charge)..............................      14.42%++       27.01%          33.39%           7.60%          (0.20)%++
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions).........................    $   216         $  153          $   67          $    6          $    1
 Ratio of expenses to average net
   assets.............................       1.24%+         1.28%           0.83%           0.00%           0.00%+
 Ratio of net investment income (loss)
   to average net assets..............       0.67%+         0.99%           1.63%           2.46%           2.92%+
 Ratio of expenses to average net
   assets*............................       1.33%+         1.71%           2.28%           6.32%          55.00%+
 Ratio of net investment income to
   average net assets*................       0.58%+         0.56%           0.18%          (3.86)%        (52.08)%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  As of July 22, 1996, the Fund designated the existing series of shares as "A" Shares.
(b)  Period from January 13, 1994 (inception date) to February 28, 1994.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                              SIX MONTHS
                                                                 ENDED
                                                              AUGUST 31,     PERIOD ENDED
                                                                 1997        FEBRUARY 28,
                                                              (UNAUDITED)      1997(a)
                                                              -----------    ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...............     $ 25.20         $20.38
                                                               --------       --------
Income from Investment Operations:
  Net investment income....................................        0.04           0.07
  Net realized gains/(losses) on investment transactions...        3.47           5.35
                                                               --------       --------
Total income from investment operations....................        3.51           5.42
                                                               --------       --------
Less: Dividends and Distributions:
  Dividends to shareholders from net investment income.....       (0.03)         (0.07)
  Distributions to shareholders from net realized gains on
    investment transactions................................       (1.74)         (0.53)
                                                               --------       --------
Total Dividends and Distributions..........................       (1.77)         (0.60)
                                                               --------       --------
Net change in net asset value per share....................        1.74           4.82
                                                               --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...................     $ 26.94         $25.20
                                                               ========       ========
Total return...............................................       14.10%++       26.96%++
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions)...................     $     3         $    1
  Ratio of expenses to average net assets..................        1.73%+         1.92%+
  Ratio of net investment income to average net assets.....        0.17%+         0.45%+
  Ratio of expenses to average net assets*.................        1.81%+         2.12%+
  Ratio of net investment income to average net assets*....        0.09%+         0.25%+

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Annualized.
++   Not annualized.
(a)  Period from July 22, 1996 (inception date) to February 28, 1997.

See Notes to Financial Statements.

PACIFIC HORIZON BLUE CHIP FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                    FOR THE PERIOD
              --------------------------                                                      FOR THE PERIOD
               JUNE 23,       MARCH 1,                                                  --------------------------
                 1997           1997                                                    DECEMBER 6,    JANUARY 1,
                THROUGH        THROUGH                     YEAR ENDED                       1993          1993
              AUGUST 31,      JUNE 22,     ------------------------------------------     THROUGH        THROUGH      YEAR ENDED
                 1997           1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,   DECEMBER 5,   DECEMBER 31,
              (UNAUDITED)    (UNAUDITED)       1997           1996           1995           1994         1993(a)       1992(a)
              -----------    -----------   ------------   ------------   ------------   ------------   -----------   ------------
SRF SHARES
NET ASSET
 VALUE PER
 SHARE,
 BEGINNING
 OF YEAR....    $ 24.02        $ 24.64        $21.09         $17.35         $17.75         $17.34        $ 15.65        $15.17
               --------       --------      --------       --------       --------       --------        -------        ------
Income from
 Investment
 Operations:
 Net
  investment
  income....       0.04           4.01          0.31           0.31           0.28           0.05           0.29          0.30
 Net
  realized
  and
  unrealized
  gains
  (losses)
  on
  investment
  transactions...  0.08          (0.57)         4.83           5.35           0.88           0.37           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
Total income
 from
 investment
 operations...     0.12           3.44          5.14           5.66           1.16           0.42           1.98          0.78
               --------       --------      --------       --------       --------       --------        -------        ------
Less
 Dividends
 and
 Distributions:
 Dividends
  to
shareholders
  from net
  investment
  income....         --          (4.06)        (0.31)         (0.31)         (0.26)         (0.01)         (0.29)        (0.30)
 Distributions
  to
  shareholders
  from net
  realized
  gains.....         --             --         (1.28)         (1.61)         (1.30)            --             --            --
               --------       --------      --------       --------       --------       --------        -------        ------
Total
 Dividends
 and
 Distributions..     --          (4.06)        (1.59)         (1.92)         (1.56)         (0.01)         (0.29)        (0.30)
               --------       --------      --------       --------       --------       --------        -------        ------
Net change
 in net
 asset value
 per
 share......       0.12          (0.62)         3.55           3.74          (0.40)          0.41           1.69          0.48
               --------       --------      --------       --------       --------       --------        -------        ------
NET ASSET
 VALUE PER
 SHARE, END
 OF
 PERIOD.....    $ 24.14        $ 24.02        $24.64         $21.09         $17.35         $17.75        $ 17.34        $15.65
               ========       ========      ========       ========       ========       ========        =======        ======
Total
 Return.....      14.58%++       11.64%        27.42%         33.37%          6.95%          2.42%+        12.74%++       5.16%
RATIO/SUPPLEMENTAL
 DATA:
 Net assets,
  end of
  period
  (millions)...   $   319      $   272        $  274         $  206         $  151         $  133        $ 123          $   96
 Ratio of
  expenses
  to average
  net
  assets....       0.96%+         0.89%         0.92%          0.95%          0.82%          0.95%+         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets....       0.87%+         1.07%         1.37%          1.53%          1.64%          1.28%+         1.91%+        2.08%
 Ratio of
  expenses
  to average
  net
  assets*...       1.20%+         1.57%         1.55%          1.54%          1.62%          1.88%*         0.95%+        0.95%
 Ratio of
  net
  investment
  income to
  average
  net
  assets*...       0.63%+         0.39%         0.74%          0.94%          0.84%          0.35%*         1.91%+        2.08%
 Portfolio
  turnover
  rate......         35%           N/A           N/A            N/A            N/A            N/A              4%           27%

---------------

 * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.
(a) Represents activity of the Fund prior to its reorganization from the Asset Allocation Fund of Collective Investment Trust for Seafirst Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.
+    Annualized.
++   Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                      SIX MONTHS
                                                        ENDED                       YEAR ENDED                      PERIOD
                                                      AUGUST 31,    ------------------------------------------      ENDED
                                                         1997       FEBRUARY 28,   FEBRUARY 29,   FEBRUARY 28,   FEBRUARY 28,
                                                     (UNAUDITED)      1997(b)          1996           1995         1994(a)
                                                     ------------   ------------   ------------   ------------   ------------
A SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR.......    $   9.54       $   9.75       $   9.44       $   9.81       $  10.00
                                                       --------       --------       --------       --------       --------
Income from Investment Operations:
 Net investment income.............................        0.24           0.52           0.59           0.59           0.08
 Net realized and unrealized gain (loss) on
   investment transactions.........................        0.09          (0.15)          0.33          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
Total income (loss) from investment operations.....        0.33           0.37           0.92           0.22          (0.11)
                                                       --------       --------       --------       --------       --------
Less Dividends and Distributions:
 Dividends to shareholders from net investment
   income..........................................       (0.24)         (0.52)         (0.59)         (0.59)         (0.08)
 Dividends to shareholders from net realized gains
   on investment transactions......................       (0.03)         (0.06)         (0.02)            --             --
                                                       --------       --------       --------       --------       --------
Total Dividends and Distributions..................       (0.27)         (0.58)         (0.61)         (0.59)         (0.08)
                                                       --------       --------       --------       --------       --------
Net change in net asset value per share............        0.06          (0.21)          0.31          (0.37)         (0.19)
                                                       --------       --------       --------       --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD...........    $   9.60       $   9.54       $   9.75       $   9.44       $   9.81
                                                       ========       ========       ========       ========       ========
Total return (excludes sales charge)...............        3.52%++        3.92%         10.45%          2.27%         (1.10%)++

RATIOS/SUPPLEMENTAL DATA:

 Net assets at end of period (000).................    $ 35,306       $ 22,937       $ 13,179       $  1,964       $    356
 Ratio of expenses to average net assets...........        0.83%+         0.75%          0.27%          0.00%          0.00%+
 Ratio of net investment income to average net
   assets..........................................        5.62%+         5.45%          6.13%          6.43%          5.70%+
 Ratio of expenses to average net assets*..........        1.16%+         2.26%          5.00%         17.95%        160.20%+
 Ratio of net investment income (loss) to average
   net assets*.....................................        5.29%+         3.94%          1.40%        (11.52%)      (154.50%)+

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

  + Annualized.

 ++ Not Annualized.

(a) Period from January 13, 1994 (inception date) to February 28, 1994.

(b) As of July 22, 1996 the Fund designated the existing series of shares as "A" shares.

See Notes to Financial Statements.

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                                           SIX MONTHS
                                                                             ENDED             PERIOD
                                                                           AUGUST 31,          ENDED
                                                                              1997          FEBRUARY 28,
                                                                          (UNAUDITED)         1997 (a)
                                                                         --------------     ------------
K SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF YEAR...........................      $ 9.54            $ 9.53
                                                                             ------            ------
Income from Investment Operations:
 Net investment income.................................................        0.22              0.31
 Net realized and unrealized gain on investments.......................        0.08              0.07
                                                                             ------            ------
 Total income from investment operations...............................        0.30              0.38
                                                                             ------            ------
Less Dividends and Distributions:
 Dividends to shareholders from net investment income..................       (0.22)            (0.31)
 Distributions to shareholders from net realized gains on
   investments.........................................................       (0.03)            (0.06)
                                                                             ------            ------
Total Dividends and Distributions......................................       (0.25)            (0.37)
                                                                             ------            ------
Net change in net asset value per share................................        0.05              0.01
                                                                             ------            ------
NET ASSET VALUE PER SHARE, END OF PERIOD...............................      $ 9.59            $ 9.54
                                                                             ======            ======
Total return...........................................................        3.16%(c)          3.73%(c)
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period (000).....................................      $  415            $  332
 Ratio of expenses to average net assets...............................        1.32%(b)          1.43%(b)
 Ratio of net investment income to average net assets..................        5.12%(b)          5.41%(b)
 Ratio of expenses to average net assets*..............................        1.66%(b)          2.71%(b)
 Ratio of net investment income to average net assets*.................        4.78%(b)          4.13%(b)

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Annualized.

(c) Non annualized.

See Notes to Financial Statements.

                       THIS PAGE INTENTIONALLY LEFT BLANK

PACIFIC HORIZON INTERMEDIATE BOND FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                       FOR THE PERIOD
                                 --------------------------
                                   JUNE 23,      MARCH 1,
                                 1997 THROUGH  1997 THROUGH                 YEAR ENDED
                                  AUGUST 31,     JUNE 22,    ----------------------------------------
                                     1997          1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,
                                 (UNAUDITED)   (UNAUDITED)       1997          1996          1995
                                 ------------  ------------  ------------  ------------  ------------
SRF SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF YEAR...............    $10.73       $10.70        $10.87        $10.48        $11.00
                                    -------       ------        ------        ------        ------
Income from Investment
 Operations:
 Net investment income...........      0.12         0.15          0.57          0.64          0.61
 Net realized and unrealized
   gain(loss) on investment
   transactions..................        --         0.08         (0.18)         0.39         (0.46)
                                    -------       ------        ------        ------        ------
Total income (loss) from
 investment operations...........      0.12         0.23          0.39          1.03          0.15
Less Dividends and Distributions:
 Dividends to shareholders from
   net investment income.........     (0.11)       (0.16)        (0.56)        (0.64)        (0.61)
 Distributions to shareholders
   from net realized gains.......        --        (0.04)           --            --         (0.06)
                                    -------       ------        ------        ------        ------
Total Dividends and
 Distributions...................     (0.11)       (0.20)        (0.56)        (0.64)        (0.67)
                                    -------       ------        ------        ------        ------
Net change in net asset value per
 share...........................      0.01         0.03         (0.17)         0.39         (0.52)
                                    -------       ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD..........................    $10.74       $10.73        $10.70        $10.87        $10.48
                                    =======       ======        ======        ======        ======
Total Return.....................      3.31%++      2.04%++       3.74%         9.90%         1.57%
RATIOS/SUPPLEMENTAL DATA:
 Net assets, end of period
   (millions)....................    $   36       $   37        $   39        $   47        $   56
 Ratio of expenses to average net
   assets........................      0.95%+       0.94%         0.95%         0.95%         0.83%
 Ratio of net investment income
   (loss) to average net
   assets........................      5.62%+       5.41%         5.21%         5.74%         5.64%
 Ratio of expenses to average net
   assets*.......................      1.20%+       1.55%         1.45%         1.56%         1.41%
 Ratio of net investment income
   to average net assets*........      5.37%+       4.80%         4.71%         5.13%         5.06%
 Portfolio turnover rate.........        59%         N/A           N/A           N/A           N/A

---------------

  * During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

  ++ Not Annualized.

   + Annualized.

 (a) Represents activity of the Fund prior to its reorganization from the Intermediate Bond Fund of Collective Investment Trust for Severest Retirement Accounts. Since the operation and organization of the Fund was changed upon reorganization, this activity may not be reflective of activity after the reorganization.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

           FOR THE PERIOD
    -----------------------------
    DECEMBER 6,       JANUARY 1,
    1993 THROUGH     1993 THROUGH      YEAR ENDED
    FEBRUARY 28,     DECEMBER 5,      DECEMBER 31,
        1994           1993(a)          1992(a)
    ------------     ------------     ------------
       $11.14           $10.99           $11.01
       ------           ------           ------
         0.12             0.58             0.67
        (0.14)            0.15            (0.02)
       ------           ------           ------
        (0.02)            0.73             0.65
        (0.12)           (0.58)           (0.67)
           --               --               --
       ------           ------           ------
        (0.12)           (0.58)           (0.67)
       ------           ------           ------
        (0.14)            0.15            (0.02)
       ------           ------           ------
       $11.00           $11.14           $10.99
       ======           ======           ======
        (0.23)%++         6.80%++          6.04%
       $   77           $   83           $   74
         0.95%+           0.95%+           0.95%
         4.38%+           5.60%+           6.15%
         1.79%+           0.95%+           0.95%
         3.54%+           5.60%+           6.15%
          N/A               95%             154%

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                                                                          VALUE
                             DESCRIPTION                                  SHARES         (NOTE 2)
---------------------------------------------------------------------    ---------     ------------
COMMON STOCK -- 96.7%
AEROSPACE/DEFENSE -- 2.7%
 General Dynamics Corp. .............................................       28,900     $  2,301,163
 Lockheed Martin Corp. ..............................................       52,700        5,464,331
 United Technologies Corp. ..........................................      106,900        8,344,881
                                                                                       ------------
                                                                                         16,110,375
                                                                                       ------------
AIRLINES -- 0.3%
 U.S. Air Group, Inc.** .............................................       45,800        1,562,925
                                                                                       ------------
AUTOMOBILE MANUFACTURERS -- 1.8%
 Ford Motor Co. .....................................................      144,300        6,204,900
 General Motors Corp. ...............................................       72,700        4,561,925
                                                                                       ------------
                                                                                         10,766,825
                                                                                       ------------
AUTOMOBILE PARTS -- 0.6%
 Dana Corp. .........................................................       76,100        3,505,356
                                                                                       ------------
BEVERAGES -- 2.9%
 Coca-Cola Co. ......................................................      204,400       11,714,675
 PepsiCo, Inc. ......................................................      166,100        5,979,600
                                                                                       ------------
                                                                                         17,694,275
                                                                                       ------------
BUILDING RELATED -- 0.4%
 Centex Corp. .......................................................       47,600        2,588,250
                                                                                       ------------
CHEMICALS -- 3.0%
 Air Products & Chemicals, Inc. .....................................       61,600        5,024,250
 DuPont, (E.I.) de Nemours & Co. ....................................      202,600       12,624,512
                                                                                       ------------
                                                                                         17,648,762
                                                                                       ------------
CLOTHING & APPAREL -- 0.5%
 VF Corp. ...........................................................       34,100        3,013,587
                                                                                       ------------
COMPUTER HARDWARE -- 5.3%
 Compaq Computer Corp.** ............................................      169,750       11,118,625
 Dell Computer Corp.** ..............................................      110,400        9,059,700
 International Business Machines Corp. ..............................       64,000        6,456,000
 Sun Microsystems, Inc.** ...........................................      105,200        5,049,600
                                                                                       ------------
                                                                                         31,683,925
                                                                                       ------------
COMPUTER SERVICES & SOFTWARE -- 3.8%
 Microsoft Corp.** ..................................................      136,600       18,056,813
 Oracle Corp.** .....................................................      121,650        4,637,906
                                                                                       ------------
                                                                                         22,694,719
                                                                                       ------------
CONSUMER PRODUCTS & SERVICES -- 3.7%
 Avon Products, Inc. ................................................       92,000        5,893,750
 Philip Morris Cos., Inc. ...........................................      241,800       10,548,525
 Texas Instruments, Inc. ............................................       51,200        5,817,600
                                                                                       ------------
                                                                                         22,259,875
                                                                                       ------------
ELECTRONIC COMPONENTS & EQUIPMENT -- 2.7%
 General Electric Co. ...............................................      260,200       16,262,500
                                                                                       ------------

---------------
See Notes to Financial Statements.

ENTERTAINMENT & LEISURE -- 1.9%
 Hasbro, Inc. .......................................................      103,450     $  2,780,219
 King World Productions, Inc. .......................................       55,600        2,210,100
 Walt Disney Co. ....................................................       81,478        6,258,529
                                                                                       ------------
                                                                                         11,248,848
                                                                                       ------------
FINANCIAL -- BANK & TRUST -- 9.3%
 Barnett Banks, Inc. ................................................      113,100        7,704,937
 Bankers Trust New York Corp. .......................................       49,300        5,114,875
 Chase Manhattan Corp. ..............................................       36,000        4,002,750
 Citicorp ...........................................................       38,200        4,875,275
 Comerica, Inc. .....................................................       51,500        3,646,844
 First Union Corp. ..................................................      178,600        8,583,962
 Fleet Financial Group, Inc. ........................................       98,900        6,372,869
 Mellon Bank Corp. ..................................................      141,200        6,795,250
 NationsBank Corp. ..................................................       64,900        3,853,437
 State Street Corp. .................................................       88,600        4,418,925
                                                                                       ------------
                                                                                         55,369,124
                                                                                       ------------
FINANCIAL SERVICES -- 1.4%
 Morgan Stanley Dean Witter Discover & Co. ..........................      173,200        8,335,250
                                                                                       ------------
FOOD -- 3.4%
 American Stores Co. ................................................      219,300        5,194,669
 Conagra, Inc. ......................................................       85,600        5,505,150
 Hershey Foods Corp. ................................................       62,300        3,325,262
 Kellogg Co. ........................................................       37,200        1,664,700
 Sara Lee Corp. .....................................................      112,400        4,524,100
                                                                                       ------------
                                                                                         20,213,881
                                                                                       ------------
HEALTHCARE SERVICES -- 1.0%
 Tenet Healthcare Corp.** ...........................................      218,200        5,945,950
                                                                                       ------------
HOUSEHOLD PRODUCTS -- 2.6%
 Clorox Co. .........................................................       37,000        4,856,250
 Procter & Gamble Co. ...............................................       80,700       10,738,144
                                                                                       ------------
                                                                                         15,594,394
                                                                                       ------------
HOTELS & MOTELS -- 0.6%
 Marriott Corp.** ...................................................       54,700        3,640,969
                                                                                       ------------
INSURANCE -- 4.8%
 Allstate Corp. .....................................................       70,197        5,128,768
 CIGNA Corp. ........................................................       38,600        7,078,275
 Conseco, Inc. ......................................................      138,900        5,972,700
 General Re Corp. ...................................................       19,200        3,722,400
 Travelers Group, Inc. ..............................................      104,100        6,610,350
                                                                                       ------------
                                                                                         28,512,493
                                                                                       ------------
MACHINERY & EQUIPMENT -- 1.7%
 Caterpillar, Inc. ..................................................       67,000        3,890,188
 Ingersoll Rand Co. .................................................       48,200        2,898,025
 Parker Hannifin Corp. ..............................................       48,200        3,099,863
                                                                                       ------------
                                                                                          9,888,076
                                                                                       ------------
MEDICAL SUPPLIES & EQUIPMENT -- 2.7%
 Abbot Laboratories .................................................       66,800        4,003,825
 Johnson & Johnson Co. ..............................................      165,800        9,398,787
 U.S. Surgical Corp. ................................................       77,800        2,562,538
                                                                                       ------------
                                                                                         15,965,150
                                                                                       ------------
METALS & MINING -- 1.3%
 Phelps Dodge Corp. .................................................       54,800        4,407,975
 USX -- U.S. Steel Group, Inc. ......................................       93,800        3,294,725
                                                                                       ------------
                                                                                          7,702,700
                                                                                       ------------

---------------
See Notes to Financial Statements.

MULTI-INDUSTRY -- 2.3%
 Dover Corp. ........................................................       59,600     $  4,116,125
 Tyco International Ltd. ............................................      117,500        9,216,406
                                                                                       ------------
                                                                                         13,332,531
                                                                                       ------------
OIL (DOMESTIC) -- 1.8%
 Phillips Petroleum Co. .............................................      110,600        5,260,413
 USX -- Marathon Group ..............................................      170,400        5,548,650
                                                                                       ------------
                                                                                         10,809,063
                                                                                       ------------
OIL (INTERNATIONAL) -- 5.8%
 Chevron Corp. ......................................................      109,100        8,448,431
 Exxon Corp. ........................................................      201,100       12,304,806
 Mobil Corp. ........................................................      102,900        7,485,975
 Royal Dutch Petroleum Co. ..........................................      116,400        5,907,300
                                                                                       ------------
                                                                                         34,146,512
                                                                                       ------------
OIL & GAS -- 1.2%
 Schlumberger, Ltd. .................................................       96,000        7,314,000
                                                                                       ------------
PAPER & FOREST PRODUCTS -- 1.1%
 James River Corp. of Virginia** ....................................      110,500        4,641,000
 Weyerhaeuser Co. ...................................................       36,400        2,102,100
                                                                                       ------------
                                                                                          6,743,100
                                                                                       ------------
PHARMACEUTICALS -- 6.6%
 Bristol-Meyers .....................................................      113,800        8,648,800
 Lilly, (Eli) & Co. .................................................       57,100        5,974,088
 Merck & Co., Inc. ..................................................      142,400       13,074,100
 Schering-Plough Corp. ..............................................      161,700        7,761,600
 Warner-Lambert Co. .................................................       31,300        3,977,056
                                                                                       ------------
                                                                                         39,435,644
                                                                                       ------------
PRINTING & PUBLISHING -- 0.9%
 McGraw-Hill Cos., Inc. .............................................       43,400        2,660,963
 New York Times Co. .................................................       52,700        2,490,075
                                                                                       ------------
                                                                                          5,151,038
                                                                                       ------------
SEMI-CONDUCTORS -- 2.6%
 Applied Materials, Inc.** ..........................................       43,600        4,114,750
 Motorola, Inc. .....................................................      150,300       11,028,262
                                                                                       ------------
                                                                                         15,143,012
                                                                                       ------------
RAILROADS -- 1.0%
 Burlington Northern Santa Fe .......................................       61,700        5,657,119
                                                                                       ------------
RETAIL & MERCHANDISING -- 4.0%
 CUC International, Inc. ............................................      194,100        4,561,350
 Dayton Hudson Corp. ................................................       47,400        2,701,800
 Home Depot, Inc. ...................................................      208,900        9,857,469
 TJX Companies, Inc. ................................................      233,000        6,407,500
                                                                                       ------------
                                                                                         23,528,119
                                                                                       ------------
TELECOMMUNICATIONS -- 2.5%
 3Com Corp.** .......................................................       91,400        4,564,288
 Lucent Technologies, Inc. ..........................................       66,000        5,139,750
 Tellabs, Inc.** ....................................................       86,000        5,133,125
                                                                                       ------------
                                                                                         14,837,163
                                                                                       ------------
UTILITIES -- GAS -- 0.7%
 Pacific Enterprises ................................................      116,900        3,850,394
                                                                                       ------------
UTILITIES -- ELECTRIC -- 2.3%
 FPL Group, Inc. ....................................................      147,300        6,849,450
 GPU, Inc. ..........................................................      200,300        6,735,087
                                                                                       ------------
                                                                                         13,584,537
                                                                                       ------------

---------------
See Notes to Financial Statements.

UTILITIES -- TELEPHONE -- 5.5%
 Ameritech Corp. ....................................................      110,400     $  6,920,700
 Bell Atlanta Corp. .................................................      105,522        7,637,126
 BellSouth Corp. ....................................................      176,300        7,757,200
 U.S. WEST Communications Group .....................................      106,000        3,796,125
 WorldCom, Inc.** ...................................................      210,300        6,295,856
                                                                                       ------------
                                                                                         32,407,007
                                                                                       ------------
TOTAL COMMON STOCK (COST $465,960,052) ..............................                   574,147,448
                                                                                       ------------

                                                              MATURITY     PRINCIPAL
                                                   RATE         DATE         AMOUNT
                                                   ----       --------     ----------
U.S. GOVERNMENT OBLIGATIONS -- 0.1%
 U.S. Treasury Bill (Cost $995,248).............   5.31%      10/02/97     $1,000,000          995,248
                                                                                          ------------

                                                                          SHARES
                                                                         ---------
SHORT TERM INVESTMENTS -- 3.0%
Temporary Investment Fund (Cost $17,766,052) ........................    17,766,052      17,766,052
                                                                                       ------------
TOTAL INVESTMENTS -- 99.8% (COST $484,721,532)(A).................................      592,908,748
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.2%.....................................          920,282
                                                                                       ------------
NET ASSETS -- 100.0%..............................................................     $593,829,030
                                                                                       ============

---------------

Percentages indicated are based on net assets of $593,829,030.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized appreciation of securities as follows:

              Unrealized appreciation................................   $111,454,572
              Unrealized depreciation................................     (3,267,356)
                                                                        ------------
              Net unrealized appreciation............................   $108,187,216
                                                                        ============

  * Effective Yield.

 ** Non-income producing security.

Schedule of Open Financial Futures Contracts Purchased

                                                                          NET UNREALIZED
EXPIRATION     NUMBER OF                                   CONTRACT        APPRECIATION
   DATE        CONTRACTS            CONTRACTS                VALUE         OF CONTRACTS
----------     ---------     ------------------------     -----------     --------------
  9/19/97          30        S&P 500 -- September 1997    $13,546,500        $ 49,500
                                                                             ========

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                           RATINGS
                                         S&P/MOODY'S              MATURITY    PRINCIPAL       VALUE
             DESCRIPTION                 (UNAUDITED)    RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------  -------------   -----     ---------   ----------   ------------
ASSET BACKED SECURITIES -- 12.8%
AESOP Funding II Series 1997-I, Class
 A1...................................     Aaa/AAA      6.22%      10/20/01   $2,000,000   $  1,997,813
Citibank Credit Card Master Trust I
 (ZCB)................................     Aaa/AAA      0.00%      08/15/06    2,000,000      1,247,730
Contimortgage Home Equity Loan........     AAA/Aaa      6.60%      10/15/11    2,000,000      1,984,562
Contimortgage Home Equity Loan Trust
 1997-3 A5............................     AAA/Aaa      7.01%      08/15/13    2,000,000      2,015,625
Standard Credit Card Master Trust
 Series 1995-3, Class A...............     AAA/Aaa      7.85%      02/07/02    2,500,000      2.590,613
The Money Store Home Equity Trust
 Series 1996-B........................     AAA/Aaa      7.38%      05/15/17    1,000,000      1,019,222
The Money Store, Series 1997-B A5.....     AAA/Aaa      6.83%      07/15/21    2,500,000      2,507,055
World Omni Automobile Lease
 Securitization Trust, Series 1997-A,
 Class A4.............................     AAA/Aaa      6.90%      06/25/03    2,250,000      2,280,803
                                                                                            -----------
TOTAL ASSET BACKED SECURITIES (COST $15,684,499)                                             15,643,623
                                                                                            -----------
CORPORATE BONDS -- 28.2%
Aetna Services Inc....................      A2/A        6.76%      08/15/01    5,500,000      5,534,375
Bear Steams Co........................      A2/A        6.50%      07/05/00    2,000,000      2,002,500
Finova Capital Corp...................    Baa 1/A-      6.63%      09/15/01    3,500,000      3,482,500
Ford Motor Credit Co..................      A1/A+       5.75%      01/25/01    2,000,000      1,955,000
General Motors Acceptance Corp........      A3/A-       7.13%      05/01/01    3,950,000      4,014,187
General Motors Acceptance Corp........      A3/A-       6.88%      07/15/01    2,000,000      2,017,500
Hartford Life, Inc....................      A2/A        6.90%      06/15/04    3,000,000      3,003,750
International Lease Finance Corp......      A1/A+       6.88%      05/01/01    4,000,000      4,040,000
Merrill Lynch & Co., Inc..............     Aa3/AA-      6.00%      01/15/01    2,000,000      1,970,000
Morgan Stanley Debentures.............      A1/A+       9.38%      06/15/01    4,165,000      4,550,263
Waste Management Inc..................      A3/A-       6.63%      07/15/02    2,000,000      1,990,000
                                                                                            -----------
TOTAL CORPORATE BONDS (COST $34,296,226)                                                     34,560,075
                                                                                            -----------
MEDIUM TERM NOTES -- 19.5%
Associates Corp. of North America
 Underwritten Senior Notes............     Aa3/AA-      6.75%      07/15/01    4,100,000      4,125,625
Fuji Bank.............................      A3/NR       7.30%      03/29/49    3,000,000      3,018,217
Ikon Capital Inc......................      A3/A-       6.73%      06/15/01    2,500,000      2,503,125
McDonnel Douglas Financial Corp.......      A2/AA       6.83%      05/21/01    4,000,000      4,035,000
NationsBank Corp......................      A1/A+       6.09%      12/14/01    5,000,000      4,887,500
Paine Webber Group, Series C..........    Baa1/BBB+     7.31%      08/09/00    3,000,000      3,048,750
Sears Roebuck Acceptance Corp.........      A2/A-       7.00%      06/15/07    2,200,000      2,202,750
                                                                                            -----------
TOTAL MEDIUM TERM NOTES (COST $23,734,148)                                                   23,820,967
                                                                                            -----------

See Notes to Financial Statements.

                                                                   MATUITY    PRINCIPAL       VALUE
             DESCRIPTION                                RATE        DATE        AMOUNT       (NOTE 2)
--------------------------------------                  -----     ---------   ----------   ------------
U.S. GOVERNMENT AGENCY
 OBLIGATIONS -- 4.7%
Federal Home Loan Mortgage Corp. Pool
 #160034..............................                  8.50%      12/01/07   $   56,471   $     59,418
Federal Home Loan Mortgage Corp. Pool
 #284343..............................                  8.00%      12/01/16        7,863          8,141
Federal Home Loan Mortgage Corp. Pool
 #297505..............................                  8.00%      06/01/17       17,628         18,349
Federal Home Loan Mortgage Corp. Pool
 #549837..............................                  8.00%      07/01/10      173,389        180,433
Federal Home Loan Mortgage Corp.
 Series #1501 Class G.................                  6.40%      05/15/18    2,300,000      2,288,621
Federal National Mortgage Association
 Pool #131579.........................                  6.50%      07/01/04      114,533        110,489
Federal National Mortgage Association
 Pool #286087.........................                  9.00%      06/01/24      675,990        697,748
Fncx ppl #303528......................                  6.00%      06/01/01    1,963,425      1,921,089
Government National Mortgage
 Association Pool #136688.............                  10.00%     09/15/15       25,611         28,432
Government National Mortgage
 Association Pool #166744.............                  10.00%     07/15/16      258,911        285,207
Government National Association Pool
 #209480..............................                  10.00%     07/15/17       78,783         86,785
Government National Mortgage
 Association Pool #227082.............                  10.00%     08/15/17      111,361        122,671
                                                                                            -----------
TOTAL U.S. GOVERNMENT AGENCY
 OBLIGATIONS..........................                                                        5,807,383
                                                                                            -----------
U.S. TREASURY OBLIGATIONS -- 32.5%
U.S. Treasury Notes...................                  7.75%      01/31/00   18,500,000     19,195,043
U.S. Treasury Notes...................                  5.63%      02/28/01    2,700,000      2,656,044
U.S. Treasury Notes...................                  5.88%      06/30/00   10,000,000      9,948,999
U.S. Treasury Notes...................                  7.00%      07/15/06    7,705,453      7,947,062
                                                                                            -----------
TOTAL U.S. TREASURY OBLIGATIONS (COST
 $38,022,147).........................                                                       39,747,148
                                                                                            -----------

                                                                                SHARES
                                                                              ----------
TEMPORARY INVESTMENTS -- 2.4%
Temporary Investment Cash Fund........                                        $1,458,382   $  1,458,382
Temporary Investment Fund.............                                         1,466,382      1,466,382
                                                                                            -----------
TOTAL TEMPORARY INVESTMENTS (COST $2,924,766)                                                 2,924,764
                                                                                            -----------
TOTAL INVESTMENTS -- 100.1% (COST $121,839,254)(a)                                          122,504,493
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.1)%                                                (166,158)
                                                                                            -----------
NET ASSETS -- 100.0%..................                                                     $122,338,335
                                                                                            ===========

---------------

Percentages indicated are based on net assets of $122,338,335.

(a) Represents cost for federal income tax and book purposes and differs from value by net unrealized depreciation of securities as follows:

       Unrealized appreciation......................................................  $  843,444
       Unrealized depreciation......................................................    (178,205)
                                                                                      ----------
       Net unrealized depreciation..................................................  $  665,239
                                                                                      ===========

(ZCB) Zero Coupon Bond

See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
  Investment in securities, at value (cost $484,721,532)..............  $592,908,748
  Dividend Receivable.................................................     1,014,093
  Interest Receivable.................................................        72,165
  Contribution receivable.............................................     1,439,225
  Variation margin receivable on futures contract.....................        49,500
  Deferred organization costs.........................................        17,313
  Prepaid expenses....................................................        48,594
                                                                        ------------
Total Assets..........................................................   595,549,638
                                                                        ------------
LIABILITIES
  Withdrawal payable..................................................     1,142,882
  Advisory fees payable...............................................       256,754
  Administration fees payable.........................................        25,676
  Audit fees payable..................................................        26,732
  Fund accounting fees and expense payable............................        46,817
  Custodian fees payable..............................................         3,795
  Legal fees payable..................................................        15,914
  Other accrued expenses..............................................       202,038
                                                                        ------------
Total Liabilities.....................................................     1,720,608
                                                                        ------------
NET ASSETS............................................................  $593,829,030
                                                                        ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investments in securities, at value (cost $121,839,254).............   $122,504,493
  Receivable for securities sold......................................      2,672,703
  Contribution receivable.............................................        297,651
  Interest receivable.................................................      1,428,852
  Deferred organization costs.........................................         17,243
  Prepaid expenses....................................................         12,014
                                                                         ------------
Total Assets..........................................................    126,932,956
                                                                         ------------
LIABILITIES:
  Withdrawal payable..................................................        385,769
  Payable for securities purchased....................................      4,122,829
  Advisory fees payable...............................................         15,191
  Audit fees payable..................................................         30,315
  Fund accounting fees payable........................................         10,020
  Legal fees payable..................................................          5,989
  Administration fees payable.........................................          2,270
  Other accrued expenses..............................................         22,238
                                                                         ------------
Total Liabilities.....................................................      4,594,621
                                                                         ------------
NET ASSETS............................................................   $122,338,335
                                                                         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividend income......................................................   $ 4,613,845
  Interest income......................................................       429,249
                                                                          -----------
    Total income.......................................................     5,043,094
                                                                          -----------
EXPENSES
  Advisory fees........................................................     1,754,959
  Administration fees..................................................       136,084
  Fund accounting fees and expenses....................................       140,530
  Audit fees...........................................................        12,735
  Custodian fees and expenses..........................................        35,526
  Legal fees...........................................................        22,373
  Trustees' fees.......................................................        12,703
  Amortization of organization costs...................................         6,992
  Other expenses.......................................................         8,063
                                                                          -----------
    Total Expenses.....................................................     2,129,965
  Less: Fee waivers and expense reimbursements.........................      (279,642)
                                                                          -----------
  Total Net Expenses...................................................     1,850,323
                                                                          -----------
Net Investment Income..................................................     3,192,771
                                                                          -----------
REALIZED/UNREALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................    34,879,065
  Net change in unrealized appreciation on investments and futures.....    35,352,626
                                                                          -----------
Net realized/unrealized gains on investments and futures...............    70,231,691
                                                                          -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................   $73,424,462
                                                                          ===========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest Income........................................................   $4,552,804
                                                                            ----------
EXPENSES:
  Advisory fees..........................................................      279,369
  Administration fees....................................................       35,656
  Fund accounting fees and expenses......................................       54,032
  Amortization of organization costs.....................................        6,992
  Audit fees.............................................................       16,650
  Legal fees.............................................................        6,655
  Directors fees.........................................................        3,566
  Other operating expenses...............................................       10,017
                                                                            ----------
        Total Expenses...................................................      412,937
Less: Fee waivers and reimbursements.....................................     (156,639)
                                                                            ----------
Total Net Expenses.......................................................      256,298
                                                                            ----------
NET INVESTMENT INCOME....................................................    4,296,506
                                                                            ----------
REALIZED/UNREALIZED (LOSSES) ON INVESTMENTS FROM MASTER INVESTMENT TRUST,
  SERIES I -- INVESTMENT GRADE BOND PORTFOLIO:
  Net realized losses on investment transactions.........................     (405,757)
  Net change in unrealized depreciation on investments...................    1,294,579
                                                                            ----------
  Net realized / unrealized losses on investments........................      888,822
                                                                            ----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.........................   $5,185,328
                                                                            ==========

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                           SIX MONTHS
                                                             ENDED
                                                           AUGUST 31,     YEAR ENDED
                                                              1997       FEBRUARY 28,
                                                          (UNAUDITED)        1997
                                                          ------------   ------------
INVESTMENT ACTIVITIES:
Operations:
  Net investment income.................................. $  3,192,771   $  5,845,867
  Net realized gains on investment transactions..........   34,879,065     62,491,398
  Net change in unrealized appreciation on investments...   35,352,626     26,358,970
                                                          ------------   ------------
  Change in net assets resulting from operations.........   73,424,462     94,696,235
                                                          ------------   ------------
Trust Share Transactions:
  Contributions..........................................  100,389,612    176,422,520
  Withdrawals............................................  (56,551,614)   (70,074,459)
                                                          ------------   ------------
Change in net assets from trust share transactions.......   43,837,998    106,348,061
                                                          ------------   ------------
Change in net assets.....................................  117,262,460    201,044,296
NET ASSETS
  Beginning of Period....................................  476,566,570    275,522,274
                                                          ------------   ------------
  End of Period.......................................... $593,829,030   $476,566,570
                                                          ============   ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                      SIX MONTHS ENDED
                                                      AUGUST 31, 1997        YEAR ENDED
                                                        (UNAUDITED)       FEBRUARY 28, 1997
                                                      ----------------    -----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income.............................    $  4,296,506        $   5,575,868
  Net realized gain (loss) on investment
    transactions....................................        (405,757)            (535,492)
  Net change in unrealized depreciation on
    investments.....................................       1,294,579             (681,210)
                                                        ------------         ------------
  Change in net assets resulting from operations....       5,185,328            4,359,166
                                                        ------------         ------------
TRUST SHARE TRANSACTIONS:
  Contributions.....................................      27,755,852           94,643,822
  Withdrawals.......................................     (49,759,764)         (26,135,644)
                                                        ------------         ------------
Change in net assets resulting from trust share
  transactions......................................     (22,003,912)          68,508,178
                                                        ------------         ------------
Change in net assets................................     (16,818,584)          72,867,344
NET ASSETS
  Beginning of Period...............................     139,156,919           66,289,575
                                                        ------------         ------------
  End of Period.....................................    $122,338,335        $ 139,156,919
                                                        ============         ============

---------------
See Notes to Financial Statements.

MASTER INVESTMENT TRUST, SERIES I
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Master Investment Trust, Series I (the "Trust"), a Delaware business trust, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. At August 31, 1997, the Trust consisted of two portfolios; the Blue Chip Portfolio (the "Blue Chip Portfolio") and Investment Grade Bond Portfolio (the "Bond Portfolio") (collectively the "Portfolios").

    The investment objective of the Blue Chip Portfolio is long term capital appreciation through investments in blue chip stocks. The investment objective of the Investment Grade Bond Portfolio is to obtain interest income and capital appreciation by investing in investment grade intermediate and longer term bonds, including corporate and Government fixed income obligations and mortgage backed securities.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, served as the Portfolio's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly owned subsidiary, BISYS Fund Services, Limited Partnership served as the Portfolios' administrator. Effective September 15, 1997, PFPC Inc., wholly owned subsidiary of PNC Bank Corp., serves as administrator for the Trust.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    Securities for which market quotations are readily available (other than debt securities with remaining maturities of 60 days or less) are valued at the last reported sales price on the securities exchange on which such securities are primarily traded or at the last reported sales price on the NASDAQ National Securities Market. Securities not listed on an exchange or the NASDAQ National Securities Market, or securities for which there were no transactions on the day of valuation, are valued at the mean of the most recent bid and ask prices. Bid price is used when no ask price is available. The Portfolio may use an independent pricing service, approved by the Board of Trustees, to value certain of its securities. Such prices reflect market values which may be established through the use of electronic data processing techniques and matrix systems. Restricted securities and securi-ties for which market quotations are not readily available, if any, are valued at fair value using methods approved by the Board of Trustees.

    Debt securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

FUTURES:

    A futures contract is an agreement to purchase or sell a specified quantity of an underlying instrument at a specified future date or to make or receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the Portfolio enters into the contract. Upon entering into such a contract the Portfolio is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the Portfolio agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Portfolio as unrealized gains or losses. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The Portfolio invests in futures contracts solely for the purpose of hedging its existing portfolio securities, or securities the Portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. The summary of open financial futures contracts at August 31, 1997 is included in the Blue Chip Portfolio's Schedule of Investments which is included elsewhere in this report.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    Securities transactions are accounted for on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are determined on the identified cost basis.

EXPENSES:

    Expenses directly attributable to a Portfolio are charged to that Portfolio, while general Trust expenses are allocated among the respective portfolios of the Trust.

FEDERAL INCOME TAXES:

    The Portfolios will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolios will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolios will be managed in such a way that an investor will be able to satisfy the require-ments of the Internal Revenue Code applicable to regulated investment companies.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Portfolios have an Investment Advisory Agreement with Bank of America and had an Administration Agreement with BISYS.

    As Adviser, Bank of America is responsible for managing the investment of the assets of the Portfolio in conformity with the stated objectives and policies of the Portfolio. Pursuant to the terms of the Investment Advisory Agreement, Bank of America is entitled to a fee, which is accrued daily and payable monthly, at an annual rate of 0.75% from March 1, 1997 through June 22, 1997, and 0.50% from June 23, 1997 through August 31, 1997 of the average daily net assets of the Portfolios. For the six months ended August 31, 1997, Bank of America waived $262,519, and $140,896 in fees as Adviser of the Blue Chip Portfolio and Bond Portfolio.

    As Administrator, BISYS assists in supervising the operations of the Portfolio. Pursuant to the terms of the Administration Agreement, BISYS was entitled to a fee which was accrued daily and payable monthly, at an annual rate of 0.05% of the Portfolio's average daily net assets. For the six months ended August 31, 1997, BISYS waived $17,123 and $15,473 in fees as Administrator of the Blue Chip Portfolio and Bond Portfolio.

    For services provided to the portfolios constituting the Trust, each Trustee receives an annual fee of $3,000 and a meeting fee of $500.

    For the six months ended August 31, 1997, the Blue Chip Portfolio and Bond Portfolio incurred legal expenses of $22,373 and $6,655, which were earned by a law firm, a partner of which serves as Secretary of the Trust.

    Certain officers of the Trust are affiliated with BISYS. Such persons are not paid directly by the Trust for serving in these capacities.

NOTE 4 -- SECURITIES TRANSACTIONS

    During the six months ended August 31, 1997, each Portfolio purchased and sold portfolio securities, excluding short-term securities, in the following amounts:

                      PURCHASES        SALES
                      =========      =========
Blue Chip Portfolio
 Common Stocks       $230,612,694   $181,509,424
Bond Portfolio
 U.S. Government     $ 48,542,025   $ 14,952,580
 Other                 30,379,434     80,454,007
                     ------------   ------------
   Total             $ 78,921,459   $ 95,406,587
                     ============   ============

NOTE 5 -- CONCENTRATION OF CREDIT RISK

    The Investment Grade Bond Portfolio had the following concentrations by industry sector at August 31, 1997 (as a percentage of total investments):

Asset-Backed Securities...............   12.8
Corporate Bonds.......................   28.2
Medium Term Notes.....................   19.5
Temporary Investments.................    2.4
U.S. Government Agency Obligations....    4.7
U.S. Treasury Notes...................   32.4
                                        -----
                                        100.0%
                                        ======

MASTER INVESTMENT TRUST, SERIES I --
BLUE CHIP PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                                        SIX MONTHS
                                           ENDED                                YEAR ENDED
                                        AUGUST 31,     ------------------------------------------------------------
                                           1997        FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                                        (UNAUDITED)        1997            1996            1995           1994*
                                        -----------    ------------    ------------    ------------    ------------
Ratio of expenses to average net
 assets...............................       0.75%**         0.62%          0.31%           0.17%           0.27%**
Ratio of net investment income to
 average net assets...................       1.30%**         1.62%          2.16%           2.30%           1.97%**
Ratio of expenses to average net
 assets(a)............................       0.87%**         0.90%          0.90%           0.97%           1.07%**
Ratio of net investment income to
 average net assets(a)................       1.19%**         1.34%          1.57%           1.50%           1.17%**
Portfolio Turnover....................         35%             91%           108%             44%             86%
Average Commission rate paid(b).......    $0.0506        $ 0.0530             --              --              --

---------------

(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

(b) Represents the dollar amount of commissions paid on Portfolio transactions divided by the total number of shares purchased and sold for which commissions were charged.

  * For the period December 6, 1993 (commencement of operations) through February 28, 1994.

 ** Annualized.

MASTER INVESTMENT TRUST, SERIES I --
INVESTMENT GRADE BOND PORTFOLIO
--------------------------------------------------------------------------------

Supplementary Data
--------------------------------------------------------------------------------

                          FOR THE SIX                               YEAR ENDED
                         MONTHS ENDED      ------------------------------------------------------------
                        AUGUST 31, 1997    FEBRUARY 28,    FEBRUARY 29,    FEBRUARY 28,    FEBRUARY 28,
                          (UNAUDITED)          1997            1996            1995           1994*
                        ---------------    ------------    ------------    ------------    ------------
Ratio of expenses to
 average net assets...        0.36%**          0.35%           0.18%           0.25%           0.41%**
Ratio of net
 investment income to
 average net assets...        6.03%**          5.86%           6.47%           6.22%           4.93%**
Ratio of expenses to
 average net
 assets(a)............        0.58%**          0.65%           0.68%           0.75%           0.91%**
Ratio of net
 investment income to
 average net
 assets(a)............        5.81%**          5.56%           5.97%           5.72%           4.43%**
Portfolio Turnover....          59%              83%            172%            240%             32%

---------------
(a) During the period, certain fees were voluntarily reduced and expenses reimbursed. If such voluntary fee reductions and expense reimbursements had not occurred, the ratios would have been as indicated.

 * For the period December 6, 1993 (commencement of operations) through February 28, 1994.

** Annualized.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Portfolio of Investments
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANK NOTES -- 3.8%
DOMESTIC -- 3.2%
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 1/9/98)*..............     A1/P1      5.61%     09/09/97   $ 25,000,000   $   24,999,318
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 4/15/98)*.............     A1/P1      5.62%     09/15/97     50,000,000       50,000,000
 American Express Centurion Bank
   Monthly Variable Rate (final
   maturity 6/26/98)*.............     A1/P1      5.60%     09/26/97     25,000,000       25,000,000
 Bank of New York.................     A1/P1      6.10%     05/22/98     25,000,000       24,981,100
 Huntington National Bank.........     A1/P1      5.94%     08/31/98     50,000,000       49,971,415
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   10/01/97)*.....................     A1/P1      5.52%     09/02/97     25,000,000       24,998,382
 PNC Bank, N.A., Monthly Variable
   Rate (final maturity
   11/25/97)*.....................     A1/P1      5.52%     09/25/97     50,000,000       49,963,450
                                                                                      --------------
TOTAL DOMESTIC BANK NOTES.........                                                       249,913,665
                                                                                      --------------
FOREIGN -- 0.6%
 Abbey National Treasury Services,
   PLC............................     A1/P1      6.00%     06/17/98     50,000,000       49,997,726
                                                                                      --------------
TOTAL BANK NOTES (AMORTIZED COST
 $299,911,391)....................                                                       299,911,391
                                                                                      --------------
CERTIFICATE OF DEPOSIT -- 18.9%
DOMESTIC -- 5.0%
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   07/21/98)*.....................     A1/P1      5.65%     09/02/97     25,000,000       24,989,321
 Bankers Trust Company, Daily
   Variable Rate (final maturity
   9/30/97)*......................     A1/P1      5.62%     09/02/97     50,000,000       49,997,695
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   10/16/97)*.....................     A1/P1      5.50%     09/03/97     25,000,000       24,997,139
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   12/10/97)*.....................     A1/P1      5.56%     09/03/97     25,000,000       24,996,575
 Bankers Trust Company, Weekly
   Variable Rate (final maturity
   07/07/98)*.....................     A1/P1      5.66%     09/03/97     50,000,000       49,971,403
 Crestar Bank.....................     A1/P1      5.49%     09/19/97     25,000,000       25,000,000
 Crestar Bank.....................     A1/P1      5.63%     11/20/97     50,000,000       50,001,644
 Crestar Bank.....................     A1/P1      5.80%     04/08/98     50,000,000       50,000,000
 Crestar Bank.....................     A1/P1      5.86%     07/20/98     50,000,000       49,991,561
 Morgan Guaranty Trust Company....     A1/P1      5.80%     07/28/98     25,000,000       24,991,346
 Morgan Guaranty Trust Company....     A1/P1      5.87%     08/06/98     25,000,000       24,993,337
                                                                                      --------------
TOTAL DOMESTIC....................                                                       399,930,021
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
EURO -- 0.9%
 Sumitomo Bank, Ltd., London......     A1/P1      5.76%     10/15/97   $ 50,000,000   $   50,000,602
 Sumitomo Bank, Ltd., London......     A1/P1      5.77%     10/17/97     25,000,000       25,000,315
                                                                                      --------------
TOTAL EURO........................                                                        75,000,917
                                                                                      --------------
YANKEE -- 13.0%
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.85%     01/07/98     25,000,000       24,996,564
 Bank of Tokyo Mitsubishi, New
   York...........................     A1/P1      5.88%     01/13/98     25,000,000       24,998,244
 Banque National de Paris,
   Chicago........................     A1/P1      5.97%     07/01/98     25,000,000       24,984,140
 Banque National de Paris,
   Chicago........................     A1/P1      5.89%     07/21/98     25,000,000       24,993,240
 Banque National de Paris,
   Chicago........................     A1/P1      5.80%     07/31/98     25,000,000       24,989,085
 Banque National de Paris, New
   York...........................     A1/P1      5.75%     02/26/98     25,000,000       24,994,054
 BHF Bank of Aktiengesellschaft,
   New York, Monthly Variable Rate
   (final maturity 8/13/98)*......     A1/P1      5.56%     09/15/97     50,000,000       49,981,553
 Canadian Imperial Bank of
   Commerce, New York.............     A1/P1      5.87%     08/11/98     25,000,000       24,980,849
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.83%     09/02/97     25,000,000       25,000,007
 Dai-Ichi Kangyo Bank, Ltd., New
   York...........................     A1/P1      5.94%     12/16/97     55,500,000       55,511,349
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.94%     12/04/97     50,000,000       50,001,267
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/10/97     50,000,000       50,001,356
 Industrial Bank of Japan, New
   York...........................     A1/P1      5.80%     12/11/97     50,000,000       50,001,369
 Istituto Bancario San Paolo Di
   Torino, New York...............     A1/P1      5.87%     07/20/98     50,000,000       49,987,345
 Landesbank Hessen-Thuringen
   Girozentrale, New York.........     A1/P1      5.94%     06/19/98     25,000,000       24,988,570
 National Australia Bank, New
   York...........................     A1/P1      5.80%     10/03/97     25,000,000       24,999,843
 National Bank of Canada, New
   York...........................     A1/P1      6.15%     05/15/98     44,000,000       43,984,023
 National Bank of Canada, New
   York...........................     A1/P1      6.14%     06/05/98     25,000,000       24,996,188
 Royal Bank of Canada, New York...     A1/P1      5.58%     12/11/97     25,000,000       24,991,983
 Royal Bank of Canada, New York...     A1/P1      5.65%     03/03/98     80,000,000       79,942,894
 Societe Generale Bank, New York..     A1/P1      5.77%     01/09/98     25,000,000       24,996,590
 Societe Generale Bank, New York..     A1/P1      5.59%     11/14/97     30,000,000       30,001,283
 Societe Generale Bank, New York..     A1/P1      5.73%     10/15/97     15,000,000       15,002,168
 Societe Generale Bank, New York..     A1/P1      5.77%     01/07/98     25,000,000       24,997,481
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 1/15/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,994,305
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 6/16/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,988,571
 Societe Generale Bank, New York,
   Daily Variable Rate (final
   maturity 8/25/98)*.............     A1/P1      5.73%     09/02/97     25,000,000       24,985,793

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
YANKEE -- (CONTINUED)
 Societe Generale Bank, New York,
   Quarterly Variable Rate (final
   maturity 12/24/97)*............     A1/P1      5.68%     09/24/97   $ 25,000,000   $   24,994,534
 Sumitomo Bank Ltd., New York.....     A1/P1      5.60%     09/08/97     25,000,000       24,999,846
 Westdeutsche Landes Bank Girozen
   Trole, New York................     A1/P1      5.78%     07/31/98     35,000,000       34,992,741
 Westpac Banking Corp., New
   York...........................     A1/P1      5.83%     01/22/98     25,000,000       24,998,125
 Westpac Banking Corp., New
   York...........................     A1/P1      5.93%     08/12/98     25,000,000       24,990,964
                                                                                      --------------
TOTAL YANKEE......................                                                     1,034,266,324
                                                                                      --------------
TOTAL CERTIFICATE OF DEPOSIT
 (AMORTIZED COST
 $1,509,197,262)..................                                                     1,509,197,262
                                                                                      --------------
COMMERCIAL PAPER -- 31.5%
DOMESTIC -- 26.9%
ASSET BACKED SECURITIES -- 9.3%
 Aesop Funding Corp...............     A1/P1      5.52%     09/19/97     33,300,000       33,208,092
 Aesop Funding Corp...............     A1/P1      5.52%     09/22/97     30,000,000       29,903,400
 Aesop Funding Corp...............     A1/P1      5.55%     10/02/97     40,000,000       39,808,833
 Banc One Funding Corp............     A1/P1      5.53%     10/17/97     37,687,000       37,420,699
 Beta Finance Inc.................     A1/P1      5.53%     09/24/97     50,000,000       49,823,347
 CC USA Inc.......................     A1/P1      5.54%     11/05/97     21,500,000       21,284,940
 CC USA Inc.......................     A1/P1      5.55%     02/02/98     50,000,000       48,812,917
 Corporate Asset Funding
   Company........................     A1/P1      5.52%     10/17/97     50,000,000       49,647,333
 Corporate Asset Funding
   Company........................     A1/P1      5.54%     10/27/97     50,000,000       49,569,111
 Enterprise Funding Corp. (b).....     A1/P1      5.52%     10/14/97     19,400,000       19,272,089
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     25,364,000       25,109,832
 Enterprise Funding Corp. (b).....     A1/P1      5.55%     11/05/97     44,317,000       43,872,907
 Golden Managers Acceptance
   Corp...........................     A1/P1      5.55%     09/19/97     45,000,000       44,875,125
 Gotham Funding Corp.(b)..........     A1/P1      5.70%     12/29/97     25,000,000       24,528,958
 Riverwood Funding Corp...........     A1/P1      5.52%     09/23/97     42,500,000       42,356,633
 Riverwood Funding Corp...........     A1/P1      5.52%     09/26/97     50,000,000       49,808,333
 Sigma Finance Inc................     A1/P1      5.55%     10/14/97     50,000,000       49,668,542
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/04/97     35,000,000       34,655,911
 World Omni Vehicle Leasing Inc...     A1/P1      5.53%     11/05/97     50,000,000       49,500,764
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       743,127,766
                                                                                      --------------
AUTOMOBILES -- 3.5%
 American Honda Finance Corp......     F1/P1      5.54%     10/22/97     30,000,000       29,764,550
 American Honda Finance Corp......     F1/P1      5.55%     11/07/97     40,000,000       39,586,833
 Daimler-Benz North America
   Corp...........................     A1/P1      5.61%     09/08/97     25,000,000       24,972,729
 Daimler-Benz North America
   Corp...........................     A1/P1      5.51%     11/06/97     50,000,000       49,494,917
 Daimler-Benz North America
   Corp...........................     A1/P1      5.52%     12/03/97     33,908,000       33,424,472
 General Motors Acceptance Corp...     P1/D1      5.40%     09/12/97     50,000,000       49,917,500
 General Motors Acceptance Corp...     P1/D1      5.82%     11/05/97     50,000,000       49,474,583
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       276,635,584
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
BANKING -- 3.3%
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   11/7/97)*......................     A1/P1      5.72%     09/02/97   $ 25,000,000   $   25,000,000
 Bankers Trust, New York, Daily
   Variable Rate (final maturity
   1/9/98)*.......................     A1/P1      5.74%     09/02/97     50,000,000       50,000,000
 Svenska Handelsbanken, Inc.......     A1/P1      5.52%     12/22/97     49,890,000       49,033,222
 Unifunding, Inc..................     A1/P1      5.52%     10/20/97     36,000,000       35,729,520
 Unifunding, Inc..................     A1/P1      5.55%     11/18/97     50,000,000       49,398,750
 Unifunding, Inc..................     A1/P1      5.56%     12/11/97     50,000,000       49,220,056
                                                                                      --------------
TOTAL BANKING.....................                                                       258,381,548
                                                                                      --------------
BROKERAGE SERVICES -- 3.1%
 Lehman Brothers Holdings, Inc....     A1/F1      5.57%     09/19/97     50,000,000       49,860,750
 Lehman Brothers Holdings, Inc....     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
 Lehman Brothers Holdings, Inc.,
   Weekly Variable Rate (final
   maturity 4/03/98)*.............     A1/F1      5.78%     09/08/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc.........     A1/P1      5.53%     12/12/97     25,000,000       24,608,292
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Merrill Lynch & Co., Inc.........     A1/P1      5.75%     02/27/98     25,000,000       24,285,243
 Smith Barney Holdings, Inc.......     A1/P1      5.52%     10/06/97     50,000,000       49,731,667
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       247,466,716
                                                                                      --------------
CHEMICALS-DIVERSIFIED -- 0.2%
 AKZO Nobel Inc...................     A1/P1      5.62%     10/10/97     20,000,000       19,878,233
                                                                                      --------------
CONGLOMERATES -- 0.3%
 B.A.T. Capital Corp..............     A1/P1      5.62%     09/03/97     25,000,000       24,992,194
                                                                                      --------------
CONSUMER NON-DURABLES -- 1.6%
 Newell Co........................     A1/D1      5.54%     09/29/97     40,000,000       39,827,644
 Newell Co........................     A1/D1      5.55%     10/29/97     50,000,000       49,552,917
 Newell Co........................     A1/D1      5.56%     11/05/97     40,000,000       39,598,444
                                                                                      --------------
TOTAL CONSUMER NON-DURABLES.......                                                       128,979,005
                                                                                      --------------
FINANCE COMPANIES -- 1.7%
 Countrywide Home Loans, Inc......     A1/F1      5.63%     09/02/97     34,000,000       33,994,683
 Countrywide Home Loans, Inc......     A1/F1      5.60%     09/19/97     25,000,000       24,930,000
 Countrywide Home Loans, Inc......     A1/F1      5.52%     10/22/97     50,000,000       49,609,000
 Countrywide Home Loans, Inc......     A1/F1      5.55%     11/19/97     25,000,000       24,695,521
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       133,229,204
                                                                                      --------------
INSURANCE -- 0.3%
 Marsh & Mclennan Companies,
   Inc............................     A1/P1      5.75%     02/20/98     28,000,000       27,230,778
                                                                                      --------------
PUBLISHING -- 0.6%
 Tribune Company..................     A1/F1      5.55%     10/22/97     20,000,000       19,842,750
 Tribune Company..................     A1/F1      5.65%     12/22/97     25,000,000       24,560,556
                                                                                      --------------
TOTAL PUBLISHING..................                                                        44,403,306
                                                                                      --------------
RELOCATION SERVICES -- 0.7%
 PHH Corporation..................     A1/P1      5.58%     09/19/97     25,000,000       24,930,250
 PHH Corporation..................     A1/P1      5.52%     10/31/97     35,000,000       34,678,000
                                                                                      --------------
TOTAL RELOCATION SERVICES.........                                                        59,608,250
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
SOVEREIGN ISSUES -- 0.6%
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     11/05/97   $ 29,500,000   $   29,205,451
 Government Development Bank of
   Puerto Rico....................    A1/TBW1     5.53%     12/03/97     15,700,000       15,475,712
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                        44,681,163
                                                                                      --------------
UTILITIES -- 1.7%
 Duke Capital Corp................                5.56%     10/06/97     88,955,000       88,473,770
 Edison International.............     A1/P1      5.60%     10/22/97     50,000,000       49,603,333
                                                                                      --------------
TOTAL UTILITIES...................                                                       138,077,103
                                                                                      --------------
TOTAL DOMESTIC COMMERCIAL PAPER...                                                     2,146,690,850
                                                                                      --------------
FOREIGN -- 4.6%
AIR TRANSPORTATION -- 1.0%
 BAA PLC..........................     A1/P1      5.53%     12/03/97     76,410,000       75,318,419
                                                                                      --------------
BUILDING SOCIETY -- 0.9%
 Bradford & Bingley Building
   Society........................     A1/P1      5.62%     12/29/97     50,000,000       49,071,139
 Bradford & Bingley Building
   Society........................     A1/P1      5.56%     02/17/98     25,000,000       24,347,472
                                                                                      --------------
TOTAL BUILDING SOCIETY............                                                        73,418,611
                                                                                      --------------
OIL AND GAS -- 0.5%
 Repsol International Finance.....     A1/P1      4.98%     09/09/97     40,000,000       39,950,222
                                                                                      --------------
SOVEREIGN ISSUES -- 1.6%
 Cades............................     A1/P1      5.39%     10/03/97     50,000,000       49,760,667
 Cades............................     A1/P1      5.41%     10/10/97     25,000,000       24,853,479
 Cades............................     A1/P1      5.44%     11/14/97     50,000,000       49,440,889
                                                                                      --------------
TOTAL SOVEREIGN ISSUES............                                                       124,055,035
                                                                                      --------------
TELECOMMUNICATIONS -- 0.6%
 Alcatel Alsthom, Inc.............     A1/P1      5.60%     12/16/97     50,000,000       49,175,556
                                                                                      --------------
TOTAL FOREIGN COMMERCIAL PAPER....                                                       361,917,843
                                                                                      --------------
TOTAL COMMERCIAL PAPER (AMORTIZED
 COST $2,508,608,693).............                                                     2,508,608,693
                                                                                      --------------
CORPORATE BOND -- 15.3%
ASSET BACKED SECURITIES -- 2.5%
 CC USA, Inc......................     A1/P1      6.18%     05/26/98     20,000,000       20,002,393
 Ciesco, L.P., Monthly Variable
   Rate (final maturity
   2/10/98)*......................     A1/P1      5.57%     09/12/97     75,000,000       74,996,671
Sigma Finance, Inc................     A1/P1      5.92%     03/05/98     50,000,000       49,991,984
Sigma Finance, Inc., Daily
 Variable Rate (final maturity
 7/27/98)*........................     A1/P1      5.68%     09/02/97     50,000,000       49,999,104
                                                                                      --------------
TOTAL ASSET BACKED SECURITIES.....                                                       194,990,152
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
AUTOMOBILES -- 2.3%
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/6/98)*..............     F1/P1      5.79%     10/06/97   $ 50,000,000   $   49,994,265
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 4/9/98)*..............     F1/P1      5.75%     10/09/97     24,000,000       24,001,339
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 7/27/98)*.............     F1/P1      5.72%     10/27/97     45,000,000       45,000,000
 American Honda Finance Corp.,
   Quarterly Variable Rate (final
   maturity 6/16/98)*.............     F1/P1      5.81%     06/16/98     20,000,000       20,000,000
 Ford Motor Credit Corp...........     A1/P1      7.13%     12/01/97     25,000,000       25,089,658
 General Motors Acceptance Corp.,
   Quarterly Variable Rate (final
   maturity 1/20/98)*.............     F1/D1      5.82%     10/20/97     20,000,000       20,004,971
                                                                                      --------------
TOTAL AUTOMOBILES.................                                                       184,090,233
                                                                                      --------------
BANKING -- 0.6%
 Compagnie Bancaire USA Funding,
   Daily Variable Rate (final
   maturity 5/15/98)*.............     A1/P1      5.79%     09/02/97     50,000,000       49,996,031
                                                                                      --------------
BROKERAGE SERVICES -- 4.5%
 Bear Stearns Companies, Inc.,
   Series B, Daily Variable Rate
   (final maturity 3/17/98)*......     A1/P1      5.70%     09/02/97     75,000,000       75,000,000
 Bear Stearns Companies, Inc.,
   Series B, Monthly Variable Rate
   (final maturity 4/1/98)*.......     A1/P1      5.78%     09/02/97     18,000,000       18,015,439
 C. S. First Boston, Inc., Daily
   Variable Rate (final maturity
   7/21/98)*......................     A1/P1      5.67%     09/02/97     50,000,000       50,000,000
 C. S. First Boston, Inc., Weekly
   Variable Rate (final maturity
   5/15/98)*......................     A1/P1      5.61%     09/03/97     50,000,000       50,000,000
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   11/20/97)*.....................     A1/P1      5.56%     09/03/97     50,000,000       49,997,874
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   1/29/98)*......................     A1/P1      5.59%     09/03/97     50,000,000       49,995,999
 Merrill Lynch & Co., Inc., Weekly
   Variable Rate (final maturity
   3/4/98)*.......................     A1/P1      5.61%     09/03/97     19,000,000       18,985,204
 Merrill Lynch & Co., Inc.,
   Quarterly Variable Rate (final
   maturity 11/13/97)*............     A1/P1      5.68%     11/13/97     50,000,000       49,997,008
                                                                                      --------------
TOTAL BROKERAGE SERVICES..........                                                       361,991,524
                                                                                      --------------
CONGLOMERATES -- 0.3%
Philip Morris Co., Inc............     A1/P1      9.00%     05/15/98     22,625,000       23,054,018
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
FINANCE COMPANIES -- 2.1%
 Associates Corp., North America..     A1/P1      6.63%     11/15/97   $ 20,000,000   $   20,037,809
 CIT Group Holdings, Inc..........     A1/P1      7.00%     09/30/97     29,700,000       29,728,947
 Dean Witter Discover & Co........     A1/P1      6.00%     03/01/98     15,000,000       15,009,675
 Household Finance Corp., Daily
   Variable Rate (final maturity
   5/28/98)*......................     A1/P1      5.72%     09/02/97     50,000,000       50,000,000
 Household Finance Corp., Monthly
   Variable Rate (final maturity
   9/15/98)*......................     A1/P1      5.70%     09/15/97     50,000,000       50,043,350
                                                                                      --------------
TOTAL FINANCE COMPANIES...........                                                       164,819,781
                                                                                      --------------
LEASING -- 1.8%
 Sanwa Business Credit Corp.,
   Daily Variable Rate (final
   maturity 4/17/98)*.............     P1/D1      5.84%     09/02/97     25,000,000       25,000,000
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 12/08/97)*............     P1/D1      5.80%     09/08/97     30,000,000       30,011,824
 Sanwa Business Credit Corp.,
   Monthly Variable Rate (final
   maturity 4/29/98)*.............     P1/D1      5.76%     09/29/97     25,000,000       25,013,500
 Sanwa Business Credit Corp.,
   Quarterly Variable Rate (final
   maturity 2/6/98)*..............     P1/D1      5.72%     11/06/97     25,000,000       24,998,918
USL Capital Corp., Series D,
 Quarterly Variable Rate (final
 maturity 4/22/98)*...............     P1/F1      5.83%     10/22/97     34,000,000       34,022,741
                                                                                      --------------
TOTAL LEASING.....................                                                       139,046,983
                                                                                      --------------
RELOCATION SERVICES -- 0.6%
 PHH Corporation, Monthly Variable
   Rate (final maturity
   6/24/98)*......................     A1/P1      5.63%     09/24/97     50,000,000       50,000,000
                                                                                      --------------
RETAILING -- 0.6%
 Sears Roebuck Acceptance Corp....     P1/F1      5.74%     10/02/97     50,000,000       49,999,569
                                                                                      --------------
TOTAL CORPORATE BOND (AMORTIZED
 COST $1,217,988,291).............                                                     1,217,988,291
                                                                                      --------------
MASTER NOTE -- 7.5%
 Goldman Sachs Group L.P. (final
   maturity 1/16/98)*.............     A1/P1      5.83%     09/02/97    300,000,000      300,000,000
 Morgan Stanley Group, Inc. (final
   maturity 3/24/98)*.............     A1/P1      5.79%     09/02/97    300,000,000      300,000,000
                                                                                      --------------
TOTAL MASTER NOTE (AMORTIZED COST
 $600,000,000)....................                                                       600,000,000
                                                                                      --------------

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- 23.6%
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $50,833,610
 (Collateralized by $50,930,000
 various U.S. Government
 Obligations, 6.15%-7.55%,
 1/27/00 -- 6/10/04, market
 value -- $51,819,652)............                5.60%     09/02/97   $ 50,802,000   $   50,802,000
CIBC Wood Gundy Securities, Inc.,
 dated 8/29/97, with a maturity
 value of $80,049,956
 (Collateralized by $80,725,000
 U.S. Government Obligations,
 6.40%-6.50%, 5/2/01 -- 2/25/02,
 market value -- $81,602,028).....                5.62%     09/02/97     80,000,000       80,000,000
First Chicago Capital Markets,
 Inc., dated 8/29/97, with a
 maturity value of $150,093,833
 (Collateralized by $157,483,000
 various U.S. Government
 Obligations, 0.00% -- 7.89%,
 9/11/97 -- 8/15/03, market
 value -- $153,001,916)...........                5.63%     09/02/97    150,000,000      150,000,000
First National Bank of Chicago,
 dated 8/29/97, with a maturity
 value of $50,031,278
 (Collateralized by $51,390,000
 Federal National Mortgage
 Association Note, 7.02%, 8/28/07,
 market value -- $51,004,575).....                5.63%     09/02/97     50,000,000       50,000,000
Fuju Securities, Inc., dated
 8/29/97, with a maturity value of
 $300,187,000 (Collateralized by
 $318,677,000 various U.S.
 Government Obligations, 0.00% --
 10.35%, 9/4/97 -- 8/15/26, market
 value -- $306,000,902)...........                5.61%     09/02/97    300,000,000      300,000,000
HSBC Securities, Inc., dated
 8/29/97, with a maturity value of
 $350,218,556 (Collateralized by
 $351,407,000 various U.S.
 Government Obligations, 0.00%-
 9.25%, 9/2/97 -- 6/15/07, market
 value -- $357,001,503)...........                5.62%     09/02/97    350,000,000      350,000,000
Lehman Brothers, Inc., dated
 8/29/97, with a maturity value of
 $41,031,969 (Collateralized by
 $69,764,000 U.S. Treasury Notes,
 0.00%, 8/15/03 -- 11/15/08,
 market value -- $41,828,863).....                5.48%     09/02/97     41,007,000       41,007,000

---------------
See Notes to Financial Statements.

                                      RATINGS
                                    ASSIGNED BY                                         AMORTIZED
                                     N.R.S.R.O.             MATURITY    PRINCIPAL          COST
           DESCRIPTION              (UNAUDITED)   RATE        DATE        AMOUNT         (NOTE 2)
----------------------------------  ------------  -----     --------   ------------   --------------
REPURCHASE AGREEMENTS(C) -- (CONTINUED)
Merrill Lynch Securities, dated
 8/29/97, with a maturity value of
 $100,062,444 (Collateralized by
 $115,399,948 Federal National
 Mortgage Association Notes,
 5.50% -- 9.00%, 3/1/03 -- 9/1/26,
 market value -- $102,002,243)....                5.62%     09/02/97   $100,000,000   $  100,000,000
NationsBanc, Inc., dated 8/29/97,
 with a maturity value of
 $230,143,750 (Collateralized by
 $233,746,164 various U.S.
 Government Obligations, 0.00% --
 9.50%, 9/2/97 -- 8/1/27, market
 value -- $234,600,486)...........                5.63%     09/02/97    230,000,000      230,000,000
Nomura Securities, Inc., dated
 8/29/97, with a maturity value of
 $200,124,667 (Collateralized by
 $265,004,426 Government National
 Mortgage Association Notes,
 6.00% -- 10.00%,
 1/1/00 -- 8/20/27, market
 value -- $204,000,000)...........                5.61%     09/02/97    200,000,000      200,000,000
Prudential Securities, Inc., dated
 8/29/97, with a maturity value of
 $250,155,556 (Collateralized by
 $324,844,908 various U.S.
 Government Obligations, 0.00%-
 10.00%, 1/15/98 -- 8/1/27, market
 value -- $255,000,250)...........                5.60%     09/02/97    250,000,000      250,000,000
Smith Barney, Inc., dated 8/29/97,
 with a maturity value of
 $80,049,778 (Collateralized by
 $117,897,650 various U.S.
 Government Obligations,0.00% --
 8.00%, 7/15/08 -- 2/1/27, market
 value -- $81,600,397)............                5.60%     09/02/97     80,000,000       80,000,000
                                                                                      --------------
TOTAL REPURCHASE AGREEMENT
 (AMORTIZED COST
 $1,881,809,000)..................                                                     1,881,809,000
                                                                                      --------------
TOTAL INVESTMENTS -- 100.6%
 (AMORTIZED COST
 $8,017,514,637)(a)...............                                                     8,017,514,637
                                                                                      --------------
LIABILITIES IN EXCESS OF OTHER
 ASSETS -- (0.6%).................                                                       (45,980,584)
                                                                                      --------------
NET ASSETS -- 100.0%..............                                                    $7,971,534,053
                                                                                      ==============

---------

Percentages indicated are based on net assets of $7,971,534,053.
(a) Cost for federal income tax and financial reporting purposes are substantially the same.
(b) Private placement security.
(c) The range of coupon rates and maturity dates are shown.
PLC -- Public Liability Company.
N.R.S.R.O. Nationally Recognized Statistical Ratings Organization. Rating
           agencies that are included within the N.R.S.R.O. category are: S&P, Moody's, Fitch Investors Services, Duff & Phelps, IBCA, and Thomsons Bank Watch.
A1   -- Highest rating assigned by S&P and IBCA.
P1   -- Highest rating assigned by Moody's.
F1   -- Highest rating assigned by Fitch Investors.
D1   -- Highest rating assigned by Duff.
TBW1 -- Highest rating assigned by Thomsons Bank Watch.
Note: S&P and Moody's ratings have been used, unless another service has assigned the security a higher rating.
* Variable rate security. Maturity date reflects the next interest rate change date.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Statement of Assets and Liabilities
August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

ASSETS:
Investments in securities, at value (amortized cost $6,135,705,637)....................   $6,135,705,637
Repurchase agreements (cost $1,881,809,000)............................................    1,881,809,000
Cash...................................................................................           26,337
Interest Receivable....................................................................       41,624,568
Receivable for capital shares sold.....................................................      184,015,784
Receivable for investment securities sold..............................................    2,083,305,000
Prepaid expenses.......................................................................        1,290,198
                                                                                          --------------
    Total Assets.......................................................................   10,327,776,524
                                                                                          --------------
LIABILITIES:
Dividends payable......................................................................       35,043,189
Payable for investment securities purchased............................................    1,981,823,530
Payable for capital shares redeemed....................................................      335,925,601
Investment advisory fees payable.......................................................          602,283
Administration fees payable............................................................          660,579
Special management fees payable (Pacific Horizon Shares)...............................          617,556
Shareholder service fees payable (Horizon Service Shares)..............................          661,706
Shareholder service fees payable (S Shares)............................................           27,167
Shareholder service fees payable (X Shares)............................................           98,980
Shareholder service fees payable (Y Shares)............................................            3,830
12b-1 fees payable (X Shares)..........................................................          100,240
12b-1 fees payable (Y Shares)..........................................................           11,489
Custodian and fund accounting fees payable.............................................          146,903
Transfer agent fees payable............................................................           27,764
Other accrued expenses.................................................................          491,654
                                                                                          --------------
    Total Liabilities..................................................................    2,356,242,471
                                                                                          --------------
NET ASSETS.............................................................................   $7,971,534,053
                                                                                          ==============
Net Assets:
Pacific Horizon Shares.................................................................   $2,257,973,852
Horizon Shares.........................................................................    2,021,874,087
Horizon Service Shares.................................................................    3,129,562,849
S Shares...............................................................................      118,539,347
Y Shares...............................................................................       36,737,587
X Shares...............................................................................      406,846,331
                                                                                          --------------
    Total..............................................................................   $7,971,534,053
                                                                                          ==============
Shares Outstanding ($0.001 par value, 120 billion):
   Pacific Horizon Shares..............................................................    2,258,185,450
   Horizon Shares......................................................................    2,022,168,081
   Horizon Service Shares..............................................................    3,129,427,668
   S Shares............................................................................      118,538,233
   Y Shares............................................................................       36,737,583
   X Shares............................................................................      406,811,237
                                                                                          --------------
    Total..............................................................................    7,971,868,252
                                                                                          ==============
NET ASSET VALUE, OFFERING PRICE, AND REDEMPTION PRICE PER SHARE........................            $1.00
                                                                                                     ===
COMPOSITION OF NET ASSETS:
Shares of common stock, at par.........................................................   $    7,971,868
Additional paid-in capital.............................................................    7,963,495,319
Accumulated undistributed net investment income........................................        3,514,158
Accumulated net realized losses on investment transactions.............................       (3,447,292)
                                                                                          --------------
NET ASSETS, AUGUST 31, 1997............................................................   $7,971,534,053
                                                                                          ==============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Statement of Operations
For the six months ended August 31, 1997 (Unaudited)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Interest.............................................................  $209,184,808
                                                                         ------------
EXPENSES:
  Investment advisory fees.............................................     3,360,652
  Administration fees..................................................     3,679,805
  Special management fees (Pacific Horizon Shares).....................     3,625,502
  Shareholder service fees (Horizon Service Shares)....................     3,857,672
  Shareholder service fees (S Shares)..................................        53,805
  Shareholder service fees (X Shares)..................................       375,826
  Shareholder service fees (Y Shares)..................................         3,907
  12b-1 fees (S Shares)................................................        16,388
  12b-1 fees (X Shares)................................................       450,991
  12b-1 fees (Y Shares)................................................        11,722
  Custodian and fund accounting fees...................................       380,182
  Transfer Agent fees..................................................       162,342
  Legal fees...........................................................       295,692
  Other expenses.......................................................       683,860
                                                                         ------------
        Total Expenses.................................................    16,958,346
  Less: Fee waivers....................................................            --
Expenses paid by third parties.........................................            --
                                                                         ------------
Total Net Expenses.....................................................    16,958,346
                                                                         ------------
NET INVESTMENT INCOME..................................................   192,226,462
                                                                         ------------
NET REALIZED GAINS ON INVESTMENTS:
  Net realized gains on investment transactions........................        22,846
                                                                         ------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.......................  $192,249,308
                                                                         ============

---------------
See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                            SIX MONTHS
                                                                              ENDED
                                                                            AUGUST 31,            YEAR ENDED
                                                                               1997              FEBRUARY 28,
                                                                           (UNAUDITED)               1997
                                                                         ----------------      ----------------
INVESTMENT ACTIVITIES:
OPERATIONS:
 Net investment income.................................................  $    192,226,462      $    313,627,480
 Net realized gains on investment transactions.........................            22,846               172,885
                                                                         ----------------      ----------------
 Change in net assets resulting from operations........................       192,249,308           313,800,365
                                                                         ----------------      ----------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
 Pacific Horizon Shares................................................       (57,653,267)         (110,595,534)
 Horizon Shares........................................................       (46,310,824)          (79,709,197)
 Horizon Service Shares................................................       (79,626,947)         (119,808,778)
 S Shares..............................................................          (629,524)(b)                --
 Y Shares..............................................................           (70,391)(c)                --
 X Shares..............................................................        (7,329,789)           (2,322,836)(a)
                                                                         ----------------      ----------------
Change in net assets from shareholder distributions....................      (191,620,742)         (312,436,345)
                                                                         ----------------      ----------------
CAPITAL SHARE TRANSACTIONS:
 Proceeds from shares Issued...........................................    24,957,660,701        42,442,585,809
 Dividends reinvested..................................................        89,864,407           177,262,119
 Cost of shares redeemed...............................................   (24,227,328,843)      (40,881,572,699)
                                                                         ----------------      ----------------
Change in net assets from capital share transactions...................       820,196,265         1,738,275,229
                                                                         ----------------      ----------------
Change in net assets...................................................       820,824,831         1,739,639,249
NET ASSETS
 Beginning of Period...................................................     7,150,709,222         5,411,069,973
                                                                         ----------------      ----------------
 End of Period.........................................................  $  7,971,534,053      $  7,150,709,222
                                                                         ================      ================

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

See Notes to Financial Statements.

PACIF IC HORIZON PRIME FUND, INC.
--------------------------------------------------------------------------------

Notes to Financial Statements (Unaudited)
--------------------------------------------------------------------------------

NOTE 1 -- ORGANIZATION

    Pacific Horizon Funds, Inc. (the "Company"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. On August 31, 1997, the Company operated as a series company comprised of seventeen funds. The accompanying financial statements and notes are those of the Pacific Horizon Prime Fund (the "Prime Fund").

    The Prime Fund issues six classes of shares (Pacific Horizon Shares, Horizon Shares, Horizon Services Shares, effective July 22, 1996, X Shares, S Shares effective April 7, 1997 and effective July 10, 1997, Y Shares). Pacific Horizon Shares have a Special Management Services Agreement/Plan while the Horizon Service Shares have a Shareholder Services Plan. X, S and Y Shares each have a Distribution and Services Plan.

    Bank of America National Trust and Savings Association ("Bank of America"), a subsidiary of BankAmerica Corporation, serves as the Fund's investment adviser. The BISYS Group, Inc. ("BISYS"), through its wholly-owned subsidiary BISYS Fund Services, Limited Partnership, served as the Fund's administrator through September 15, 1997. Concord Financial Group, Inc. (the "Distributor"), an indirect, wholly-owned subsidiary of BISYS, served as the distributor of the Fund's shares through September 15, 1997. BISYS Fund Services, Inc. ("BISYS Ohio"), also a wholly-owned subsidiary of BISYS, served as transfer agent and dividend disbursing agent of the Fund through October 24, 1997.

Change in Administrator

    Effective September 15, 1997, Bank of America will assume the responsibility of administrator for each of the Funds pursuant to the terms of an Administration Agreement between the Company and Bank of America (the "Administration Agreement").

    Bank of America has entered into an agreement with PFPC Inc. ("PFPC"), an indirect wholly-owned subsidiary of PNC Bank Corp., pursuant to which PFPC has agreed to provide certain sub-administration services to the Fund, including, among other things, assisting in the developing and monitoring of compliance procedures, participating in periodic updating of the Fund's prospectuses and statements of additional information, providing periodic reports to the Company's Board and providing certain record-keeping services. Bank of America will bear all fees and expenses charged by PFPC for such services.

    In addition, pursuant to authority granted in the Administration Agreement, Bank of America has entered into an agreement with The Bank of New York ("BONY") under which BONY has agreed to provide certain accounting, bookkeeping, pricing and dividend and distribution calculation services for the Fund. The Fund bear all fees and expenses charged by BONY for these services.

Change in Distributor

    Effective September 15, 1997, Provident Distributors, Inc. ("PDI"), will serve as principal underwriter and distributor of shares of the Fund.

Change In Transfer Agent

    Effective October 24, 1997, PFPC will serve as the Fund's transfer agent and dividend disbursing agent.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

PORTFOLIO VALUATIONS:

    The securities of the Prime Fund are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. In addition, the Fund may not (a) purchase any instrument with a remaining maturity greater than thirteen months unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted average portfolio maturity which exceeds 90 days.

SECURITIES TRANSACTIONS AND RELATED INCOME:

    The Prime Fund records security transactions on a trade date basis. Interest income, including accretion of discount and amortization of premium, is accrued daily. Realized gains and losses from security transactions are recorded on an identified cost basis.

EXPENSES:

    The Company accounts separately for the assets, liabilities and operations of the fund. Direct expenses of a fund are charged to that fund while general Company expenses are allocated among the Company's respective portfolios.

    The investment income and expenses of a fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a fund are allocated to each class of shares based upon their relative net asset value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

REPURCHASE AGREEMENT:

    The Prime Fund's custodian and other banks acting in a sub-custodian capacity take possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to determine that the value, including accrued interest, exceeds the repurchase price. In the event of the seller's default of the obligation to repurchase, the Prime Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:

    The Prime Fund's net investment income is declared as a dividend daily, and paid monthly, to shareholders of record at the close of business on record date. Net realized gains on portfolio securities, if any, are distributed at least annually. However, to the extent that net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Dividends and distributions are recorded by the Prime Fund on the ex-dividend date.

    The amount of dividends from net investment income and of distributions from net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

    As of February 28, 1997, the following reclassifications have been made to increase (decrease) such accounts with offsetting adjustments made to paid-in capital:

                ACCUMULATED
               UNDISTRIBUTED   ACCUMULATED
                    NET        NET REALIZED
                INVESTMENT     GAIN/(LOSS)
                  INCOME      ON INVESTMENTS
               -------------  --------------
Prime Fund       $   2,742       $182,342

FEDERAL INCOME TAXES:

    It is the Prime Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute timely, all of its net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

    At February 28, 1997, the Prime Fund had the following capital loss carryovers:

                        CAPITAL
                          LOSS     EXPIRATION
         FUND          CARRYOVER      DATE
---------------------- ----------  ----------
Prime Fund             $ 744,962      2002
                       2,725,176      2003
                       ----------
                       $3,470,138
                       ==========

    To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders. Addition-ally, during the year, the Prime Fund utilized $172,885 of its available capital loss carryover to offset realized capital gains for Federal income tax purposes.

NOTE 3 -- AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    The Prime Fund has an Investment Advisory Agreement with Bank of America. For the six months ended August 31, 1997, the Fund had an Administration Agreement with BISYS. Bank of America is entitled to a fee from the Prime Fund, which is accrued daily and payable monthly, at an annual rate of 0.10% of each Fund's first $3 billion of net assets, plus 0.09% of each Fund's next $2 billion of net assets, plus 0.08% of each Fund's net assets in excess of $5 billion. BISYS was entitled to a fee from the Prime Fund which is accrued daily and payable monthly, at an annual rate of 0.10% of the Fund's first $7 billion of net assets, plus 0.09% of the Fund's next $3 billion of net assets, plus 0.08% of the Fund's net assets in excess of $10 billion.

    The Prime Fund has entered into a Special Management Services Agreement (the "Services Agreement") pursuant to which they agree to pay Bank of America and BISYS a fee for various services relating to Pacific Horizon Shares. The special management services fee is accrued daily at an annual rate of 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares of the Prime Fund. Fees under the Services Agreement are borne solely by the Pacific Horizon Shares.

    Effective January 1997, the Services Agreement was terminated. The Prime Fund has adopted a Special Management Services Plan (the "Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Pacific Horizon Shares in return for a payment by the Prime Fund of a fee at an annual rate 0.32% of the average daily net assets of the outstanding Pacific Horizon Shares. Fees under the Services Plan are borne solely by the Pacific Horizon Shares. Service organizations include BISYS, Bank of America and its affiliates. For the six months ended August 31, 1997, the Prime Fund was advised that BISYS, Bank of America and their affiliates earned the following amounts pursuant to the Services Agreement and Services Plan:

             BANK OF
             AMERICA
               AND
           AFFILIATES                BISYS
       -------------------    -------------------
           $3,346,248               $22,110

    The Prime Fund has also adopted a Shareholder Services Plan (the "Horizon Services Plan") pursuant to which Service Organizations agree to provide certain services to their clients who are beneficial owners of Horizon Service Shares in return for payment by the Prime Fund of a fee at an annual rate of 0.25% of the average daily net assets of the Horizon Service Shares, which are borne solely by the Horizon Service Shares. Service Organizations may include the Distributor, Bank of America and their affiliates. For the six months ended August 31, 1997, the Prime Fund was advised that BISYS, Bank of America and its affiliates earned the following amounts pursuant to the Horizon Services Plan:

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
       ------------------------------------------
                       $3,166,103

    The Prime Fund has adopted the Distribution and Services Plan under which the Prime Fund pays the Distributor and Service Organizations for the provision of support services with respect to the beneficial owners of X Shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.30% and 0.25%, respectively, of the average daily net assets of the Prime Fund's X Shares. For the six months ended August 31, 1997, the Prime Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
       ------------------------------------------
                        $374,472

    The Prime Fund has adopted the Distribution and Services Plan under which the Prime Fund pays the Distributor and Service Organization for the provision of support service with respect to the beneficial owners of Y shares. Payments for distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%; respectively, of the average daily net assets of the Prime Fund's Y shares. For the period from July 10, 1997 (date of inception) to August 31, 1997, the Prime Fund was advised that Bank of America and its affiliates earned the following amounts pursuant to the Distribution and Services Plan.

                        BANK OF
                        AMERICA
                          AND
                       AFFILIATES
       ------------------------------------------
                         $3,907

    The Prime Fund has adopted the Distribution and Services Plan under which the Fund pays the Distributor and Service Organization for the provision of support services with respect to the beneficial owners of S shares. Payments for the distribution expenses and shareholder servicing expenses may not exceed the annual rate of 0.75% and 0.25%, respectively, of the average daily net assets of the Prime Fund's S shares. For the period from April 7, 1997(date of inception) to August 31, 1997 the Fund was advised that Bank of America and its affiliates earned $31,874 pursuant to the Distribution and Services Plan.

    BISYS Ohio served the Prime Fund as transfer agent and dividend disbursing agent. In these capacities, BISYS Ohio earned $162,342, for the six months ended August 31, 1997.

    For the six months ended August 31, 1997, the Prime Fund incurred legal charges totaling $295,692, which were earned by a law firm, a partner of which serves as Secretary of the Company.

    Certain officers of the Company are affiliated with BISYS. Such persons are not paid directly by the Company for serving in these capacities.

NOTE 4 -- DIRECTORS' COMPENSATION

    Each Director of the Company is entitled to an annual retainer of $25,000, plus $1,000 for each day the Director participates in all or part of a Board or Committee meeting and the Chairman of each Committee receives a retainer of $1,000 for services as Chairman of the Committee. In addition, the Company's President is entitled to an annual salary of $20,000 for services as President.

    The Board has also established a retirement plan (the "Retirement Plan") for the Directors. The Retirement Plan provides that each Director who dies or resigns after five years of service as a Director will be entitled to receive ten annual payments each equal to the greater of: (i) 50% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 50% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. A Director who dies or resigns after nine years of service as a Director will be entitled to receive ten annual payments equal to the greater of: (i) 100% of the annual Director's retainer that was payable during the year of that Director's death or resignation, or (ii) 100% of the annual Director's retainer then in effect for Directors of the Fund during the year of such payment. In addition, the amount payable each year to a Director who dies or resigns shall be increased by $1,000 for each year of service that the Director served as Chairman of the Board. Each Director may receive any benefits payable under the Retirement Plan, at his or her election, either in one lump sum payment or ten annual installments. A Director's years of service for the purpose of calculating the payments described above shall be based upon service as a Director or Chairman after February 28, 1994. Aggregate costs pursuant to the Retirement Plan amounted to $15,064, for the Prime Fund, for the six months ended August 31, 1997.

NOTE 5 -- CAPITAL SHARE TRANSACTIONS

    Transactions in shares of the Prime Fund (at $1.00 per share) for the periods indicated are summarized below:

                                                            PRIME FUND
                                             -----------------------------------------
                                             SIX MONTHS ENDED
                                              AUGUST 31, 1997           YEAR ENDED
                                                (UNAUDITED)         FEBRUARY 28, 1997
                                             -----------------      ------------------
Pacific Horizon Shares
  Issued..................................      1,421,450,092           4,320,031,345
  Reinvest................................         44,139,878              99,202,915
  Redeemed................................     (1,500,161,348)         (4,326,928,364)
                                                -------------           -------------
Net increase/ (decrease)..................        (34,571,378)             92,305,896
                                                =============           =============
Horizon Shares
  Issued..................................      9,219,317,384          15,114,015,999
  Reinvest................................         13,412,109              25,723,399
  Redeemed................................     (8,920,510,978)        (15,081,065,299)
                                                -------------           -------------
Net increase/ (decrease)..................        312,218,515              58,674,099
                                                =============           =============
Horizon Service Shares
  Issued..................................     13,634,158,320          22,771,276,975
    Reinvest..............................         26,468,915              50,011,411
    Redeemed..............................    (13,476,384,289)        (21,437,775,542)
                                                -------------           -------------
Net increase/
  (decrease)..............................        184,242,946           1,383,512,844
                                                =============           =============
X Shares
  Issued..................................        518,517,302             237,259,971
  Reinvest................................          5,573,041               2,324,394
  Redeemed................................       (321,059,977)            (35,803,494)
                                                -------------           -------------
Net increase..............................        203,030,366             203,780,871(a)
                                                =============           =============
S Shares
  Issued..................................        122,180,115                      --
  Reinvest................................            270,464                      --
  Redeemed................................         (3,912,346)                     --
                                                -------------           -------------
Net increase..............................        118,538,233(b)                   --
                                                =============           =============
Y Shares
  Issued..................................         42,037,008                      --
  Reinvest................................                 --                      --
  Redeemed................................         (5,299,425)                     --
                                                -------------           -------------
Net increase..............................         36,737,583(c)                   --
                                                =============           =============

---------------

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Period from April 7, 1997 (inception date) to August 31, 1997.

(c) Period from July 10, 1997 (inception date) to August 31, 1997.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
PACIFIC HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
Income from Investment Operations:
 Net investment income.............      0.0258        0.0492        0.0539        0.0424        0.0287        0.0340
 Net realized gains/(losses) on
   investment transactions.........          --            --        0.0004       (0.0227)      (0.0016)           --
                                         ------        ------        ------        ------        ------        ------
Total income from investment
 operations........................      0.0258        0.0492        0.0543        0.0197        0.0271        0.0340
Less dividends to shareholders from
 net investment income.............     (0.0257)      (0.0490)      (0.0539)      (0.0422)      (0.0287)      (0.0341)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................          --            --            --        0.0233            --            --
                                         ------        ------        ------        ------        ------        ------
Net change in net asset value per
 share.............................      0.0001        0.0002        0.0004        0.0008       (0.0016)      (0.0001)
                                         ------        ------        ------        ------        ------        ------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................     $  1.00      $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         ======        ======        ======        ======        ======        ======
Total return.......................        2.59%(d)      5.01%         5.53%         4.30%+        2.91%         3.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets at end of period
 (millions)........................     $ 2,258      $  2,292      $  2,200      $  1,129      $  1,216      $    992
Ratio of expenses to average net
 assets............................        0.55%(c)      0.55%         0.55%         0.51%         0.52%         0.55%
Ratio of net investment income to
 average net assets................        5.11%(c)      4.92%         5.37%         4.19%         2.86%         3.42%
Ratio of expenses to average net
 assets*...........................          (b)           (b)         0.56%         0.56%         0.53%           (a)
Ratio of net investment income to
 average net assets*...............          (b)           (b)         5.36%         4.14%         2.85%           (a)

---------------

*    During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.
+    Total return includes the effect of the voluntary capital contribution from the Investment
     Advisor. Without this capital contribution, the total return would have been lower.
(a)  There were no fee waivers or expense reimbursements during the period.
(b)  Fees paid by third parties had no effect on the ratios.
(c)  Annualized.
(d)  Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0273       0.0524        0.0571        0.0461        0.0319        0.0372
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0232)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0273       0.0524        0.0575        0.0229        0.0303        0.0372
Less dividends to shareholders from
 net investment income.............      (0.0273)     (0.0522)      (0.0571)      (0.0454)      (0.0319)      (0.0372)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................           --       0.0002        0.0004        0.0008       (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.76%(d)     5.34%         5.86%         4.63%+        3.24%         3.78%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   2,022     $  1,710      $  1,651      $    662      $  3,840      $ 10,301
 Ratio of expenses to average net
   assets..........................         0.23%(c)     0.23%         0.23%         0.16%         0.20%         0.23%
 Ratio of net investment income to
   average net assets..............         5.43%(c)     5.24%         5.69%         4.11%         3.19%         3.59%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.24%         0.23%         0.21%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.68%         4.04%         3.18%           (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                      SIX MONTHS
                                         ENDED                                  YEAR ENDED
                                      AUGUST 31,   --------------------------------------------------------------------
                                         1997      FEBRUARY 28,  FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,  FEBRUARY 28,
                                      (UNAUDITED)      1997          1996          1995          1994          1993
                                      -----------  ------------  ------------  ------------  ------------  ------------
HORIZON SERVICE SHARES
NET ASSET VALUE PER SHARE,
 BEGINNING OF PERIOD...............    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         -------      -------       -------       -------       -------       -------
Income from Investment Operations:
 Net investment income.............       0.0261       0.0499        0.0546        0.0431        0.0294        0.0345
 Net realized gains/(losses) on
   investment transactions.........           --           --        0.0004       (0.0227)      (0.0016)           --
                                         -------      -------       -------       -------       -------       -------
Total income from investment
 operations........................       0.0261       0.0499        0.0550        0.0204        0.0278        0.0345
Less dividends to shareholders from
 net
investment income..................      (0.0260)     (0.0497)      (0.0546)      (0.0429)      (0.0294)      (0.0347)
Increase due to voluntary capital
 contribution from Investment
 Advisor...........................           --           --            --        0.0233            --            --
                                         -------      -------       -------       -------       -------       -------
Net change in net asset value per
 share.............................       0.0001       0.0002        0.0004        0.0008       (0.0016)      (0.0002)
                                         -------      -------       -------       -------       -------       -------
NET ASSET VALUE PER SHARE, END OF
 PERIOD............................    $    1.00     $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                         =======      =======       =======       =======       =======       =======
Total return.......................         2.63%(d)     5.08%         5.60%         4.37%+        2.98%         3.53%
RATIOS/SUPPLEMENTAL DATA:
 Net assets at end of period
   (millions)......................    $   3,130     $  2,945      $  1,561      $    864      $    839      $    793
 Ratio of expenses to average net
   assets..........................         0.48%(c)     0.48%         0.48%         0.44%         0.45%         0.48%
 Ratio of net investment income to
   average net assets..............         5.18%(c)     5.00%         5.44%         4.31%         2.94%         3.49%
 Ratio of expenses to average net
   assets*.........................           (b)          (b)         0.49%         0.48%         0.46%           (a)
 Ratio of net investment income to
   average net assets*.............           (b)          (b)         5.43%         4.27%         2.93%           (a)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

  + Total return includes the effect of the voluntary capital contribution from the Investment Advisor. Without this capital contribution, the total return would have been lower.

(a) There were no fee waivers or expense reimbursements during the period.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                        SIX MONTHS
                                                           ENDED
                                                        AUGUST 31,     PERIOD ENDED
                                                           1997        FEBRUARY 28,
                                                        (UNAUDITED)      1997(a)
                                                        -----------    ------------
X SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD.......    $    1.00       $   1.00
Income from Investment Operations:
  Net investment income..............................       0.0245         0.0282
  Net realized gains/(losses) on investment
    transactions.....................................           --             --
                                                          --------       --------
Total income from investment operations..............       0.0245         0.0282
Less dividends to shareholders from net investment
  income.............................................      (0.0245)       (0.0281)
                                                          --------       --------
Net change in net asset value per share..............           --         0.0001
                                                          --------       --------
NET ASSET VALUE PER SHARE, END OF PERIOD.............    $    1.00       $   1.00
                                                          ========       ========
Total return.........................................         2.48%(d)       2.84%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).............    $     407       $    204
  Ratio of expenses to average net assets............         0.78%(c)       0.78%(c)
  Ratio of net investment income to average net
    assets...........................................         4.90%(c)       4.73%(c)
  Ratio of expenses to average net assets*...........          (b)            (b)
  Ratio of net investment income to average net
    assets*..........................................          (b)            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 22, 1996 (inception date) to February 28, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
S SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0197
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0197
Less dividends to shareholders from net investment
  income.................................................        (0.0197)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $     119
  Ratio of expenses to average net assets................           0.78%(c)
  Ratio of net investment income to average net assets...           4.94%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from April 7, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

PACIFIC HORIZON PRIME FUND
--------------------------------------------------------------------------------

Financial Highlights
--------------------------------------------------------------------------------

                                                             PERIOD ENDED
                                                            AUGUST 31, 1997
                                                            (UNAUDITED)(a)
                                                            ---------------
Y SHARES
NET ASSET VALUE PER SHARE, BEGINNING OF PERIOD...........      $    1.00
                                                                --------
Income from Investment Operations:
  Net investment income..................................         0.0065
  Net realized gains/(losses) on investment
    transactions.........................................             --
                                                                --------
Total income from investment operations..................         0.0065
Less dividends to shareholders from net investment
  income.................................................        (0.0065)
                                                                --------
Net change in net asset value per share..................             --
                                                                --------
NET ASSET VALUE PER SHARE, END OF PERIOD.................      $    1.00
                                                                ========
Total return.............................................           2.48%(d)
RATIOS/SUPPLEMENTAL DATA:
  Net assets at end of period (millions).................      $      37
  Ratio of expenses to average net assets................           1.23%(c)
  Ratio of net investment income to average net assets...           4.50%(c)
  Ratio of expenses to average net assets*...............            (b)
  Ratio of net investment income to average net
    assets*..............................................            (b)

---------------

  * During the period, certain fees were voluntarily reduced and/or reimbursed. If such voluntary fee reductions and/or reimbursements had not occurred, the ratios would have been as indicated.

(a) Period from July 10, 1997 (inception date) to August 31, 1997.

(b) Fees paid by third parties had no effect on the ratios.

(c) Annualized.

(d) Not annualized.

See Notes to Financial Statements.

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